UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03290
Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Variable
Series Funds, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011
Registrant’s telephone number, including area code: (800) 456-4587
Date of fiscal year end: 12/31/2009
Date of reporting period: 03/31/2009
Item 1 — Schedule of Investments

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.3%	General Dynamics Corp.	5,300	$220,427
	L-3 Communications Holdings, Inc.	2,900	196,620
	Raytheon Co.	6,000	233,640

			650,687

Beverages - 0.8%	The Coca-Cola Co.	1,000	43,950
	Hansen Natural Corp. (a)	4,600	165,600
	PepsiCo, Inc.	400	20,592

			230,142

Biotechnology - 1.8%	Amgen, Inc. (a)	6,000	297,120
	Biogen Idec, Inc. (a)	4,000	209,680

			506,800

Chemicals - 0.6%	The Dow Chemical Co.	19,300	162,699

Commercial Services & Supplies - 0.9%	Pitney Bowes, Inc.	5,000	116,750
	R.R. Donnelley & Sons Co.	17,100	125,343

			242,093

Communications Equipment - 0.1%	Cisco Systems, Inc. (a)	2,000	33,540

Computers & Peripherals - 3.3%	Apple, Inc. (a)	200	21,024
	EMC Corp. (a)	20,800	237,120
	International Business Machines Corp.	1,400	135,646
	Lexmark International, Inc. Class A (a)	8,000	134,960
	Qlogic Corp. (a)	16,800	186,816
	Western Digital Corp. (a)	10,400	201,136

			916,702

Diversified Financial Services - 0.1%	JPMorgan Chase & Co.	1,300	34,554

Diversified Telecommunication Services - 2.3%	AT&T Inc.	6,600	166,320
	Qwest Communications International, Inc.	50,500	172,710
	Verizon Communications, Inc.	10,200	308,040

			647,070

Electronic Equipment, Instruments & Components - 0.6%	Ingram Micro, Inc. Class A (a)	14,100	178,224

Energy Equipment & Services - 2.5%	ENSCO International, Inc.	6,500	171,600
	Nabors Industries Ltd. (a)	16,700	166,833
	Noble Corp.	7,500	180,675
	Tidewater, Inc.	5,100	189,363

			708,471

Food & Staples Retailing - 1.1%	SYSCO Corp.	9,300	212,040
	Wal-Mart Stores, Inc.	1,700	88,570

			300,610

Food Products - 0.8%	Archer-Daniels-Midland Co.	8,200	227,796

Health Care Providers & Services - 7.2%	Aetna, Inc.	8,300	201,939
	AmerisourceBergen Corp.	5,700	186,162
	Community Health Systems, Inc. (a)	10,800	165,672
	Humana, Inc. (a)	5,000	130,400
	LifePoint Hospitals, Inc. (a)	8,900	185,654
	Lincare Holdings, Inc. (a)	7,600	165,680
	McKesson Corp.	4,700	164,688
	Omnicare, Inc.	7,200	176,328
	Quest Diagnostics, Inc.	3,900	185,172

1

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UnitedHealth Group, Inc.	11,100	$232,323
	WellPoint, Inc. (a)	6,000	227,820

			2,021,838

Household Durables - 2.5%	D.R. Horton, Inc.	17,500	169,750
	KB Home	12,300	162,114
	MDC Holdings, Inc.	6,000	186,840
	Toll Brothers, Inc. (a)	9,600	174,336

			693,040

Household Products - 0.6%	The Procter & Gamble Co.	3,300	155,397

IT Services - 3.6%	Accenture Ltd. Class A	7,000	192,430
	Affiliated Computer Services, Inc. Class A (a)	3,800	181,982
	Alliance Data Systems Corp. (a)	1,700	62,815
	Computer Sciences Corp. (a)	5,300	195,252
	Global Payments, Inc.	5,700	190,437
	Hewitt Associates, Inc. Class A (a)	6,000	178,560

			1,001,476

Independent Power Producers & Energy Traders - 0.5%	The AES Corp. (a)	24,300	141,183

Industrial Conglomerates - 0.2%	General Electric Co.	4,700	47,517

Insurance - 2.2%	Chubb Corp.	5,200	220,064
	The Travelers Cos., Inc.	5,800	235,712
	UnumProvident Corp.	12,500	156,250

			612,026

Internet Software & Services - 0.1%	Google, Inc. Class A (a)	50	17,403

Leisure Equipment & Products - 0.7%	Hasbro, Inc.	7,500	188,025

Machinery - 0.7%	Dover Corp.	7,000	184,660

Multiline Retail - 0.7%	Family Dollar Stores, Inc.	5,500	183,535

Oil, Gas & Consumable Fuels - 11.4%	Anadarko Petroleum Corp.	5,300	206,117
	Chevron Corp.	7,300	490,852
	ConocoPhillips	8,100	317,196
	Exxon Mobil Corp.	14,100	960,210
	Marathon Oil Corp.	8,600	226,094
	Murphy Oil Corp.	4,000	179,080
	Occidental Petroleum Corp.	5,000	278,250
	Sunoco, Inc.	6,400	169,472
	Tesoro Corp.	13,600	183,192
	Valero Energy Corp.	11,000	196,900

			3,207,363

Personal Products - 0.5%	Herbalife Ltd.	9,800	146,804

Pharmaceuticals - 7.1%	Bristol-Myers Squibb Co.	5,100	111,792
	Eli Lilly & Co.	7,500	250,575
	Endo Pharmaceuticals Holdings, Inc. (a)	9,000	159,120
	Forest Laboratories, Inc. (a)	8,200	180,072
	Johnson & Johnson	10,000	526,000
	King Pharmaceuticals, Inc. (a)	21,700	153,419
	Merck & Co., Inc.	800	21,400
	Pfizer, Inc.	28,300	385,446

2

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Watson Pharmaceuticals, Inc. (a)	6,400	$199,104

			1,986,928

Professional Services - 0.7%	Manpower, Inc.	6,200	195,486

Semiconductors & Semiconductor Equipment - 1.2%	Intel Corp.	1,500	22,575
	National Semiconductor Corp.	14,000	143,780
	Silicon Laboratories, Inc. (a)	6,500	171,600

			337,955

Software - 3.3%	BMC Software, Inc. (a)	6,200	204,600
	CA, Inc.	11,000	193,710
	Compuware Corp. (a)	27,700	182,543
	Microsoft Corp.	8,300	152,471
	Synopsys, Inc. (a)	9,700	201,081

			934,405

Specialty Retail - 2.0%	AutoZone, Inc. (a)	1,100	178,882
	Foot Locker, Inc.	19,100	200,168
	Limited Brands, Inc.	21,300	185,310

			564,360

Textiles, Apparel & Luxury Goods - 0.6%	Polo Ralph Lauren Corp.	4,000	169,000

Trading Companies & Distributors - 0.3%	United Rentals, Inc. (a)	19,300	81,253

	Total Common Stocks - 63.3%		17,709,042

	Preferred Securities

		Par
	Capital Trusts	(000)

Capital Markets - 0.0%	Credit Suisse Guernsey Ltd., 5.86% (b)(c)	USD	5	1,853

Commercial Banks - 0.1%	BAC Capital Trust VI, 5.625%, 3/08/35		30	12,754
	Barclays Bank Plc, 8.55% (b)(c)(d)		55	19,800
	Wells Fargo & Co. Series K, 7.98%, (b)(c)		5	2,350

				34,904

Diversified Financial Services - 0.2%	JPMorgan Chase & Co., 7.90% (b)(c)		60	38,558
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		45	29,802

				68,360

Insurance - 0.3%	American International Group, Inc., 6.25%, 3/15/87		15	1,200
	Chubb Corp., 6.375%, 3/29/67 (b)		25	14,270
	Lincoln National Corp., 7%, 5/17/66 (b)		25	5,250
	MetLife, Inc., 6.40%, 12/15/66		45	18,900
	Progressive Corp., 6.70%, 6/15/37 (b)		35	15,744
	The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		25	13,267

				68,631

	Total Preferred Securities - 0.6%			173,748

	Fixed Income Securities

	Asset-Backed Securities

	ACE Securities Corp. Series 2005-ASP1 Class M1, 1.118%, 9/25/35 (b)		100	10,000
	American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11		105	104,358

3

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)		Value

	Capital Auto Receivables Asset Trust Series 2006-1 Class A4, 5.04%, 5/17/10	USD	100	$99,779
	Chase Issuance Trust Series 2007-A17 Class A, 5.12%, 10/15/14		100	100,622
	Citibank Omni Master Trust Series 2007-A9A Class A9, 1.548%, 12/23/13 (b)		120	108,668
	Countrywide Asset Backed Certificates Series 2004-5 Class A, 0.888%, 10/25/34 (b)		17	8,828
	Countrywide Asset Backed Certificates Series 2004-13 Class AF4, 4.583%, 1/25/33 (b)		48	34,552
	Irwin Home Equity Corp. Series 2005-C Class 1A1, 0.698%, 4/25/30 (b)		14	12,593
	Lehman XS Trust Series 2005-5N Class 3A2, 0.798%, 11/25/35 (b)		42	11,115
	Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ, 0.738%, 12/25/34 (b)		8	4,195
	Morgan Stanley Home Equity Loans Series 2007-2 Class A1, 0.538%, 4/25/37 (b)		97	83,839
	New Century Home Equity Loan Trust Series 2005-2 Class A2MZ, 0.698%, 6/25/35 (b)		21	15,685
	Park Place Securities, Inc. Series 2005-WCH1 Class A1B, 0.738%, 1/25/35 (b)		6	5,278
	Park Place Securities, Inc. Series 2005-WCH1 Class A3D, 0.778%, 1/25/35 (b)		6	5,328
	Residential Asset Mortgage Products, Inc. Series 2005-RS3 Class AI2, 0.608%, 3/25/35 (b)		8	7,295
	SLM Student Loan Trust Series 2005-4 Class A2, 1.172%, 4/26/21 (b)		30	28,995
	SLM Student Loan Trust Series 2008-5 Class A2, 2.192%, 10/25/16 (b)		120	117,352
	SLM Student Loan Trust Series 2008-5 Class A4, 2.792%, 7/25/23 (b)		100	94,518
	Structured Asset Investment Loan Trust Series 2003-BC6 Class M1, 1.563%, 7/25/33 (b)		137	69,449
	Structured Asset Investment Loan Trust Series 2003-BC7 Class M1, 1.563%, 7/25/33 (b)		118	65,265
	Structured Asset Investment Loan Trust Series 2004-8 Class M4, 1.438%, 9/25/34 (b)		80	43,399
	Structured Asset Securities Corp. Series 2004-23XS Class 2A1, 0.738%, 1/25/35 (b)		32	14,800
	USAA Auto Owner Trust Series 2005-3 Class A4, 4.63%, 5/15/12		103	103,753
	World Omni Auto Receivables Trust Series 2006-B Class A3, 5.15%, 11/15/10		58	57,824

	Total Asset-Backed Securities - 4.3%			1,207,490

Industry	Corporate Bonds

Aerospace & Defense - 0.0%	Honeywell International, Inc., 5.70%, 3/15/36		10	9,705

4

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	L-3 Communications Corp. Series B, 6.375%, 10/15/15	USD	2	$1,885

				11,590

Air Freight & Logistics - 0.2%	United Parcel Service, Inc., 3.875%, 4/01/14		50	50,122
	United Parcel Service, Inc., 6.20%, 1/15/38		5	5,087

				55,209

Airlines - 0.1%	American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12		16	14,297

Capital Markets - 0.9%	The Bear Stearns Cos., Inc., 6.95%, 8/10/12 (e)		70	71,286
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13		50	46,690
	Lehman Brothers Holdings, Inc., 5.625%, 1/24/13 (a)(f)		70	8,400
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(f)		25	3
	Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27 (a)(f)		25	3,187
	Morgan Stanley, 1.399%, 1/09/12 (b)		50	40,129
	UBS AG Series DPNT, 5.875%, 12/20/17		100	86,009

				255,704

Chemicals - 0.0%	Huntsman International LLC, 7.875%, 11/15/14		10	4,100
	Huntsman International LLC, 7.375%, 1/01/15		5	2,050
	PolyOne Corp., 8.875%, 5/01/12		10	4,350

				10,500

Commercial Banks - 0.8%	Corporacion Andina de Fomento, 6.875%, 3/15/12		50	49,264
	Eksportfinans A/S, 5.50%, 5/25/16		25	26,762
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		100	101,093
	Wachovia Bank NA, 6.60%, 1/15/38		60	47,451

				224,570

Consumer Finance - 0.0%	SLM Corp., 5.125%, 8/27/12		25	13,471

Diversified Financial Services -1.7%	Bank of America Corp., 4.875%, 9/15/12 (e)		65	58,664
	Citigroup, Inc., 5.625%, 8/27/12		90	65,550
	General Electric Capital Corp., 1.80%, 3/11/11		200	200,532
	General Electric Capital Corp., 6.15%, 8/07/37		55	40,674
	General Electric Capital Corp., 6.375%, 11/15/67 (b)		50	24,279
	JPMorgan Chase & Co, 1.65%, 2/23/11		100	100,419

				490,118

Diversified Telecommunication Services - 0.5%	AT&T, Inc., 6.50%, 9/01/37		75	67,682
	GTE Corp., 6.84%, 4/15/18		50	49,515
	Qwest Communications International Inc., 7.50%, 2/15/14		10	8,650
	Qwest Communications International Inc. Series B, 7.50%, 2/15/14		5	4,325

				130,172

Electric Utilities - 0.1%	Florida Power & Light Co., 5.95%, 2/01/38		25	25,274
	Southern California Edison Co., 5.625%, 2/01/36		6	5,686

				30,960

5

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds		(000)	Value

Energy Equipment & Services - 0.1%	Halliburton Co., 6.15%, 9/15/19	USD	25	$25,403

Food Products - 0.1%	Kraft Foods, Inc., 6.50%, 8/11/17		35	36,041

Hotels, Restaurants & Leisure - 0.1%	American Real Estate Partners LP, 7.125%, 2/15/13		5	3,975
	Wendy’s International, Inc., 6.25%, 11/15/11		20	18,200

				22,175

Household Durables - 0.4%	Centex Corp., 4.55%, 11/01/10		15	13,650
	Centex Corp., 5.125%, 10/01/13		20	15,800
	D.R. Horton, Inc., 6.875%, 5/01/13		30	25,200
	D.R. Horton, Inc., 5.625%, 9/15/14		10	7,850
	KB Home, 6.375%, 8/15/11		25	22,500
	Lennar Corp. Series B, 5.60%, 5/31/15		15	10,688
	Pulte Homes, Inc., 5.20%, 2/15/15		10	7,913
	Ryland Group, Inc., 5.375%, 5/15/12		10	8,700
	Toll Brothers Finance Corp., 4.95%, 3/15/14		10	8,488

				120,789

IT Services - 0.2%	First Data Corp., 9.875%, 9/24/15		25	14,625
	Sabre Holdings Corp., 6.35%, 3/15/16		40	15,200

				29,825

Independent Power Producers & Energy Traders - 0.1%	TXU Corp., 5.55%, 11/15/14		40	14,883

Insurance - 0.1%	Hartford Life Global Funding Trusts, 1.50%, 6/16/14		50	31,604

Internet & Catalog Retail - 0.1%	Expedia, Inc., 7.456%, 8/15/18		30	25,200

Media - 1.3%	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (b)		30	30,000
	Comcast Corp., 5.85%, 1/15/10		50	50,762
	Comcast Corp., 6.50%, 1/15/17		50	49,496
	Comcast Corp., 6.45%, 3/15/37		30	26,210
	Cox Communications, Inc., 7.125%, 10/01/12		30	29,864
	News America, Inc., 6.40%, 12/15/35		40	29,634
	News America, Inc., 6.75%, 1/09/38		85	85,767
	Time Warner Cable, Inc., 5.85%, 5/01/17		50	44,825
	Viacom, Inc., 5.75%, 4/30/11		30	29,225

				375,783

Multi-Utilities - 0.1%	Xcel Energy, Inc., 6.50%, 7/01/36		20	17,752

Multiline Retail - 0.0%	Macys Retail Holdings, Inc., 5.35%, 3/15/12		15	11,774

Oil, Gas & Consumable Fuels - 0.9%	Anadarko Petroleum Corp., 6.45%, 9/15/36		20	13,979
	BP Capital Markets Plc, 3.125%, 3/10/12		45	45,185
	Chevron Corp., 3.95%, 3/03/14		30	30,809
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		20	19,100
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		25	21,599
	Motiva Enterprises LLC, 5.20%, 9/15/12 (d)		60	62,130
	Shell International Finance B.V., 4%, 3/21/14		50	50,702
	Tennessee Gas Pipeline Co., 7%, 10/15/28		5	4,253

				247,757

Pharmaceuticals - 0.8%	Abbott Laboratories, 5.125%, 4/01/19		25	25,143

6

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Eli Lilly & Co., 3.55%, 3/06/12	USD	20	$20,433
	Eli Lilly & Co., 7.125%, 6/01/25		5	5,651
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		25	26,010
	Novartis Securities Investment Ltd., 5.125%, 2/10/19		25	25,383
	Pfizer, Inc., 4.45%, 3/15/12		75	77,036
	Roche Holdings, Inc., 3.249%, 2/25/11 (b)(d)		10	9,982
	Roche Holdings, Inc., 5%, 3/01/14 (d)		25	25,588
	Wyeth, 6%, 2/15/36		10	9,332

				224,558

Road & Rail - 0.0%	The Hertz Corp., 8.875%, 1/01/14		10	6,063

Software - 0.1%	Oracle Corp., 5.75%, 4/15/18		20	20,872

Trading Companies & Distributors - 0.1%	United Rentals North America, Inc., 6.50%, 2/15/12		30	24,000

Wireless Telecommunication Services - 0.2%	Verizon Wireless Capital LLC, 8.50%, 11/15/18 (d)		50	57,116

	Total Corporate Bonds - 9.0%			2,528,186

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39	EUR	50	70,941
	Mexico Government International Bond, 6.375%, 1/16/13	USD	15	15,825
	United Kingdom Gilt, 5%, 3/07/12	GBP	100	155,627
	United Kingdom Gilt, 4.25%, 12/07/49		20	27,944

	Total Foreign Government Obligations - 1.0%			270,337

	US Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.00%, 4/01/24 (g)	USD	100	101,656
	4.50%, 12/01/18		95	98,681
	4.50%, 3/01/39 - 4/15/39 (g)		850	868,765
	4.852%, 8/01/38 (b)		94	95,732
	5.00%, 4/15/24 - 4/15/39 (g)		2,949	3,047,784
	5.50%, 10/01/20 - 5/15/39 (g)		220	228,929
	5.57%, 4/01/37 (b)		53	54,558
	6.00%, 6/01/20 - 4/15/39 (g)		598	624,940
	6.50%, 7/01/32 - 5/15/39 (g)		165	174,080
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 9/01/35 - 3/01/39		193	197,365
	5.00%, 6/01/36		30	30,916
	5.199%, 12/01/35 (b)		49	50,015
	5.50%, 4/15/24 - 4/15/39 (g)		400	415,500
	5.867%, 4/01/37 (b)		39	40,941
	6.00%, 6/01/35		70	73,330

7

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency	Par
	Mortgage-Backed Securities	(000)		Value

	7.00%,12/01/31-7/01/32	USD	31	$33,858
	Ginnie Mae MBS Certificates:
	4.50%, 4/15/39 - 5/15/39 (g)		600	612,657
	6.00%, 5/21/38 - 5/15/39 (g)		300	312,188
	7.00%, 12/15/30		85	91,420

	Total US Government Agency Mortgage-Backed Securities - 25.5%			7,153,315

	US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

	Fannie Mae Trust Series 378 Class 4, 5%, 7/01/36 (h)		217	23,297
	Fannie Mae Trust Series 2006-9 Class DA, 5.50%, 7/25/25		42	42,754
	Fannie Mae Trust Series 2007-30 Class WI, 6.371%, 4/25/37 (h)		194	15,455
	Fannie Mae Trust Series 2008-2 Class SA, 5.881%, 2/25/38 (h)		96	8,047
	Freddie Mac Multiclass Certificates Series 3068 Class VA, 5.50%, 10/15/16		60	63,017
	Freddie Mac Multiclass Certificates Series 3087 Class VA, 5.50%, 3/15/15		169	175,035
	Freddie Mac Multiclass Certificates Series 3171 Class ST, 6.152%, 6/15/36 (h)		161	13,397
	Freddie Mac Multiclass Certificates Series 3218 Class SA, 6.237%, 9/15/36 (h)		75	5,870
	Freddie Mac Multiclass Certificates Series 3501 Class SJ, 6.044%, 1/15/39 (h)		100	7,614
	Ginnie Mae Trust Series 2007-9 Class BI, 6.35%, 3/20/37 (h)		205	14,103
	Ginnie Mae Trust Series 2007-59 Class SC, 6.03%, 7/20/37 (h)		137	8,890
	Ginnie Mae Trust Series 2007-67 Class SI, 6.04%, 11/20/37 (h)		83	5,184

	Total US Government Agency Mortgage Backed Securities - Collateralized Mortgage Obligations - 1.4%			382,663

	Non- US Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 4.6%	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 3A1, 5.372%, 8/25/35 (b)		419	270,673
	Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2 Class 2A1, 5.65%, 7/25/36 (b)		148	75,444
	Citimortgage Alternative Loan Trust Series 2007-A8 Class A1, 6%, 10/25/37		91	42,275
	Countrywide Alternative Loan Trust Series 2006-01A0 Class 1A1, 2.474%, 8/25/46 (b)		—	57

8

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non- US Government Agency Mortgage-	Par
	Backed Securities	(000)		Value

	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 2A1, 0.638%, 4/25/46 (b)	USD	18	$6,552
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 3A1, 0.638%, 4/25/46 (b)		41	16,299
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-J3 Class A10, 6%, 7/25/37		92	42,201
	First Horizon Asset Securities, Inc. Series 2005-AR3 Class 3A1, 5.504%, 8/25/35 (b)		30	21,941
	Impac Secured Assets CMN Owner Trust Series 2004-3 Class 1A4, 1.238%, 11/25/34 (b)		16	7,241
	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 Class 2A1, 5.734%, 4/25/37 (b)		125	63,857
	Structured Asset Securities Corp. Series 2005-GEL2 Class A, 0.718%, 4/25/35 (b)		12	10,255
	Structured Asset Securities Corp. Series 2005-OPT1 Class A4M, 0.788%, 11/25/35 (b)		31	19,674
	WaMu Mortgage Pass-Through Certificates Series 2006-AR18 Class 1A1, 5.303%, 1/25/37 (b)		71	34,517
	WaMu Mortgage Pass-Through Certificates Series 2007-0A4 Class 1A, 2.284%, 5/25/47 (b)		22	8,361
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A, 2.264%, 6/25/47 (b)		22	7,819
	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Class 1A1, 5.589%, 3/25/37 (b)		375	183,194
	Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OC1 Class A, 0.678%, 1/25/47 (b)		160	59,077
	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15 Class 2A1, 5.112%, 9/25/35 (b)		215	165,316
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 Class 2A5, 5.072%, 3/25/36 (b)		207	118,534
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR3 Class A4, 5.708%, 3/25/36 (b)		135	74,947
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12 Class 2A1, 6.096%, 9/25/36 (b)		33	20,571
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR17 Class A1, 5.329%, 10/25/36 (b)		57	31,432

				1,280,237

Commercial Mortgage-Backed Securities - 5.2%	Citigroup Commercial Mortgage Trust Series 2006-C5 Class AJ, 5.482%, 10/15/49		25	6,370
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (b)		50	35,791

9

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non- US Government Agency	Par
Mortgage-Backed Securities	(000)		Value

Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (b)	USD	40	$36,276
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class B, 6.64%, 11/18/35		9	8,706
GE Capital Commercial Mortgage Corp. Series 2001-2 Class A4, 6.29%, 8/11/33		170	168,392
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB, 4.702%, 12/10/41		200	179,261
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506%, 4/10/38 (b)		150	136,737
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A4, 4.755%, 6/10/36		170	162,272
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-CB15 Class A4, 5.814%, 6/12/43 (b)		250	176,834
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2006-LDP7 Class A4, 6.065%, 4/15/45 (b)		250	188,601
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD1 Class A2, 5.992%, 6/15/49 (b)		50	39,908
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12 Class A2, 5.827%, 2/15/51		35	29,503
LB Commercial Conduit Mortgage Trust Series 1999-C1 Class A2, 6.78%, 6/15/31		25	25,221
LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5, 4.739%, 7/15/30		150	115,355
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.43%, 2/15/40		100	66,730
Morgan Stanley Capital I Series 2006-IQ11 Class A2, 5.693%, 10/15/42 (b)		30	27,054
Morgan Stanley Capital I Series 2007-HQ12 Class A2, 5.811%, 4/12/49 (b)		25	20,796
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A3, 5.384%, 10/15/44 (b)		40	36,970

			1,460,777

Total Non-US Government Agency Mortgage-Backed Securities - 9.8%			2,741,014

US Government and Agency Obligations

Fannie Mae, 1.75%, 3/23/11		160	161,030
Fannie Mae, 2%, 1/09/12		120	121,210
Fannie Mae, 2.75%, 2/05/14		100	101,468
Fannie Mae, 2.75%, 3/13/14		200	202,387
Federal Home Loan Banks, 5.625%, 6/11/21		140	157,057
Freddie Mac, 2.125%, 3/23/12		75	75,568

10

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
US Government and Agency Obligations	(000)		Value

Freddie Mac, 5.75%, 6/27/16	USD	100	$104,236
Freddie Mac, 5.125%, 11/17/17		100	111,566
U.S. Treasury Bonds, 6.25%, 8/15/23		15	19,734
U.S. Treasury Notes, 2.75%, 2/15/19		300	301,641
U.S. Treasury Notes, 4.375%, 2/15/38		20	22,719
U.S. Treasury Notes, 4.50%, 5/15/38		15	17,512

Total US Government and Agency Obligations - 5.0%			1,396,128

Total Fixed Income Securities (Cost - $17,508,243) - 56.0%			15,679,133

Total Long-Term Investments (Cost - $37,260,036) - 119.9%			33,561,923

	Short-Term Securities	Shares

	BlackRock Liquidity Funds, TempFund, 0.646% (i)(j)	481,681		481,681

	Total Short-Term Securities
	(Cost — $481,681) — 1.7%			481,681

	Options Purchased	Contracts (k)

Over-the-Counter Call Swaptions	Receive a fixed rate of 5.86% and pay a floating rate based on 3-month LIBOR, expiring August 2011, Broker JPMorgan Chase Bank	—	(l)	80,444
	Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank	—	(l)	12,986

				93,430

Over-the-Counter Put Swaptions	Pay a fixed rate of 4.705% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank	—	(l)	3,936
	Pay a fixed rate of 5.86% and receive a floating rate based 3-month LIBOR, expiring August 2011, Broker JPMorgan Chase Bank	—	(l)	3,316

				7,252

	Total Options Purchased (Cost — $51,610) - 0.4%			100,682

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $37,793,328*) - 122.0%			34,144,286

		Par
TBA Sale Commitments		(000)

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 12/01/18	USD	(500)	(510,938)
5.00%, 4/15/24 - 4/15/39		(2,300)	(2,376,313)
6.00%, 6/01/20 - 4/15/39		(500)	(522,406)
6.50%, 7/01/32 - 4/15/39		(100)	(105,313)
Freddie Mac Mortgage Participation Certificates, 5.50%, 12/01/13 - 4/15/39		(300)	(311,250)

11

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
TBA Sale Commitments		(000)	Value

Ginnie Mae MBS Certificates, 4.50%, 4/15/24 - 5/15/39	USD	(300)	$(306,843)

Total TBA Sale Commitments (Proceeds - $4,093,172) - (14.8)%			(4,133,063)

	Options Written	Contracts (k)

Over-the-Counter Call Swaptions	Pay a fixed rate of 4.74% and receive a floating rate based on 3-month LIBOR, expiring May 2009, Broker Deutsche Bank AG	1		(80,782)
	Pay a fixed rate of 4.875% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Deutsche Bank AG	—	(l)	(44,764)
	Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, expiring December 2010, Broker UBS AG	—	(l)	(35,639)
	Pay a fixed rated of 4.87% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker Deutsche Bank AG	1		(76,917)
	Pay a fixed rate of 3.33% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker Citibank NA	—	(l)	(18,568)
	Pay a fixed rated of 3.47% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	—	(l)	(5,389)
	Pay a fixed rated of 4.10% and receive a floating rate based on 3-month LIBOR, expiring May 2009, Broker JPMorgan Chase Bank	1		(73,424)

				(335,483)

Over-the-Counter Put Swaptions	Receive a fixed rate of 4.74% and pay a floating rate based on 3-month LIBOR, expiring May 2009, Broker Deutsche Bank AG	1		(1)
	Receive a fixed rate of 3.33% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Citibank NA	—	(l)	(12,295)
	Receive a fixed rate of 3.47% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Deutsche Bank AG	—	(l)	(2,635)
	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month LIBOR, expiring May 2009, Broker JPMorgan Chase Bank	1		(2)
	Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR expiring February 2010, Deutsche Bank AG	1		(1,800)
	Receive a fixed rate of 4.875% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Deutsche Bank AG	—	(l)	(1,704)

12

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts (k)		Value

Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, expiring December 2010, Broker UBS AG	—	(l)	$(1,434)

			(19,871)

Total Options Written
(Premiums Received - $206,030) - (1.3)%			(355,354)

Total Investments, Net of TBA Sales Commitments and Options Written - 105.9%			29,655,869
Liabilities in Excess of Other Assets - (5.9)%			(1,658,115)

Net Assets - 100.0%			$27,997,754

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$38,090,474

Gross unrealized appreciation	$754,985
Gross unrealized depreciation	(4,701,173)
Net unrealized depreciation	$(3,946,188)

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)

Bank of America NA	$306,656	$3,326
Citigroup NA	$255,063	$(2,832)
Credit Suisse International	$(1,125,838)	$(16,017)
Goldman Sachs	$(102,188)	$(1,056)
JPMorgan Chase Bank	$524,592	$835
Morgan Stanley Capital Services, Inc.	$408,750	$4,491

(h)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	481,681	$95
BlackRock Liquidity Funds, LLC Cash Sweep Series	$(713,249)	$937

13

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

(j)	Represents the current yield as of report date.

(k)	One contract represents a notional amount of $1,000,000.

(l)	Less than $1,000,000.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

4	10-Year US Treasury Bond	Chicago	June 2009	$493,227	$3,085
7	30-Year US Treasury Bond	Chicago	June 2009	$880,993	26,929
1	Long Gilt	London	June 2009	$174,208	2,579

Total					$32,593

•	Financial futures contracts sold as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

7	5-Year US Treasury Bond	June 2009	$822,078	$(9,281)
1	Euro Dollar Future	December 2009	$246,297	(591)
1	Euro Dollar Future	June 2010	$245,260	(1,103)
2	Euro Dollar Future	December 2010	$488,244	(2,656)

Total				$(13,631)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

					Settlement	Unrealized
Currency	Purchased	Currency	Sold	Counterparty	Date	Depreciation

USD	79,794	EUR	62,000	Citibank NA	5/20/2009	$(2,580)
USD	217,443	GBP	155,500	Deutsche Bank AG	6/10/2009	(5,729)

Total						$(8,309)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

				Notional	Unrealized
Fixed				Amount	Appreciation
Rate	Floating Rate	Counterparty	Expiration	(000)	(Depreciation)

4.946%(a)	3-month LIBOR	Citibank NA	December 2011	USD 500	$44,140
		JPMorgan Chase Bank
4.897%(a)	3-month LIBOR	NA	December 2011	USD 800	$69,590
5.023%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD 500	$54,345
		Goldman Sachs Bank
2.21%(a)	3-month LIBOR	USA	December 2018	USD 200	$(11,116)
2.935%(a)	3-month LIBOR	Deutsche Bank AG	December 2018	USD 100	$702
3.025%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	December 2018	USD 100	$1,464
2.714%(a)	3-month LIBOR	Credit Suisse International	January 2019	USD 100	$(1,027)
2.90%(a)	3-month LIBOR	Deutsche Bank AG	February 2019	USD 200	$641

14

BlackRock Variable Series Funds, Inc. – BlackRock Balanced Capital V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

				Notional	Unrealized
Fixed				Amount	Appreciation
Rate	Floating Rate	Counterparty	Expiration	(000)	(Depreciation)

3.17%(a)	3-month LIBOR	Deutsche Bank AG	March 2019	USD 200	$5,186
3.223%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2019	USD 100	$3,083
5.409%(a)	3-month LIBOR	Deutsche Bank AG	April 2027	USD 100	$30,684

Total					$197,692

(a)	Trust pays floating interest rate and receives fixed rate.
•	Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2009 were as follows:

	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Centrex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD 15	$(562)
RadioShack Corp.	1.16%	UBS AG	December 2010	USD 60	$942
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD 60	$4,106
Knight, Inc.	1.80%	Credit Suisse International	January 2011	USD 20	$(85)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD 60	$(31)
Viacom, Inc.	2.40%	Deutsche Bank AG	June 2011	USD 30	$270
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD 60	$(255)
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD 25	$—
United Rentals, Inc.	5.00%	JPMorgan Chase Bank NA	March 2012	USD 26	$103
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD 10	$(382)
Polyone	5.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD 10	$(72)
Macys, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD 15	$—
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD 30	$(1,040)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD 5	$(36)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD 15	$(109)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD 10	$(139)
Wendys International, Inc.	2.90%	JPMorgan Chase Bank NA	September 2013	USD 20	$(388)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD 55	$1,639
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD 20	$(167)

15

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

	Pay			Notional	Unrealized
	Fixed			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Hertz Corp.	5.00%	Goldman Sachs Bank USA	March 2014	USD 5	$(657)
Hertz Corp.	5.00%	Goldman Sachs Bank USA	March 2014	USD 5	$(307)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD 10	$(108)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD 10	$(555)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD 10	$(188)
Energy Future Holding Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD 40	$(1,711)
Pulte-homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD 10	$(293)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD 5	$358
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD 15	$(678)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD 5	$(146)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD 10	$(342)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD 10	$(342)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD 20	$(1,103)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD 20	$(1,203)

Total					$(3,481)

•	Currency Abbreviations:

EUR	Euro

GBP	British Pound

USD	US Dollar

16

BlackRock Variable Series Funds, Inc. — BlackRock Balanced Capital V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Liabilities	Assets	Liabilities

Level 1	$18,190,723	—	$32,593	$(13,631)
Level 2	15,842,881	$(4,133,063)	317,935	(386,705)
Level 3	10,000	—	—	—

Total	$34,043,604	$(4,133,063)	$350,528	$(400,336)

*	Other financial instruments are options, swaps, futures, and foreign currency exchange contracts. Futures, swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities
Balance, as of January 1, 2009	$60,000
Accrued discounts/premiums	(2)
Realized gain (loss)	(29)
Change in unrealized appreciation (depreciation)	(49,629)
Net purchases (sales)	(7,935)
Net transfers in/out of Level 3	7,595

Balance, as of March 31, 2009	$10,000

17

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Above-Average Yield - 39.6%

Aerospace & Defense - 0.9%	Honeywell International, Inc.	111,000	$3,092,460

Capital Markets - 2.4%	The Bank of New York Mellon Corp.	298,034	8,419,461

Chemicals - 1.9%	E.I. du Pont de Nemours & Co.	305,800	6,828,514

Commercial Banks - 0.2%	U.S. Bancorp	59,500	869,295

Communications Equipment - 0.3%	Nokia Oyj (a)	81,700	953,439

Diversified Financial Services - 3.6%	JPMorgan Chase & Co.	482,776	12,832,186

Diversified Telecommunication Services - 4.7%	AT&T Inc.	279,295	7,038,234
	Verizon Communications, Inc.	313,000	9,452,600

			16,490,834

Electric Utilities - 1.7%	The Southern Co.	192,000	5,879,040

Electrical Equipment - 0.4%	Emerson Electric Co.	46,800	1,337,544

Food Products - 3.1%	General Mills, Inc.	221,100	11,028,468

Household Products - 0.7%	Clorox Co.	50,100	2,579,148

Industrial Conglomerates - 1.6%	Tyco International Ltd.	299,500	5,858,220

Multi-Utilities - 1.4%	Dominion Resources, Inc.	163,500	5,066,865

Oil, Gas & Consumable Fuels - 6.4%	Chevron Corp.	114,100	7,672,084
	Exxon Mobil Corp.	219,800	14,968,380

			22,640,464

Pharmaceuticals - 8.9%	Bristol-Myers Squibb Co.	797,700	17,485,584
	Pfizer, Inc.	352,800	4,805,136
	Wyeth	211,300	9,094,352

			31,385,072

Semiconductors & Semiconductor Equipment -1.4%	Analog Devices, Inc.	267,000	5,145,090

	Total Above-Average Yield		140,406,100

Below-Average Price/Earnings Ratio - 21.8%

Aerospace & Defense - 0.9%	Northrop Grumman Corp.	74,800	3,264,272

Capital Markets - 0.2%	Morgan Stanley	37,100	844,767

Computers & Peripherals - 3.0%	Hewlett-Packard Co.	330,831	10,606,442

Diversified Financial Services - 0.2%	Bank of America Corp.	121,600	829,312

Food Products - 5.5%	Kraft Foods, Inc.	453,433	10,107,022
	Unilever NV (a)	481,800	9,443,280

			19,550,302

Insurance - 6.6%	ACE Ltd.	15,900	642,360
	MetLife, Inc.	205,800	4,686,066
	Prudential Financial, Inc.	84,100	1,599,582
	The Travelers Cos., Inc.	405,408	16,475,781

			23,403,789

Media - 2.0%	Viacom, Inc. Class B (b)	406,000	7,056,280

Metals & Mining - 0.5%	Nucor Corp.	45,400	1,732,918

Office Electronics - 2.6%	Xerox Corp.	1,981,900	9,017,645

Software - 0.3%	Microsoft Corp.	62,600	1,149,962

	Total Below-Average Price/Earnings Ratio		77,455,689

1

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Low Price-to-Book Value - 16.6%

Aerospace & Defense - 1.8%	Raytheon Co.	166,300	$6,475,722

Commercial Banks - 0.2%	Wells Fargo & Co.	55,200	786,048

Communications Equipment - 0.3%	Corning, Inc.	88,500	1,174,395

Energy Equipment & Services - 2.2%	Halliburton Co.	502,900	7,779,863

Household Products - 2.6%	Kimberly-Clark Corp.	202,300	9,328,053

Insurance - 0.1%	Hartford Financial Services Group, Inc.	50,200	394,070

Machinery - 1.5%	Deere & Co.	155,100	5,098,137

Media - 1.5%	Walt Disney Co.	293,200	5,324,512

Oil, Gas & Consumable Fuels - 1.2%	Anadarko Petroleum Corp.	105,400	4,099,006

Semiconductors & Semiconductor Equipment - 5.2%	Fairchild Semiconductor International, Inc. (b)	607,500	2,265,975
	LSI Corp. (b)(c)	3,211,500	9,762,960
	Micron Technology, Inc. (b)	1,545,500	6,274,730

			18,303,665

	Total Low Price-to-Book Value		58,763,471

Price-to-Cash Flow - 7.3%

Diversified Telecommunication Services - 2.6%	Qwest Communications International Inc. (c)	2,759,000	9,435,780

Media - 3.7%	Time Warner Cable, Inc.	128,073	3,176,210
	Time Warner, Inc.	510,233	9,847,503

			13,023,713

Oil, Gas & Consumable Fuels - 1.0%	Peabody Energy Corp.	138,600	3,470,544

	Total Price-to-Cash Flow		25,930,037

Special Situations - 12.1%

Computers & Peripherals - 2.7%	International Business Machines Corp.	100,210	9,709,347

Energy Equipment & Services - 1.7%	BJ Services Co.	621,600	6,184,920

Health Care Equipment & Supplies - 1.8%	Baxter International, Inc.	60,500	3,098,810
	Covidien Ltd.	92,900	3,087,996

			6,186,806

Pharmaceuticals - 3.8%	Schering-Plough Corp.	566,400	13,338,720

Semiconductors & Semiconductor Equipment - 2.1%	Intel Corp.	485,800	7,311,290

	Total Special Situations		42,731,083

	Total Long-Term Investments (Cost - $475,106,336) - 97.4%		345,286,380

2

BlackRock Variable Series Funds, Inc. — BlackRock Basic Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds,TempFund, 0.646% (d)(e)	5,246,218	$5,246,218

	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC,
Money Market Series, 1.17% (d)(e)(f)	$11,041	11,040,500

Total Short-Term Securities
(Cost - $16,286,718) - 4.6%		16,286,718

Total Investments
(Cost - $491,393,054*) - 102.0%		361,573,098
Liabilities in Excess of Other Assets - (2.0)%		(7,217,362)

Net Assets - 100.0%		$354,355,736

*	The cost and unrealized appreciation (depreciation) of investments as of the March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$507,071,976

Gross unrealized appreciation	$5,562,109
Gross unrealized depreciation	(151,060,987)

Net unrealized depreciation	$(145,498,878)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	5,246,218	$433
BlackRock Liquidity Series, LLC Cash Sweep Series	$(3,200,930)	$5,764
BlackRock Liquidity Series, LLC Money Market Series	$(400,000)	$16,451

(e)	Represents the current yield as of report date.

(f)	Security was purchased with cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

3

BlackRock Variable Series Fund, Inc. — BlackRock Basic Value V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	$350,532,598
Level 2	11,040,500
Level 3	—

Total	$361,573,098

4

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Aerospace & Defense - 2.3%	General Dynamics Corp.		16,000	$665,440
	Honeywell International, Inc.		46,000	1,281,560

				1,947,000

Air Freight & Logistics - 0.8%	United Parcel Service, Inc. Class B		13,400	659,548

Airlines - 1.0%	Delta Air Lines, Inc. (a)		144,600	814,098

Beverages - 4.0%	The Coca-Cola Co.		55,800	2,452,410
	PepsiCo, Inc.		18,600	957,528

				3,409,938

Biotechnology - 4.2%	Celgene Corp. (a)		22,100	981,240
	Genzyme Corp. (a)		15,300	908,667
	Gilead Sciences, Inc. (a)		35,400	1,639,728

				3,529,635

Capital Markets - 0.9%	The Goldman Sachs Group, Inc.		7,300	773,946

Chemicals - 0.9%	Ecolab, Inc.		21,800	757,114

Commercial Services & Supplies - 0.9%	Waste Management, Inc.		30,400	778,240

Communications Equipment - 7.6%	Cisco Systems, Inc. (a)		165,000	2,767,050
	QUALCOMM, Inc.		94,500	3,676,995

				6,444,045

Computers & Peripherals - 6.8%	Apple, Inc. (a)		22,300	2,344,176
	Hewlett-Packard Co.		47,200	1,513,232
	International Business Machines Corp.		19,100	1,850,599

				5,708,007

Construction & Engineering - 0.8%	Fluor Corp.		18,800	649,540

Diversified Consumer Services - 1.6%	Apollo Group, Inc. Class A (a)		17,000	1,331,610

Diversified Financial Services - 2.0%	CME Group, Inc.		3,900	960,921
	JPMorgan Chase & Co.		28,200	749,556

				1,710,477

Diversified Telecommunication Services - 0.6%	AT&T Inc.		19,600	493,920

Energy Equipment & Services - 2.2%	Schlumberger Ltd.		20,600	836,772
	Transocean Ltd. (a)		17,885	1,052,353

				1,889,125

Food & Staples Retailing - 4.5%	The Kroger Co.		24,400	517,768
	Safeway, Inc.		31,200	629,928
	Wal-Mart Stores, Inc.		50,700	2,641,470

				3,789,166

Health Care Equipment & Supplies - 0.8%	C.R. Bard, Inc.		7,800	621,816

Health Care Providers & Services - 3.3%	Henry Schein, Inc. (a)		19,800	792,198
	Medco Health Solutions, Inc. (a)		33,800	1,397,292
	UnitedHealth Group, Inc.		30,400	636,272

				2,825,762

Hotels, Restaurants & Leisure - 3.1%	Burger King Holdings, Inc.		58,300	1,337,985
	McDonald's Corp.		23,600	1,287,852

				2,625,837

Household Durables - 0.8%	D.R. Horton, Inc.		73,700	714,890

1

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares		Value

Household Products - 1.2%	Clorox Co.		12,200	$628,056
	The Procter & Gamble Co.		7,500	353,175

				981,231

IT Services - 0.4%	Accenture Ltd. Class A		13,700	376,613

Industrial Conglomerates - 1.2%	3M Co.		20,200	1,004,344

Insurance - 1.1%	The Travelers Cos., Inc.		22,500	914,400

Internet & Catalog Retail - 1.8%	Amazon.com, Inc. (a)		20,900	1,534,896

Internet Software & Services - 3.0%	Google, Inc. Class A (a)		7,200	2,506,032

Life Sciences Tools & Services - 1.0%	Thermo Fisher Scientific, Inc. (a)		23,600	841,812

Machinery - 4.8%	Cummins, Inc.		35,300	898,385
	Danaher Corp.		42,800	2,320,616
	Deere & Co.		25,200	828,324

				4,047,325

Metals & Mining - 2.4%	Agnico-Eagle Mines Ltd.		18,000	1,024,560
	Freeport-McMoRan Copper & Gold, Inc. Class B		26,300	1,002,293

				2,026,853

Multiline Retail - 2.5%	Kohl's Corp. (a)		50,800	2,149,856

Oil, Gas & Consumable Fuels - 6.5%	Apache Corp.		5,700	365,313
	EOG Resources, Inc.		9,500	520,220
	Exxon Mobil Corp.		21,200	1,443,720
	Massey Energy Co.		38,600	390,632
	PetroHawk Energy Corp. (a)		29,200	561,516
	Petroleo Brasileiro SA (b)		31,100	947,617
	Range Resources Corp.		17,500	720,300
	Valero Energy Corp.		31,200	558,480

				5,507,798

Pharmaceuticals - 7.5%	Abbott Laboratories		50,500	2,408,850
	Johnson & Johnson		23,500	1,236,100
	Schering-Plough Corp.		55,800	1,314,090
	Teva Pharmaceutical Industries Ltd. (b)		30,700	1,383,035

				6,342,075

Semiconductors & Semiconductor Equipment - 5.7%	Broadcom Corp. Class A (a)		71,700	1,432,566
	Lam Research Corp. (a)		45,100	1,026,927
	Nvidia Corp. (a)		89,500	882,470
	PMC-Sierra, Inc. (a)		222,800	1,421,464

				4,763,427

Software - 10.2%	Activision Blizzard, Inc. (a)		149,000	1,558,540
	Adobe Systems, Inc. (a)		23,100	494,109
	Check Point Software Technologies Ltd. (a)		56,300	1,250,423
	Microsoft Corp.		110,400	2,028,048
	Oracle Corp.		113,600	2,052,752
	Salesforce.com, Inc. (a)		36,800	1,204,464

				8,588,336

Specialty Retail - 3.9%	CarMax, Inc. (a)(c)		73,600	915,584
	Home Depot, Inc.		42,700	1,006,012
	Ross Stores, Inc.		37,600	1,349,088

				3,270,684

2

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 1.9%	Philip Morris International, Inc.	43,900	$1,561,962

Wireless Telecommunication Services - 3.0%	American Tower Corp. Class A (a)	69,200	2,105,756
	MetroPCS Communications, Inc. (a)	26,500	452,620

			2,558,376

	Total Long-Term Investments (Cost - $97,222,929) - 107.2%		90,449,734

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.646% (d)(e)	237,209	237,209

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (d)(e)(f)	$845	845,000

Total Short-Term Securities (Cost - $1,082,209) - 1.3%		1,082,209

Total Investments (Cost - $98,305,138*) - 108.5%		91,531,943
Liabilities in Excess of Other Assets - (8.5)%		(7,135,600)

Net Assets - 100.0%		$84,396,343

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$101,422,593

Gross unrealized appreciation	$5,015,794
Gross unrealized depreciation	(14,906,444)

Net unrealized depreciation	$(9,890,650)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	237,209	$36
BlackRock Liquidity Series, LLC Cash Sweep Series	$(659)	$306
BlackRock Liquidity Series, LLC Money Market Series	$845,000	$486

(f)	Security was purchased with the cash proceeds from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

3

BlackRock Variable Series Funds, Inc. — BlackRock Fundamental Growth V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$90,686,943
Level 2	845,000
Level 3	—

Total	$91,531,943

4

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 0.3%	BHP Billiton Ltd.	124,300	$2,747,186
	Macquarie Airports Group	351,700	443,989
	Newcrest Mining Ltd.	84,550	1,946,293
	Transurban Group	313,696	1,019,004
	Woodside Petroleum Ltd.	84,800	2,258,749

			8,415,221

Austria - 0.0%	Telekom Austria AG	58,000	878,056

Brazil - 1.3%	All America Latina Logistica SA	95,700	406,356
	Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	141,341	1,905,263
	Cia Energetica de Minas Gerais (a)	61,430	907,935
	Petroleo Brasileiro SA (a)	1,122,740	28,506,150
	SLC Agricola SA	319,800	1,723,246
	Vivo Participacoes SA (a)	239,700	3,128,085

			36,577,035

Canada - 2.8%	Alamos Gold, Inc. (b)	287,400	2,067,511
	BCE, Inc.	900	17,910
	Barrick Gold Corp.	228,786	7,417,242
	Canadian Natural Resources Ltd.	61,700	2,379,152
	Canadian Pacific Railway Ltd.	164,900	4,896,710
	Eldorado Gold Corp. (b)	554,500	5,013,721
	EnCana Corp.	1,800	73,098
	Goldcorp, Inc.	412,300	13,737,836
	Golden Star Resources Ltd. (b)	158,100	242,015
	IAMGOLD Corp.	715,100	6,114,105
	IAMGOLD, International African Mining Gold Corp.	224,600	1,938,173
	Kinross Gold Corp.	1,022,224	18,505,303
	New Gold, Inc. (b)	16,000	30,964
	Nexen, Inc.	5,500	93,280
	Nortel Networks Corp. (b)	65,481	14,733
	Petro-Canada	20,300	544,741
	Rogers Communications, Inc. Class B	78,400	1,794,787
	Sino-Forest Corp. (b)	142,400	992,779
	Sun Life Financial, Inc.	600	10,716
	TELUS Corp.	42,800	1,177,272
	Talisman Energy, Inc.	48,300	510,761
	Vittera, Inc. (b)	139,000	967,973
	Yamaha Gold, Inc.	1,170,500	10,927,019

			79,467,801

China - 1.0%	Beijing Enterprises Holdings Ltd.	2,229,151	9,286,029
	Chaoda Modern Agriculture Holdings Ltd.	4,857,218	2,894,875
	China Communications Services Corp. Ltd.	24,700	14,772
	China Life Insurance Co. Ltd. (a)	30,133	1,483,749
	China Mobile Ltd.	368,300	3,208,230
	China Shenhua Energy Co. Ltd. Class H	1,563,200	3,527,001

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	China South Locomotive and Rolling Corp. (b)	1,064,400	$486,262
	Denway Motors Ltd.	2,222,900	861,371
	Guangshen Railway Co. Ltd.	3,761,300	1,218,467
	Huaneng Power International, Inc.	216,600	145,097
	Jiangsu Express	237,800	161,548
	Ping An Insurance Group Co. of China Ltd.	127,100	756,612
	Shanghai Electric Group Corp.	363,100	104,586
	Shanghai Industrial Holdings Ltd.	162,100	449,942
	Tianjin Development Holdings Ltd.	9,382,300	3,475,932
	Tianjin Port Development Holdings Ltd.	3,291,400	815,111
	Xiamen International Port Co. Ltd.	3,490,700	396,332

			29,285,916

Egypt - 0.1%	Telecom Egypt	933,994	2,486,335

Finland - 0.2%	Fortum Oyj	85,093	1,620,820
	Nokia Oyj	91,317	1,067,993
	Nokia Oyj (a)	204,400	2,385,348

			5,074,161

France - 0.8%	Bouygues	41,962	1,499,515
	Cie Generale d’Optique Essilor International SA	100,000	3,863,755
	France Telecom SA	189,600	4,322,350
	Sanofi-Aventis	46,881	2,631,022
	Sanofi-Aventis (a)	1,400	39,102
	Schneider Electric SA	18,012	1,197,919
	Thales SA	30,300	1,147,373
	Total SA	123,617	6,112,802
	Vivendi SA	65,500	1,732,410

			22,546,248

Germany - 0.3%	Allianz AG Registered Shares	19,967	1,671,293
	BASF SE	32,628	986,061
	Bayer AG	46,049	2,200,066
	Bayer AG (a)	600	28,686
	Bayerische Motoren Werke AG	4,600	132,688
	Deutsche Telekom AG	81,670	1,011,566
	E.ON AG	82,800	2,296,389
	GEA Group AG	106,308	1,131,602

			9,458,351

Hong Kong - 0.4%	Cheung Kong Holdings Ltd.	225,000	1,939,238
	Cheung Kong Infrastructure Holdings Ltd.	341,500	1,366,242
	Hutchison Whampoa Ltd.	486,090	2,386,251
	The Link REIT	2,196,100	4,354,257
	Wharf Holdings Ltd.	640,837	1,595,571

			11,641,559

India - 0.5%	Bharat Heavy Electricals Ltd.	93,500	2,789,642
	Container Corp. of India	52,200	750,382
	Hindustan Lever Ltd.	254,000	1,188,361
	Housing Development Finance Corp.	31,000	865,068

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Larsen & Toubro Ltd.	61,800	$820,008
	Reliance Industries Ltd.	244,700	7,372,110
	State Bank of India Ltd.	78,950	1,663,955

			15,449,526

Indonesia - 0.0%	Bumi Resources Tbk PT	3,210,536	228,006

Israel - 0.1%	AFI Development Plc (a)	313,400	307,132
	Ectel Ltd. (a)(b)	12,832	5,134
	Teva Pharmaceutical Industries Ltd. (a)	41,381	1,864,214

			2,176,480

Italy - 0.1%	Eni SpA	164,455	3,184,224
	Finmeccanica SpA	65,984	821,284

			4,005,508

Japan - 6.8%	Aioi Insurance Co., Ltd.	1,384,000	5,388,727
	Asahi Glass Co., Ltd.	52,000	276,066
	Astellas Pharma, Inc.	248,100	7,677,734
	The Bank of Yokohama Ltd.	47	202
	Canon, Inc.	168,250	4,904,795
	Coca-Cola Central Japan Co., Ltd.	61,400	817,459
	Coca-Cola West Holdings Co., Ltd.	193,395	3,094,097
	Daikin Industries Ltd.	55,200	1,519,767
	Daiwa House Industry Co., Ltd.	232,700	1,891,001
	East Japan Railway Co.	101,700	5,302,050
	Fanuc Ltd.	3,500	239,390
	Futaba Industrial Co., Ltd.	218,300	637,439
	Hitachi Chemical Co., Ltd.	139,400	1,686,170
	Hokkaido Coca-Cola Bottling Co., Ltd.	55,000	253,473
	Honda Motor Co., Ltd.	47,700	1,135,535
	Hoya Corp.	272,200	5,417,205
	JGC Corp.	235,000	2,713,477
	KDDI Corp.	1,270	5,980,608
	Kinden Corp.	179,000	1,463,645
	Kirin Holdings Co., Ltd.	333,500	3,562,806
	Kubota Corp.	731,100	4,051,579
	Kyowa Hakko Kirin Co. Ltd.	214,000	1,825,186
	Marco Polo Investment Holdings Ltd. (b)	263	—
	Mikuni Coca-Cola Bottling Co., Ltd.	149,000	1,166,459
	Mitsubishi Corp.	651,400	8,635,433
	Mitsubishi Rayon Co., Ltd.	810,300	1,564,349
	Mitsubishi Tanabe Pharma Corp.	108,000	1,075,172
	Mitsui & Co., Ltd.	677,300	6,899,852
	Mitsui Sumitomo Insurance Group Holdings, Inc.	258,100	6,080,890
	Murata Manufacturing Co., Ltd.	64,100	2,486,911
	NCB Holdings Ltd. (b)	2,150	—
	NGK Insulators Ltd.	94,000	1,470,215
	NTT DoCoMo, Inc.	7,508	10,229,165
	NTT Urban Development Co.	1,230	995,474

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nintendo Co., Ltd.	8,300	$2,428,014
	Nippon Sheet Glass Co., Ltd.	20,100	50,259
	Nippon Telegraph & Telephone Corp.	89,800	3,427,191
	Nipponkoa Insurance Co., Ltd.	1,002,900	5,806,794
	Okumura Corp.	646,500	2,299,485
	Panasonic Corp.	250,500	2,765,223
	RHJ International (b)	215,900	772,117
	RHJ International (a)(c)	40,600	145,102
	Rinnai Corp.	35,000	1,226,903
	Sekisui House Ltd.	555,000	4,248,768
	Seven & I Holdings Co., Ltd.	282,200	6,230,147
	Shimachu Co., Ltd.	32,300	547,786
	Shin-Etsu Chemical Co., Ltd.	157,200	7,723,284
	Shionogi & Co., Ltd.	104,900	1,808,137
	Sony Corp. (a)	1,700	35,071
	Sumitomo Chemical Co., Ltd.	2,620,500	9,009,078
	Sumitomo Mitsui Financial Group, Inc.	85,600	3,014,094
	Suzuki Motor Corp.	337,300	5,673,235
	Tadano Ltd.	64,500	271,922
	Takeda Pharmaceutical Co., Ltd.	228,300	7,920,769
	Terumo Corp.	15,200	564,615
	Toda Corp.	447,000	1,377,500
	Toho Co., Ltd.	148,900	2,090,722
	Tokio Marine Holdings, Inc.	400,600	9,866,374
	Tokyo Gas Co., Ltd.	1,017,000	3,567,810
	Toyota Industries Corp.	171,000	3,683,316
	Toyota Motor Corp.	68,900	2,188,530
	Ube Industries Ltd.	942,700	1,725,104
	West Japan Railway Co.	550	1,744,007

			192,653,688

Kazakhstan - 0.2%	KazMunaiGas Exploration Production (a)	470,900	7,016,410

Luxembourg - 0.0%	ArcelorMittal	74,338	1,516,770

Malaysia - 0.3%	Axiata Group Bhd (b)	421,300	261,609
	British American Tobacco Malaysia Bhd	156,600	1,955,733
	IOI Corp. Bhd	2,051,118	2,141,314
	PLUS Expressways Bhd	380,200	306,776
	Resorts World Bhd	524,675	308,068
	Telekom Malaysia Bhd	557,000	537,877
	Tenaga Nasional Bhd	965,203	1,615,446

			7,126,823

Mexico - 0.1%	America Movil, SA de CV (a)	76,600	2,074,328
	Fomento Economico Mexicano, SA de CV (a)	44,000	1,109,240

			3,183,568

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Netherlands - 0.1%	Koninklijke KPN NV	171,491	$2,289,590
	Unilever NV (a)	12,200	239,120

			2,528,710

Norway - 0.1%	StatoilHydro ASA	89,700	1,569,813

Philippines - 0.0%	First Gen Corp. (b)	27,000	12,845

Russia - 0.6%	Kuzbassrazrezugol (b)	3,353,475	253,187
	MMC Norilsk Nickel	111,717	670,302
	Novorossiysk Commercial Sea Port (a)	553,500	2,357,910
	OAO Gazprom (a)	499,000	7,410,150
	Polyus Gold Co. ZAO (a)	169,800	3,922,380
	Sberbank	1,394,200	860,919
	Surgutneftegaz (a)	158,200	971,348
	Uralkali (a)(b)	7,100	82,928

			16,529,124

Singapore - 0.5%	CapitaLand Ltd.	494,550	758,334
	Fraser and Neave Ltd.	927,200	1,544,600
	Keppel Corp. Ltd.	1,079,500	3,566,516
	MobileOne Ltd.	970,130	951,977
	Noble Group Ltd.	246,560	192,995
	Oversea-Chinese Banking Corp.	420,800	1,341,493
	Parkway Holdings Ltd.	1,424,400	1,087,944
	Parkway Life Real Estate Investment Trust	48,300	24,167
	Sembcorp Marine Ltd.	499,300	594,456
	Singapore Press Holdings Ltd.	476,000	792,059
	Singapore Telecommunications Ltd.	2,168,430	3,614,486

			14,469,027

South Africa - 0.1%	Anglo Platinum Ltd.	7,000	351,985
	Gold Fields Ltd. (a)	63,100	715,554
	Impala Platinum Holdings Ltd.	27,500	460,221
	Katanga Mining Ltd. (b)	204,500	61,635
	Mondi Ltd.	6,051	17,672
	Sasol Ltd.	7,300	211,611

			1,818,678

South Korea - 0.7%	Cheil Industries, Inc.	19,653	541,925
	KT Corp. (a)	201,000	2,771,790
	KT&G Corp.	76,100	4,200,486
	Korean Reinsurance Co.	75,104	580,728
	LS Corp.	22,900	1,301,588
	Meritz Fire & Marine Insurance Co. Ltd.	59,222	168,053
	POSCO	4,087	1,089,101
	POSCO (a)	20,900	1,396,747
	Paradise Co. Ltd.	151,518	346,069
	SK Telecom Co., Ltd.	6,100	848,487
	Samsung Electronics Co., Ltd.	9,200	3,801,048

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Samsung Fine Chemicals Co., Ltd.	66,900	$2,129,022

			19,175,044

Spain - 0.2%	Iberdrola Renovables (b)	59,700	247,262
	Telefonica SA	254,590	5,076,872

			5,324,134

Sweden - 0.0%	Telefonaktiebolaget LM Ericsson (a)	12,300	99,507

Switzerland - 0.9%	Credit Suisse Group AG	66,755	2,032,555
	Foster Wheeler AG (b)	100,121	1,749,114
	Nestle SA Registered Shares	250,203	8,452,949
	Noble Corp.	5,700	137,313
	Novartis AG Registered Shares	61,732	2,335,542
	Roche Holding AG	26,038	3,573,719
	Transocean Ltd. (b)	29,725	1,749,019
	Tyco International Ltd.	36,678	717,422
	Weatherford International Ltd. (b)	67,300	745,011
	Zurich Financial Services AG	23,838	3,767,436

			25,260,080

Taiwan - 0.5%	Chunghwa Telecom Co., Ltd.	748,094	1,364,241
	Chunghwa Telecom Co., Ltd. (a)	235,670	4,296,259
	Delta Electronics, Inc.	1,260,433	2,323,595
	HON HAI Precision Industry Co., Ltd.	469,250	1,061,819
	Taiwan Cement Corp.	1,592,218	1,314,788
	Taiwan Semiconductor Manufacturing Co., Ltd.	1,254,887	1,889,673
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	159,597	1,428,393

			13,678,768

Thailand - 0.1%	Hana Microelectronics Pcl	1,117,100	318,136
	PTT Public Company THB10	339,200	1,472,911
	Siam Commercial Bank Pcl	1,314,300	2,019,719

			3,810,766

United Kingdom - 1.5%	Anglo American Plc	92,652	1,577,732
	AstraZeneca Group Plc (a)	2,400	85,080
	BAE Systems Plc	390,184	1,871,361
	BP Plc	780,444	5,233,155
	BP Plc (a)	144,400	5,790,440
	British American Tobacco Plc	127,283	2,940,336
	Cadbury Plc (a)	23,424	709,747
	Diageo Plc (a)	90,800	4,063,300
	GlaxoSmithKline Plc	212,193	3,304,829
	Guinness Peat Group Plc	2,470,104	1,071,120
	Mondi Plc	15,127	35,054
	National Grid Plc	100,946	775,313
	Premier Foods Plc	94,500	46,469
	Royal Dutch Shell Plc (a)	12,400	549,320
	Royal Dutch Shell Plc Class B	164,441	3,577,377
	Unilever Plc	120,791	2,284,118
	Unilever Plc (a)	34,300	649,299

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Vodafone Group Plc	2,667,618	$4,650,855
	Vodafone Group Plc (a)	112,080	1,952,434
	WPP Plc	178,618	1,004,509

			42,171,848

United States - 26.3%	3Com Corp. (b)	942,400	2,912,016
	3M Co.	95,500	4,748,260
	ACE Ltd.	163,100	6,589,240
	AGCO Corp. (b)	2,200	43,120
	AT&T Inc.	1,056,572	26,625,614
	Abbott Laboratories	173,600	8,280,720
	AboveNet, Inc. (b)	1,455	65,475
	Accenture Ltd. Class A	2,200	60,477
	Aetna, Inc.	239,700	5,831,901
	Affiliated Computer Services, Inc. Class A (b)	3,300	158,037
	Alliance Data Systems Corp. (b)	2,700	99,765
	Alliance Resource Partners LP	47,000	1,367,700
	The Allstate Corp.	39,800	762,170
	Altria Group, Inc.	233,600	3,742,272
	American Commercial Lines, Inc. (b)	228,500	724,345
	AmerisourceBergen Corp.	27,800	907,948
	Amgen, Inc. (b)	4,200	207,984
	Anadarko Petroleum Corp.	111,000	4,316,790
	Apache Corp.	60,000	3,845,400
	Apple, Inc. (b)	38,800	4,078,656
	Arch Capital Group Ltd. (b)	37,900	2,041,294
	Archer-Daniels-Midland Co.	5,200	144,456
	Ascent Media Corp. Class A (b)	379	9,475
	Autodesk, Inc. (b)	8,000	134,480
	Autoliv, Inc.	2,900	53,853
	Avnet, Inc. (b)	4,400	77,044
	Avon Products, Inc.	64,600	1,242,258
	Axis Capital Holdings Ltd.	2,400	54,096
	BMC Software, Inc. (b)	2,200	72,600
	Bank of America Corp.	361,800	2,467,476
	The Bank of New York Mellon Corp.	562,437	15,888,845
	Baxter International, Inc.	25,400	1,300,988
	Big Lots, Inc. (b)	3,100	64,418
	Boeing Co.	228,400	8,126,472
	Boston Scientific Corp. (b)	106,900	849,855
	Bristol-Myers Squibb Co.	1,453,400	31,858,528
	Bunge Ltd.	10,273	581,965
	Burlington Northern Santa Fe Corp.	199,200	11,981,880
	CA, Inc.	395,552	6,965,671
	CF Industries Holdings, Inc.	1,500	106,695
	CMS Energy Corp.	84,400	999,296
	CNA Financial Corp.	2,000	18,320
	CNX Gas Corp. (b)	33,600	796,656

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	CVS Caremark Corp.	112,935	$3,104,583
	CenturyTel, Inc.	2,100	59,052
	Check Point Software Technologies Ltd. (b)	6,900	153,249
	Chevron Corp.	344,612	23,171,711
	Chubb Corp.	100,200	4,240,464
	Cigna Corp.	289,800	5,097,582
	Circuit City Stores, Inc. (b)	25,800	194
	Cisco Systems, Inc. (b)	491,100	8,235,747
	The Coca-Cola Co.	72,400	3,181,980
	Comcast Corp. Class A	770,918	10,515,322
	Complete Production Services, Inc. (b)	153,900	474,012
	Computer Sciences Corp. (b)	1,800	66,312
	Comverse Technology, Inc. (b)	309,400	1,775,956
	ConAgra Foods, Inc.	69,600	1,174,152
	ConocoPhillips	245,900	9,629,444
	Consol Energy, Inc.	354,900	8,957,676
	Constellation Brands, Inc. Class A (b)	48,300	574,770
	Corning, Inc.	730,700	9,696,389
	Covidien Ltd.	39,878	1,325,545
	Crown Holdings, Inc. (b)	72,500	1,647,925
	Cummins, Inc.	1,700	43,265
	DISH Network Corp. (b)	63,100	701,041
	DaVita, Inc. (b)	44,200	1,942,590
	Dell, Inc. (b)	10,100	95,748
	Devon Energy Corp.	141,400	6,319,166
	Discover Financial Services, Inc.	350	2,209
	Discovery Communications, Inc. Class A (b)	3,995	64,000
	Discovery Communications, Inc. Class C (b)	3,995	58,527
	Dover Corp.	3,900	102,882
	The Dow Chemical Co.	253,800	2,139,534
	Dr. Pepper Snapple Group, Inc. (b)	48,068	812,830
	Dynegy, Inc. Class A (b)	81,006	114,218
	E.I. du Pont de Nemours & Co.	176,200	3,934,546
	EMC Corp. (b)	5,300	60,420
	ENSCO International, Inc.	15,900	419,760
	El Paso Corp. (b)	892,971	5,581,069
	Eli Lilly & Co.	94,300	3,150,563
	Embarq Corp.	11,720	443,602
	Endo Pharmaceuticals Holdings, Inc. (b)	22,200	392,496
	Endurance Specialty Holdings Ltd.	110,800	2,763,352
	Entergy Corp.	61,000	4,153,490
	Everest Re Group Ltd.	21,600	1,529,280
	Exelon Corp.	80,200	3,640,278
	Expedia, Inc. (b)	4,100	37,228
	Express Scripts, Inc. (b)	2,000	92,340
	Extreme Networks, Inc. (b)	8,237	12,520
	Exxon Mobil Corp.	449,850	30,634,785

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	FPL Group, Inc.	146,200	$7,416,726
	FairPoint Communications, Inc.	6,795	5,300
	Family Dollar Stores, Inc.	2,400	80,088
	Fidelity National Title Group, Inc. Class A	328,300	6,405,133
	Fluor Corp.	3,500	120,925
	Forest Laboratories, Inc. (b)	32,700	718,092
	Foundation Coal Holdings, Inc.	288,000	4,132,800
	Frontline Ltd.	3,100	53,909
	The Gap, Inc.	10,000	129,900
	General Communication, Inc. Class A (b)	70,900	473,612
	General Dynamics Corp.	11,400	474,126
	General Electric Co.	681,720	6,892,189
	Global Industries Ltd. (b)	630,600	2,421,504
	Goodrich Corp.	1,700	64,413
	Google, Inc. Class A (b)	25,900	9,014,754
	H.J. Heinz Co.	47,500	1,570,350
	Halliburton Co.	137,460	2,126,506
	Hanesbrands, Inc. (b)	6,187	59,210
	Hasbro, Inc.	3,000	75,210
	HealthSouth Corp. (b)	29,940	265,867
	Hess Corp.	65,700	3,560,940
	Hewitt Associates, Inc. Class A (b)	4,000	119,040
	Hewlett-Packard Co.	139,600	4,475,576
	Hologic, Inc. (b)	444,700	5,821,123
	Honeywell International, Inc.	1,700	47,362
	Humana, Inc. (b)	173,500	4,524,880
	IPC Holdings, Ltd.	64,260	1,737,590
	International Business Machines Corp.	113,000	10,948,570
	International Game Technology	210,700	1,942,654
	International Paper Co.	233,200	1,641,728
	JDS Uniphase Corp. (b)	37,762	122,727
	JPMorgan Chase & Co.	410,600	10,913,748
	Johnson & Johnson	459,700	24,180,220
	KBR, Inc.	77,231	1,066,560
	Key Energy Services, Inc. (b)	69,700	200,736
	King Pharmaceuticals, Inc. (b)	33,500	236,845
	Kraft Foods, Inc.	345,970	7,711,671
	The Kroger Co.	3,000	63,660
	L-3 Communications Holdings, Inc.	1,100	74,580
	LSI Corp. (b)	26,231	79,742
	Lexmark International, Inc. Class A (b)	83,700	1,412,019
	Liberty Media Corp. - Entertainment Class A (b)	132	2,633
	Liberty Media Holding Corp. - Capital (b)	8	56
	Liberty Media Holding Corp. - Interactive (b)	5,884	17,064
	Life Technologies Corp (b)	32,166	1,044,752
	Lockheed Martin Corp.	55,900	3,858,777
	Loews Corp.	1,700	37,570

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Macquarie Infrastructure Co. LLC	140,800	$194,304
	Manpower, Inc.	1,200	37,836
	Marathon Oil Corp.	256,400	6,740,756
	Marsh & McLennan Cos., Inc.	12,400	251,100
	Mattel, Inc.	143,400	1,653,402
	McDermott International, Inc. (b)	93,100	1,246,609
	McDonald's Corp.	81,600	4,452,912
	The McGraw-Hill Cos., Inc.	5,900	134,933
	McKesson Corp.	59,100	2,070,864
	Mead Johnson Nutrition Co. (b)	73,500	2,121,945
	Medco Health Solutions, Inc. (b)	67,000	2,769,780
	Medtronic, Inc.	307,700	9,067,919
	Merck & Co., Inc.	338,200	9,046,850
	MetLife, Inc.	78,416	1,785,532
	Mettler Toledo International, Inc. (b)	6,100	313,113
	Microsoft Corp.	1,484,700	27,273,939
	Motorola, Inc.	535,400	2,264,742
	Murphy Oil Corp.	31,100	1,392,347
	Mylan, Inc. (b)(d)	192,866	2,586,333
	NRG Energy, Inc. (b)	48,900	860,640
	Nabors Industries Ltd. (b)	36,200	361,638
	National Oilwell Varco, Inc. (b)	131,327	3,770,398
	NetApp, Inc. (b)	8,600	127,624
	Newmont Mining Corp.	303,900	13,602,564
	News Corp. Class A	259,600	1,718,552
	Noble Energy, Inc.	1,700	91,596
	Northern Trust Corp.	155,200	9,284,064
	Northrop Grumman Corp.	900	39,276
	Novell, Inc. (b)	64,400	274,344
	Novellus Systems, Inc. (b)	3,000	49,890
	Occidental Petroleum Corp.	116,450	6,480,443
	Oracle Corp.	88,300	1,595,581
	PPL Corp.	79,200	2,273,832
	Pall Corp.	12,000	245,160
	Panera Bread Co. Class A (b)	8,600	480,740
	Parker Hannifin Corp.	1,600	54,368
	PartnerRe Ltd.	22,100	1,371,747
	Pepsi Bottling Group, Inc.	2,800	61,992
	PepsiAmericas, Inc.	20,200	348,450
	PerkinElmer, Inc.	54,400	694,688
	Perrigo Co.	36,200	898,846
	Pfizer, Inc.	1,149,800	15,660,276
	PharMerica Corp. (b)	2,158	35,909
	Philip Morris International, Inc.	150,200	5,344,116
	Plains Exploration & Production Co. (b)	3,500	60,305
	Platinum Underwriters Holdings Ltd.	44,000	1,247,840
	Polycom, Inc. (b)	236,300	3,636,657

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Praxair, Inc.	13,500	$908,415
	Precision Castparts Corp.	45,000	2,695,500
	The Procter & Gamble Co.	325,300	15,318,377
	The Progressive Corp.	128,400	1,725,696
	QUALCOMM, Inc.	125,800	4,894,878
	Quest Diagnostics, Inc.	3,500	166,180
	Qwest Communications International Inc.	1,140,200	3,899,484
	Ralcorp Holdings, Inc. (b)	10,641	573,337
	Raytheon Co.	1,300	50,622
	RenaissanceRe Holdings Ltd.	47,200	2,333,568
	Reynolds American, Inc.	2,400	86,016
	Ross Stores, Inc.	5,200	186,576
	RusHydro (b)	134,714,500	2,963,719
	Ryder System, Inc.	2,500	70,775
	SAIC, Inc. (b)	9,300	173,631
	SUPERVALU, Inc.	24,582	351,031
	Safeway, Inc.	6,300	127,197
	Sara Lee Corp.	404,200	3,265,936
	Schering-Plough Corp.	361,800	8,520,390
	Schlumberger Ltd.	93,900	3,814,218
	Seagate Technology	4,600	27,646
	Smith International, Inc.	24,700	530,556
	The Southern Co.	30,100	921,662
	Spirit Aerosystems Holdings, Inc. Class A (b)	331,900	3,309,043
	Sprint Nextel Corp. (b)	412,000	1,470,840
	The St. Joe Co. (b)	131,700	2,204,658
	Stone Energy Corp. (b)	22,275	74,176
	Sun Microsystems, Inc. (b)	126,750	927,810
	Sunoco, Inc.	1,300	34,424
	Symantec Corp. (b)	9,000	134,460
	Synopsys, Inc. (b)	3,500	72,555
	Tellabs, Inc. (b)	31,800	145,644
	Thermo Fisher Scientific, Inc. (b)	65,000	2,318,550
	Time Warner Cable, Inc.	14,926	370,358
	Time Warner, Inc.	59,467	1,147,707
	The Travelers Cos., Inc.	170,445	6,926,885
	Tyco Electronics Ltd.	39,878	440,253
	U.S. Bancorp	345,600	5,049,216
	Unifi, Inc. (b)	91,700	58,688
	Union Pacific Corp.	235,700	9,689,627
	United Technologies Corp.	26,800	1,151,864
	UnitedHealth Group, Inc.	328,450	6,874,459
	Valero Energy Corp.	1,600	28,640
	Verizon Communications, Inc.	639,900	19,324,980
	Viacom, Inc. Class B (b)	269,079	4,676,593
	WABCO Holdings, Inc.	500	6,155
	Wal-Mart Stores, Inc.	24,200	1,260,820

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks		Shares	Value

	Waters Corp. (b)		59,100	$2,183,745
	WellPoint, Inc. (b)		163,300	6,200,501
	Wells Fargo & Co.		200,800	2,859,392
	Western Digital Corp. (b)		4,400	85,096
	The Western Union Co.		11,400	143,298
	Windstream Corp.		57,278	461,661
	Wyeth		211,000	9,081,440
	XL Capital Ltd. Class A		690,345	3,769,284
	Xerox Corp.		648,700	2,951,585
	Xilinx, Inc.		6,900	132,204

				747,120,525

	Total Common Stocks - 46.9%			1,332,756,331

	Investment Companies

South Korea - 0.1%	iShares MSCI South Korea Index Fund (d)		122,800	3,496,116

United States - 2.2%	Consumer Staples Select Sector SPDR Fund		187,500	3,956,250
	Health Care Select Sector SPDR Fund (e)		187,600	4,541,796
	iShares Dow Jones U.S. Telecommunications Sector Index Fund		95,600	1,525,776
	iShares MSCI Brazil (Free) Index Fund (d)		16,300	614,021
	iShares Silver Trust (b)		394,200	5,045,760
	KBW Bank ETF (d)		30,600	424,116
	SPDR Gold Trust (b)		393,200	35,498,096
	Telecom HOLDRs Trust		21,700	491,505
	Utilities Select Sector SPDR Fund		313,400	8,004,236
	Vanguard Telecommunication Services ETF		2,900	127,078

				60,228,634

Vietnam - 0.0%	Vietnam Enterprise Investments Ltd. - R Shares (b)		137,961	137,961
	Vinaland Ltd. (b)		1,639,200	522,577

				660,538

	Total Investment Companies - 2.3%			64,385,288

	Preferred Securities

			Par
	Capital Trusts		(000)

United States - 0.0%	Citigroup Capital XXI, 8.30%, 12/21/77 (f)	USD	2,103	1,012,586

	Total Capital Trusts - 0.0%			1,012,586

	Preferred Stocks		Shares

Japan - 0.1%	Mizuho Financial Group, Inc. Series 11X1, 2% (b)(g)		645,000	3,583,876

United States - 0.3%	Bunge Ltd., 4.875% (g)		7,797	596,471
	El Paso Corp., 4.99% (b)(g)		4,105	2,380,900
	El Paso Corp., 4.99% (b)(c)(g)		510	295,800
	Freeport-McMoRan Copper & Gold, Inc., 5.50% (g)		3,923	3,591,703
	Mylan, Inc., 6.50% (g)		515	439,007
	XL Capital Ltd., 10.75% (g)		17,583	215,392

				7,519,273

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Shares		Value

	Total Preferred Stocks - 0.4%			$11,103,149

	Total Preferred Securities - 0.4%			12,115,735

	Warrants (h)

Canada - 0.0%	Kinross Gold Corp. (expires 9/03/13)		37,568	177,888
	New Gold, Inc. (expires 4/03/12)		80,000	1,904

				179,792

United States - 0.0%	AboveNet, Inc. (expires 9/08/10)		1,026	22,572
	Mandra Forestry Finance Ltd. (expires 5/15/13)		1,250	—

				22,572

	Total Warrants - 0.0%			202,364

	Fixed Income Securities

		Par
	Asset-Backed Securities	(000)

United States - 0.0%	Latitude CLO Ltd. Series 2005-1I Class SUB, 13%, 12/15/17 (i)	USD	300	3,000

	Total Asset-Backed Securities — 0.0%			3,000

	Corporate Bonds

Brazil - 0.0%	Cia Vale do Rio Doce, 0% (f)(i)(j)	BRL	10	—
	Cosan Finance Ltd., 7%, 2/01/17 (c)	USD	285	182,400

				182,400

Canada - 0.2%	Rogers Wireless Communications, Inc., 7.625%, 12/15/11	CAD	325	274,652
	Sino-Forest Corp., 9.125%, 8/17/11	USD	300	267,000
	Sino-Forest Corp., 5%, 8/01/13 (c)(g)		7,067	4,708,389

				5,250,041

Chile - 0.1%	Empresa Electrica del Norte Grande SA, 7%, 11/05/17		2,615	2,562,380

China - 0.8%	Brilliance China Finance Ltd., 16.065%, 6/07/11 (g)(i)		2,648	3,104,780
	Celestial Nutrifoods Ltd., 28.229%, 6/12/11 (g)(i)	SGD	10,400	3,417,384
	Chaoda Modern Agriculture Holdings Ltd., 7.75%, 2/08/10	HKD	1,660	1,361,200
	Chaoda Modern Agriculture Holdings Ltd., 13.259%, 5/08/11 (g)(i)		9,130	1,297,243
	China Petroleum & Chemical Corp., 5.202%, 4/24/14 (g)(i)		31,450	4,152,795
	GOME Electrical Appliances Holdings Ltd., 9.501%, 5/18/14 (g)(i)	CNY	57,100	5,097,021
	Pine Agritech Ltd., 25.129%, 7/27/12 (g)(i)		35,900	3,414,745

				21,845,168

Europe - 0.4%	European Investment Bank, 12.925%, 9/21/10 (c)(i)	BRL	6,160	2,153,508
	European Investment Bank, 4.375%, 4/15/13	EUR	7,000	9,844,771
	European Investment Bank Series 1158/0100, 3.625%, 10/15/11		652	898,969

				12,897,248

Germany - 0.5%	Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13 (g)		8,400	11,558,133

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Corporate Bonds		(000)	Value

	Kreditanstalt fuer Wiederaufbau Series DPW, 0.50%, 2/03/10 (g)	EUR	3,200	$4,194,174

				15,752,307

Hong Kong - 0.3%	CITIC Resources Finance Ltd., 6.75%, 5/15/14 (c)	USD	3,437	2,577,750
	FU JI Food and Catering Services Holdings Ltd., 19.807%, 10/18/10 (g)(i)	CNY	13,100	1,188,539
	Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (g)	USD	900	832,500
	Hutchison Whampoa International 03/33 Ltd., 5.45%, 11/24/10		725	751,304
	Hutchison Whampoa International 03/33 Ltd., 6.25%, 1/24/14		1,310	1,316,187
	Noble Group Ltd., 8.50%, 5/30/13 (c)		2,487	1,952,295

				8,618,575

India - 0.7%	Gujarat NRE Coke Ltd., 15.461%, 4/12/11 (g)(i)		500	275,000
	Housing Development Finance Corp., 1.956%, 9/27/10 (g)(i)		2,400	2,664,000
	Punj Lloyd Ltd., 11.99%, 4/08/11 (g)(i)		600	522,000
	Reliance Communications Ltd., 16.26%, 5/10/11 (g)(i)		5,300	4,637,500
	Reliance Communications Ltd., 11.371%, 3/01/12 (g)(i)		9,900	6,930,000
	Suzlon Energy Ltd., 21.003%, 6/12/12 (g)(i)		2,825	1,075,235
	Tata Motors Ltd., 1%, 4/27/11 (g)		2,675	1,926,000
	Tata Motors Ltd., 9.462%, 7/12/12 (g)(i)		200	88,500
	Tata Steel Ltd., 1%, 9/05/12 (g)		2,600	2,262,000

				20,380,235

Ireland - 0.2%	EuroChem Finance, 7.875%, 3/21/12		684	451,440
	TransCapitalInvest Ltd. for OJSC AK Transneft, 6.103%, 6/27/12 (c)		850	748,000
	TransCapitalInvest Ltd. for OJSC AK Transneft, 5.67%, 3/05/14		600	474,000
	TransCapitalInvest Ltd. for OJSC AK Transneft, 8.70%, 8/07/18 (c)		1,600	1,392,000
	VIP Finance Ireland Ltd For OJSC Vimpel Communications, 8.375%, 4/30/13 (c)		2,843	2,061,175

				5,126,615

Japan - 0.3%	The Bank of Kyoto Ltd., 1.80%, 3/31/14 (g)(i)	JPY	75,000	704,976
	The Bank of Kyoto Ltd. Series 1, 1.90%, 9/30/09 (g)		80,000	1,055,570
	The Mie Bank Ltd., 1%, 10/31/11 (g)		17,000	172,634
	NC International Ltd., 5.882%, 3/15/11 (g)(i)		180,000	1,661,741
	Nagoya Railroad Co. Ltd., 1.224%, 3/30/12 (g)(i)		14,000	137,193
	Suzuki Motor Corp. Series 9, 3.989%, 3/29/13 (g)(i)		560,000	4,918,931

				8,651,045

Kazakhstan - 0.3%	KazMunaiGaz Finance Sub BV, 9.125%, 7/02/18 (c)	USD	10,833	7,962,255

Luxembourg - 0.9%	Acergy SA Series ACY, 2.25%, 10/11/13 (g)		1,400	1,039,500
	Evraz Group SA, 8.875%, 4/24/13 (c)		550	349,250
	Evraz Group SA, 8.25%, 11/10/15		300	183,186

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Corporate Bonds		(000)	Value

	Evraz Group SA, 9.50%, 4/24/18 (c)	USD	2,680	$1,487,400
	Gaz Capital SA, 5.364%, 10/31/14	EUR	1,169	1,133,790
	Gaz Capital SA, 5.875%, 6/01/15		903	887,799
	Gaz Capital SA, 5.136%, 3/22/17		1,160	1,004,079
	Gaz Capital SA, 5.44%, 11/02/17		918	781,898
	Gaz Capital SA, 6.605%, 2/13/18		4,858	4,485,777
	Gaz Capital SA, 8.146%, 4/11/18 (c)	USD	200	164,000
	Gaz Capital SA, 8.625%, 4/28/34		1,140	1,014,600
	Gazprom International SA, 7.201%, 2/01/20		3,091	2,711,997
	Novorossiysk Port Capital SA, 7%, 5/17/12		842	600,791
	TNK-BP Finance SA, 6.125%, 3/20/12 (c)		900	747,000
	TNK-BP Finance SA, 7.50%, 3/13/13 (c)		200	165,000
	TNK-BP Finance SA, 7.50%, 7/18/16 (c)		1,279	927,275
	TNK-BP Finance SA Series 2, 7.50%, 7/18/16		1,015	710,500
	UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 5/23/16		2,300	1,403,000
	UBS Luxembourg SA for OJSC Vimpel Communications, 8.25%, 5/23/16 (c)		421	256,810
	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.125%, 4/30/18 (c)		9,221	5,670,915

				25,724,567

Malaysia - 1.0%	Berjaya Land Bhd, 8%, 8/15/11 (g)	MYR	8,080	2,291,732
	Cherating Capital Ltd., 2%, 7/05/12 (f)(g)	USD	3,500	3,438,750
	Feringghi Capital Ltd., 6.061%, 12/22/09 (g)(i)		800	856,000
	IOI Resources, 7.681%, 1/15/13 (g)(i)		6,000	5,355,000
	Johor Corp., 1%, 7/31/09 (k)	MYR	7,087	2,313,408
	Johor Corp. Series P3, 1%, 7/31/12		22,247	5,675,411
	Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(g)	USD	5,500	5,466,284
	YTL Power Finance Cayman Ltd., 2.841%, 5/09/10 (g)(i)		2,400	2,676,082

				28,072,667

Netherlands - 0.2%	ASM International NV, 4.25%, 12/06/11 (g)		70	50,675
	ASM International NV, 4.25%, 12/06/11 (c)(g)		265	184,838
	Heidelberg International Finance B.V., 0.875%, 2/09/12 (g)	EUR	2,000	2,258,777
	Pargesa Netherlands NV, 1.75%, 6/15/14 (g)	CHF	3,425	2,373,248

				4,867,538

Norway - 0.2%	Subsea 7, Inc., 2.80%, 6/06/11 (g)	USD	3,800	2,802,500
	Subsea 7, Inc., 6.293%, 6/29/17 (g)(i)		2,000	1,691,512

				4,494,012

Philippines - 0.0%	First Gen Corp., 2.50%, 2/11/13 (g)		2,000	1,280,000

Russia - 0.0%	Raspadskaya Securities Ltd. for OJSC
	Raspadskaya, 7.50%, 5/22/12		160	97,984

Singapore - 0.8%	CapitaLand Ltd., 2.10%, 11/15/16 (g)	SGD	6,500	3,407,821
	CapitaLand Ltd., 3.125%, 3/05/18 (g)		12,000	6,114,599

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	Corporate Bonds		(000)	Value

	CapitaLand Ltd., 2.95%, 6/20/22 (g)	SGD	16,750	$6,925,730
	Keppel Land Ltd., 2.50%, 6/23/13 (g)		2,600	1,510,657
	Wilmar International Ltd., 14.143%, 12/18/12 (g)(i)	USD	4,200	3,964,275

				21,923,082

South Korea - 0.4%	Korea Electric Power Corp., 1.779%, 11/23/11 (g)(i)	JPY	270,000	2,641,445
	Korea Electric Power Corp., 5.125%, 4/23/34	USD	358	314,163
	LG Telecom Ltd., 8.25%, 7/15/09		50	48,978
	LG Telecom Ltd., 8.25%, 7/15/09 (c)		900	881,187
	Zeus Cayman, 3.948%, 8/19/13 (g)(i)	JPY	1,005,000	8,985,452

				12,871,225

Sweden - 0.0%	Svensk Exportkredit AB, 10.50%, 9/29/15	TRY	1,397	649,661

Taiwan - 0.0%	Shin Kong Financial Holding Co. Ltd., 0%, 6/17/09 (g)(i)	USD	40	38,433

United Arab Emirates - 0.9%	Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		23,850	12,089,088
	Nakheel Development Ltd., 3.173%, 12/14/09		10,574	9,529,818
	Nakheel Development 2 Ltd., 2.75%, 1/16/11		6,121	2,938,080

				24,556,986

United Kingdom - 0.2%	Shire Plc, 2.75%, 5/09/14 (g)		6,159	5,227,451

United States - 4.2%	The AES Corp., 8.375%, 3/01/11	GBP	213	229,216
	Addax Petroleum Corp., 3.75%, 5/31/12 (g)	USD	2,800	2,121,000
	Advanced Micro Devices, Inc., 5.75%, 8/15/12 (g)		7,298	3,229,365
	Advanced Micro Devices, Inc., 7.75%, 11/01/12		131	69,594
	Advanced Micro Devices, Inc., 6%, 5/01/15 (g)		31,426	11,745,468
	Archer-Daniels-Midland Co., 0.875%, 2/15/14 (g)		4,500	4,179,376
	Calpine Generating Co. LLC, 9.07%, 4/01/09 (l)		1,220	—
	Cell Genesys, Inc., 3.125%, 11/01/11 (g)		150	60,563
	Chesapeake Energy Corp., 2.75%, 11/15/35 (g)		1,587	1,198,185
	Chesapeake Energy Corp., 2.50%, 5/15/37 (g)		7,604	4,999,630
	China Milk Products Group Ltd., 15.19%, 1/05/12 (g)(i)		4,800	4,093,608
	Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	286,875
	General Cable Corp., 1%, 10/15/12 (g)		1,045	740,644
	General Electric Capital Corp., 0.604%, 1/15/10 (f)	JPY	300,000	2,859,079
	Greenbrier Cos., Inc., 2.375%, 5/15/26 (g)	USD	1,413	531,641
	Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (g)		422	197,813
	Hologic, Inc., 2%, 12/15/37 (g)		16,521	11,275,583
	Hutchison Whampoa International Ltd., 5.45%, 11/24/10 (c)		1,500	1,549,647
	IOI Capital Bhd Series IOI, 4.77%, 12/18/11 (g)(i)		4,675	4,862,000
	Intel Corp., 2.95%, 12/15/35 (g)		1,602	1,305,630
	Mandra Forestry, 12%, 5/15/13 (c)		1,250	500,000
	McMoRan Exploration Co., 5.25%, 10/06/11 (c)(g)		885	642,731

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value

Medtronic, Inc., 1.50%, 4/15/11 (g)	USD	1,333	$1,254,686
Medtronic, Inc., 1.625%, 4/15/13 (g)		7,161	6,328,534
Mylan, Inc., 1.25%, 3/15/12 (g)		6,760	5,788,250
Nabi Biopharmaceuticals, 2.875%, 4/15/25 (g)		200	185,750
Nextel Communications, Inc., 5.25%, 1/15/10 (g)		1,025	987,844
Northwest Airlines, Inc. Series 1999-3-B, 9.485%, 4/01/15 (l)		356	36,070
Paka Capital Ltd., 5.789%, 3/12/13 (g)(i)		1,600	1,440,000
Pemex Project Funding Master Trust, 5.50%, 2/24/25	EUR	2,030	1,753,092
Preferred Term Securities XXIV, Ltd., 5.965%, 3/22/37 (b)(c)	USD	400	10,400
Preferred Term Securities XXV, Ltd., 5.758%, 6/22/37 (b)		500	19,150
Preferred Term Securities XXVI, Ltd., 6.191%, 9/22/37 (b)		500	1,350
Preferred Term Securities XXVII, Ltd., 6.29%, 12/22/37 (b)		500	24,050
Ranbaxy Laboratories Ltd., 16.613%, 3/18/11 (g)(i)		2,128	2,020,209
SOCO Finance Jersey Ltd., 4.50%, 5/16/13 (g)		437	398,345
SanDisk Corp., 1%, 5/15/13 (g)		11,336	6,801,600
Sino-Forest Corp., 5%, 8/01/13 (c)(g)		2,000	1,290,720
SonoSite, Inc., 3.75%, 7/15/14 (g)		1,220	1,041,575
Suzlon Energy Ltd., 13.486%, 10/11/12 (g)(i)		3,325	1,263,500
TNK-BP Finance SA, 6.625%, 3/20/17 (c)		4,463	2,945,580
TNK-BP Finance SA, 7.875%, 3/13/18 (c)		2,805	1,963,500
Tenet Healthcare Corp., 9.25%, 2/01/15		600	462,000
Teva Pharmaceutical Finance LLC Series B, 0.25%, 2/01/24 (g)		1,957	2,563,670
Transocean, Inc., 1.50%, 12/15/37 (g)		15,502	13,292,965
Transocean, Inc. Series A, 1.625%, 12/15/37 (g)		9,325	8,567,344
Transocean, Inc. Series C, 1.50%, 12/15/37 (g)		2,067	1,692,356
Uno Restaurant Corp., 10%, 2/15/11 (c)		220	44,550

			118,854,738

Total Corporate Bonds - 12.6%			357,886,613

Foreign Government Obligations

Australian Government Bonds, 5.75%, 6/15/11	AUD	5,536	4,064,617
Brazil Notas do Tesouro Nacional Series B, 6%, 5/15/17	BRL	6,300	4,675,842
Brazil Notas do Tesouro Nacional Series F, 10%, 1/01/17		63,862	24,350,178
Bundesrepublik Deutschland, 4%, 7/04/16	EUR	20,575	29,560,622
Bundesrepublik Deutschland, 4.25%, 7/04/17		17,050	24,946,954
Bundesrepublik Deutschland Series 07, 4%, 1/04/18		4,800	6,928,614
Bundesrepublik Deutschland Series 08, 4.25%, 7/04/18		11,100	16,333,002
Bundesschatzanweisungen Series 1, 4.75%, 6/11/10		13,636	18,909,811

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Foreign Government Obligations		(000)	Value

Caisse d’Amortissement de la Dette Sociale, 3.75%, 7/12/09	EUR	3,800	$5,078,753
Caisse d’Amortissement de la Dette Sociale, 3.25%, 4/25/13		900	1,213,183
Caisse d’Amortissement de la Dette Sociale, 4%, 10/25/14		1,125	1,557,047
Canadian Government Bond, 4%, 9/01/10	CAD	3,355	2,781,393
Canadian Government Bond, 4%, 6/01/16		3,095	2,744,505
Deutsche Bundesrepublik Inflation Linked Series I/L, 1.50%, 4/15/16	EUR	525	702,209
Japanese Government CPI Linked Bond Series 5, 0.80%, 9/10/15	JPY	312,127	2,740,510
Japanese Government CPI Linked Bond Series 6, 0.80%, 12/10/15		979,696	8,568,199
Japanese Government CPI Linked Bond Series 7, 0.80%, 3/10/16		2,543,161	22,062,055
Japanese Government CPI Linked Bond Series 8, 1%, 6/10/16		1,278,750	11,157,816
Japanese Government CPI Linked Bond Series 16, 1.40%, 6/10/18		1,211,580	10,561,927
Japanese Government Two Year Bond Series 272, 0.70%, 9/15/10		453,700	4,605,977
Malaysia Government Bond, 3.756%, 4/28/11	MYR	24,607	6,908,084
Malaysia Government Bond Series 3/06, 3.869%, 4/13/10		21,303	5,957,389
Netherlands Government Bond, 3.75%, 7/15/14	EUR	1,300	1,804,908
New Zealand Government Bond Series 216, 4.50%, 2/14/16 (l)	NZD	1,175	966,619
Poland Government Bond, 3%, 8/24/16	PLN	6,000	1,510,221
United Kingdom Gilt, 4.25%, 3/07/11	GBP	17,410	26,437,250

Total Foreign Government Obligations - 8.7%			247,127,685

US Government Obligations

US Treasury Inflation Indexed Bonds, 0.875%, 4/15/10	USD	18,600	20,623,831
US Treasury Inflation Indexed Bonds, 2.375%, 4/15/11 (e)(m)		39,088	40,101,900
US Treasury Inflation Indexed Bonds, 1.875%, 7/15/15 (e)		3,440	3,830,482
US Treasury Inflation Indexed Bonds, 2%, 1/15/16 (e)		65,362	67,424,860
US Treasury Inflation Indexed Bonds, 2.50%, 7/15/16 (m)		47,903	53,519,109
US Treasury Inflation Indexed Bonds, 2.375%, 1/15/17		22,507	23,899,913
US Treasury Inflation Indexed Bonds, 2.375%, 1/15/27		7,956	8,309,110

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
	US Government Obligations		(000)	Value

	US Treasury Notes, 4%, 6/15/09	USD	8,700	$8,767,964
	US Treasury Notes, 4.875%, 6/30/09		7,400	7,484,693
	US Treasury Notes, 4.625%, 7/31/09		11,183	11,344,628
	US Treasury Notes, 2.125%, 1/31/10		6,340	6,421,482
	US Treasury Notes, 2.875%, 6/30/10		15,546	15,979,593
	US Treasury Notes, 4.875%, 5/31/11 (e)		25,500	27,723,294
	US Treasury Notes, 2%, 4/15/12 (m)		11,444	11,773,087
	US Treasury Notes, 4.875%, 6/30/12		4,500	5,020,313
	US Treasury Notes, 1.75%, 1/31/14		20,612	20,752,162
	US Treasury Notes, 2.625%, 2/29/16		11,260	11,547,659
	US Treasury Notes, 2.75%, 2/15/19		26,000	26,142,220

	Total US Government Obligations - 13.0%			370,666,300

	Non-US Government Agency Mortgage-Backed Securities

France - 0.1%	Compagnie Generale des Etablissements Michelin Series ML, 4.372%, 1/01/17 (g)(i)	EUR	1,037	1,034,863

	Total Non-US Government Agency Mortgage-Backed Securities - 0.1%			1,034,863

	Structured Notes

Taiwan - 0.0%	UBS AG (Total Return TWD Linked Notes), 0%, 12/01/10 (i)	USD	573	572,532

	Total Structured Notes - 0.0%			572,532

	Total Fixed Income Securities - 34.4%			977,290,993

	Total Long-Term Investments - (Cost - $2,700,512,097) - 84.0%			2,386,750,711

	Short-Term Securities

United States - 17.6% Time Deposit - 0.0%	Brown Brothers Harriman & Co., 0.10%, 4/01/09		496	495,913

US Government Obligations - 17.4%	US Treasury Bills, 0.10%, 4/02/09		54,400	54,399,852
	US Treasury Bills, 0.10%, 4/09/09		3,850	3,849,911
	US Treasury Bills, 0.12%, 4/16/09		16,000	15,999,200
	US Treasury Bills, 0.14%, 4/23/09		15,000	14,998,717
	US Treasury Bills, 0.28%, 4/30/09		22,200	22,194,976
	US Treasury Bills, 0.06%, 5/07/09		8,890	8,889,467
	US Treasury Bills, 0.34%, 5/14/09		25,000	24,995,075
	US Treasury Bills, 0.03%, 5/15/09		30,000	29,999,132
	US Treasury Bills, 0.21%, 5/21/09		97,600	97,579,406
	US Treasury Bills, 0.24%, 5/28/09		32,600	32,590,970
	US Treasury Bills, 0.29%, 6/04/09		50,900	50,878,956
	US Treasury Bills, 0.21%, 6/11/09		16,100	16,093,041
	US Treasury Bills, 0.18%, 6/18/09		40,700	40,681,513
	US Treasury Bills, 0.19%, 6/25/09		24,900	24,887,088
	US Treasury Bills, 0.20%, 7/02/09		54,400	54,373,185

				492,410,489

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Beneficial
		Interest
		(000)	Value

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (n)(o)(p)	USD	5,619	$5,618,500

Total Short-Term Securities (Cost - $498,494,020) - 17.6%			498,524,902

	Options Purchased	Contracts

Exchange-Traded Call Options	Bed Bath & Beyond, Inc., expiring August 2009 at USD 27.5	1,184	236,800
	Best Buy Co., Inc., expiring September 2009 at USD 40	1,203	589,470
	Carnival Corp., expiring July 2009 at USD 30	1,200	66,000
	General Motors Corp., expiring January 2010 at USD 50	265	795
	General Motors Corp., expiring January 2010 at USD 60	250	500
	Home Depot, Inc., expiring August 2009 at USD 30	1,175	74,025
	Paccar, Inc., expiring August 2009 at USD 35	1,190	133,875
	S&P 500 Listed Option, expiring June 2009 at USD 80	976	5,285,040
	S&P 500 Listed Option, expiring June 2009 at USD 132.5	160	3,200
	S&P 500 Listed Option, expiring December 2009 at USD 100	85	213,350
	Staples, Inc., expiring September 2009 at USD 22.5	1,200	120,000

	Total Options Purchased (Cost - $5,142,247) - 0.2%		6,723,055

	Total Investments Before Investments Sold Short, Structured Options and Options Written (Cost - $3,204,148,364*) - 101.8%		2,891,998,668

	Structured Options

	Credit Suisse Euro Stoxx Index Link, expiring July 2009 (q)	77,488	(3,007,235)
	JPMorgan Euro Stoxx Index Link, expiring June 2009 (r)	78,000	(2,990,468)

	Total Structured Options (Premiums Paid - $699,614) - (0.2)%		(5,997,703)

Investments Sold Short	Shares

Bed Bath & Beyond, Inc.	(190,467)	(4,714,058)
Best Buy Co., Inc.	(209,200)	(7,941,232)
Carnival Corp.	(343,795)	(7,425,972)
D.R. Horton Inc.	(290,300)	(2,815,910)
Home Depot, Inc.	(150,300)	(3,541,068)
Kohl’s Corp.	(66,000)	(2,793,120)
Lowe’s Cos., Inc.	(130,300)	(2,377,975)
Masco Corp.	(85,300)	(595,394)
Paccar Inc.	(258,700)	(6,664,112)
Staples, Inc.	(158,100)	(2,863,191)

Total Investments Sold Short (Proceeds - $40,452,561) - (1.5)%		(41,732,032)

	Options Written	Contracts	Value

Exchange-Traded Call Options	Apple, Inc., expiring January 2010 at USD 85	388	(1,149,450)
	Avon Products, Inc., expiring January 2010 at USD 22.5	646	(129,200)
	Bunge Ltd., expiring April 2009 at USD 85	150	(750)
	Hewlett-Packard Co., expiring August 2009 at USD 35	1,396	(355,980)
	International Paper Co., expiring April 2009 at USD 15	572	(2,860)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Microsoft Corp., expiring January 2010 at USD 15	2,881	$(1,390,082)
Microsoft Corp., expiring January 2010 at USD 17.5	1,624	(548,100)
Panera Bread Co. Class A, expiring August 2009 at USD 55	86	(65,790)
Polycom, Inc., expiring January 2010 at USD 20	591	(78,308)
S&P 500 Listed Option, expiring June 2009 at USD 88.5	488	(1,071,160)
S&P 500 Listed Option, expiring June 2009 at USD 90	488	(902,800)
S&P 500 Listed Option, expiring June 2009 at USD 152.5	64	(1,920)
S&P 500 Listed Option, expiring December 2009 at USD 125	85	(20,400)

Total Options Written (Premiums Received - $5,033,288) - (0.2)%		(5,716,800)

Total Investments, Net of Investments Sold Short, Structured Options and Options Written - 99.9%		2,838,552,133
Other Assets Less Liabilities - 0.1%		3,104,779

Net Assets - 100.0%		$2,841,656,912

*	The cost and unrealized appreciation (depreciation) of investments as of March, 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,226,295,797

Gross unrealized appreciation	$62,494,837
Gross unrealized depreciation	(402,789,669)

Net unrealized depreciation	$(340,294,832)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security, or a portion of security, is on loan.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Variable rate security. Rate shown is as of report date.

(g)	Convertible security.

(h)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(l)	Issuer filed for bankruptcy and/or is in default of interest payments.

(m)	All or a portion of security has been pledged as collateral in connection with swaps.

(n)	Security was purchased with the cash proceeds from securities loans.

(o)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	$(3,181,500)	$20,529

(p)	Represents the current yield as of report date.

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

(q)	CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For each unit of the Structured Option, the Fund has sold or written 2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at 3,562.67. Because the Structured Option was constructed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At year-end, the DJ Euro Stoxx Index was at 2,071.13. At period ended March 31, 2009, the value of this Structured Option was $(3,007,235) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $1,491.54 per unit. The option expires on July 13, 2009.

(r)	JP Morgan DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,365.46 and (b) 2.7 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,542.59 and an upper call strike of 3,826.00. For each unit of the Structured Option, the Fund has sold or written 2.7 calls on the DJ Euro Stoxx Index at 3,826.00 and bought 2.7 calls on the DJ Euro Stoxx Index at 3,542.59. Because the Structured Option was constructed with an upper call strike limit of 108%, theoretically, the structure peaked at a 29.1% return in the event that the DJ Euro Stoxx Index rose above 3,826.00. At year end, the DJ Euro Stoxx Index was $2,071.13. At period ending March 31, 2009, the value of this Structured Option was $(2,990,468) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $1,471.46 per unit. The option expires on June 19, 2009.

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

CHF	12,727,170	USD	11,181,103	Credit Suisse International	4/02/09	$(246)
EUR	2,581,102	JPY	337,608,142	Barclays Bank, Plc	4/02/09	18,561
EUR	8,700,000	JPY	1,139,961,000	Brown Brothers Harriman & Co.	4/02/09	42,348
EUR	15,431,000	JPY	2,019,146,350	JPMorgan Chase Bank NA	4/02/09	103,172
EUR	10,745,600	USD	14,292,884	Credit Suisse International	4/02/09	(16,242)
EUR	6,375,700	USD	8,599,455	Morgan Stanley Capital Services, Inc.	4/02/09	(128,838)
EUR	2,818,463	USD	3,748,274	UBS AG	4/02/09	(3,654)
GBP	16,153,898	USD	23,100,074	Brown Brothers Harriman & Co.	4/02/09	78,245
GBP	20,584,494	USD	29,394,863	Credit Suisse International	4/02/09	140,669
GBP	9,436,916	USD	13,480,634	JPMorgan Chase Bank NA	4/02/09	59,865
JPY	330,303,623	EUR	2,581,102	Barclays Bank, Plc	4/02/09	(92,219)
JPY	1,114,191,600	EUR	8,700,000	Brown Brothers Harriman & Co.	4/02/09	(302,223)
JPY	1,971,631,215	EUR	15,431,000	JPMorgan Chase Bank NA	4/02/09	(582,378)
JPY	94,957,229	USD	960,775	Brown Brothers Harriman & Co.	4/02/09	(1,445)
JPY	1,255,038,982	USD	12,704,753	Credit Suisse International	4/02/09	(25,397)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

JPY	1,559,716,672	USD	15,782,772	JPMorgan Chase Bank NA	4/02/09	$(25,332)
USD	10,749,299	CHF	12,727,170	Credit Suisse International	4/02/09	(431,979)
USD	13,914,048	EUR	10,745,000	Credit Suisse International	4/02/09	(362,323)
USD	8,394,121	EUR	6,375,700	Morgan Stanley Capital Services, Inc.	4/02/09	(76,597)
USD	3,649,614	EUR	2,818,463	UBS AG	4/02/09	(94,935)
USD	28,797,707	GBP	20,584,494	Credit Suisse International	4/02/09	(737,825)
USD	22,582,826	GBP	16,153,898	Brown Brothers Harriman & Co.	4/02/09	(595,493)
USD	13,193,563	GBP	9,436,916	JPMorgan Chase Bank NA	4/02/09	(346,936)
USD	987,461	JPY	94,957,229	Brown Brothers Harriman & Co.	4/02/09	28,131
USD	12,765,358	JPY	1,255,038,982	Credit Suisse International	4/02/09	86,276
USD	16,014,247	JPY	1,559,716,672	JPMorgan Chase Bank NA	4/02/09	257,024
BRL	15,411,755	USD	6,683,328	JPMorgan Chase Bank NA	4/03/09	(44,214)
CLP	3,511,815,750	USD	6,034,048	Morgan Stanley Capital Services, Inc.	4/03/09	(9,774)
KRW	5,364,784,000	USD	3,801,845	Morgan Stanley Capital Services, Inc.	4/03/09	77,627
MXN	21,480,750	USD	1,513,326	UBS AG	4/03/09	1,743
TWD	117,843,000	USD	3,451,757	Morgan Stanley Capital Services, Inc.	4/03/09	23,646
USD	6,699,307	BRL	15,411,755	JPMorgan Chase Bank NA	4/03/09	60,193
USD	6,026,385	CLP	3,511,815,750	Morgan Stanley Capital Services, Inc.	4/03/09	2,112
USD	13,168,256	EUR	10,029,898	Barclays Bank, Plc	4/03/09	(156,122)
USD	3,965,014	EUR	3,020,089	HSBC Bank USA, National Association	4/03/09	(47,372)
USD	3,791,367	KRW	5,364,784,000	Morgan Stanley Capital Services, Inc.	4/03/09	(88,106)
USD	8,033,661	MXN	113,610,420	Citibank, NA	4/03/09	20,552
USD	6,311,928	MXN	89,252,315	UBS AG	4/03/09	16,833
USD	976,549	TRY	1,680,640	Morgan Stanley Capital Services, Inc.	4/03/09	(33,406)
USD	2,796,522	TRY	4,805,600	UBS AG	4/03/09	(91,329)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	3,444,695	TWD	117,843,000	Morgan Stanley Capital Services, Inc.	4/03/09	$(30,709)
USD	4,521,971	AUD	6,484,600	UBS AG	4/08/09	15,906
USD	1,785,067	DKK	9,855,000	Barclays Bank, Plc	4/08/09	27,985
USD	1,348,790	NOK	8,624,000	Credit Suisse International	4/08/09	66,282
EUR	8,949,000	CHF	13,630,177	UBS AG	4/09/09	(87,369)
EUR	4,398,974	HUF	1,323,528,008	Bank of New York	4/09/09	145,059
HKD	14,898,450	USD	1,922,529	UBS AG	4/09/09	(218)
USD	17,598,965	GBP	11,992,930	HSBC Bank USA, NA	4/09/09	390,856
USD	2,189,379	GBP	1,492,470	JPMorgan Chase Bank NA	4/09/09	47,901
USD	1,966,815	HUF	436,986,885	UBS AG	4/09/09	85,171
USD	7,937,132	JPY	779,426,355	HSBC Bank USA, NA	4/09/09	62,112
USD	3,090,724	JPY	303,663,600	Morgan Stanley Capital Services, Inc.	4/09/09	22,625
USD	3,105,471	NZD	5,496,408	Morgan Stanley Capital Services, Inc.	4/09/09	(27,324)
USD	7,853,327	SGD	11,850,827	Morgan Stanley Capital Services, Inc.	4/09/09	63,980
USD	3,960,871	TWD	133,719,000	Morgan Stanley Capital Services, Inc.	4/09/09	16,236
USD	11,183,805	CHF	12,727,170	Credit Suisse International	4/16/09	(718)
EUR	4,004,908	USD	5,322,223	Morgan Stanley Capital Services, Inc.	4/16/09	(1,641)
JPY	337,528,127	EUR	2,581,102	Barclays Bank, Plc	4/16/09	(18,416)
JPY	1,139,700,000	EUR	8,700,000	Brown Brothers Harriman & Co.	4/16/09	(41,768)
JPY	2,018,490,533	EUR	15,431,000	JPMorgan Chase Bank NA	4/16/09	(104,099)
JPY	1,255,038,982	USD	12,767,436	Credit Suisse International	4/16/09	(85,657)
JPY	1,001,986,672	USD	10,196,843	JPMorgan Chase Bank NA	4/16/09	(72,079)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	14,291,648	EUR	10,745,600	Credit Suisse International	4/16/09	$15,954
USD	3,747,964	EUR	2,818,463	UBS AG	4/16/09	3,593
USD	23,100,074	GBP	16,153,898	Brown Brothers Harriman & Co.	4/16/09	(79,026)
USD	29,394,657	GBP	20,584,494	Credit Suisse International	4/16/09	(141,870)
USD	13,480,540	GBP	9,436,916	JPMorgan Chase Bank NA	4/16/09	(60,416)
USD	6,654,471	BRL	15,411,755	JPMorgan Chase Bank NA	4/17/09	38,070
USD	6,026,799	CLP	3,511,815,750	Morgan Stanley Capital Services, Inc.	4/17/09	6,877
USD	3,802,115	KRW	5,364,784,000	Morgan Stanley Capital Services, Inc.	4/17/09	(80,266)
USD	3,447,718	TWD	117,843,000	Morgan Stanley Capital Services, Inc.	4/17/09	(29,833)

Total						$(3,130,190)

•	Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Frank
CLP	Chilean Peso
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar

•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

DaimlerChrysler NA Holding Corp.	0.53%	JPMorgan Chase Bank NA	June 2011	EUR	245	$15,395
Carnival Corp.	0.25%	JPMorgan Chase Bank NA	September 2011	USD	475	33,605
JC Penney Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	USD	150	13,094
McDonald’s Corp.	0.16%	JPMorgan Chase Bank NA	September 2011	USD	150	1,108
Whirlpool Corp.	0.48%	JPMorgan Chase Bank NA	September 2011	USD	150	15,813
United Mexican States	3.65%	Citibank, NA	February 2014	USD	1,680	12,706

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

United Mexican States	3.85%	Citibank, NA	February 2014	USD	1,690	$(760)
United Mexican States	4.90%	Citibank, NA	March 2014	USD	1,780	(80,273)
United Mexican States	4.88%	Deutsche Bank AG	March 2014	USD	1,830	(80,963)
United Mexican States	4.80%	Morgan Stanley Capital Services, Inc.	March 2014	USD	1,830	(75,745)
United Mexican States	3.87%	Credit Suisse International	April 2014	USD	820	—
Spain (Kingdom of)	0.50%	Morgan Stanley Capital Services, Inc.	September 2018	USD	4,485	237,763
Spain (Kingdom of)	0.495%	Morgan Stanley Capital Services, Inc.	September 2018	USD	1,960	104,680
Spain (Kingdom of)	0.49%	Morgan Stanley Capital Services, Inc.	September 2018	USD	1,960	105,456
Spain (Kingdom of)	0.83%	Deutsche Bank AG	December 2018	USD	2,440	66,919
Spain (Kingdom of)	0.845%	Deutsche Bank AG	December 2018	USD	7,230	189,534

Total						$558,332

•	Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Dow Jones CDX North America High Yield Index Series 9-V2	3.75%	Morgan Stanley Capital Services, Inc.	December 2012	USD	567	$96,705
Dow Jones CDX North America Investment Grade Series 10	1.55%	Morgan Stanley Capital Services, Inc.	June 2013	USD	1,024	63,412
Dow Jones CDX North America Investment Grade Series 11	1.50%	Morgan Stanley Capital Services, Inc.	December 2013	USD	1,378	(6,195)
CMBX	0.35%	Deutsche Bank AG	February 2051	USD	1,029	(22,466)
CMBX North American Index Series 4 AAA	0.35%	Deutsche Bank AG	February 2051	USD	919	(139,187)
CMBX North American Index Series 4 AAA	0.35%	Deutsche Bank AG	February 2051	USD	1,105	(96,454)
CMBX	0.35%	JPMorgan Chase Bank NA	February 2051	USD	1,090	(111,737)
CMBX Index Series 4	0.35%	JPMorgan Chase Bank NA	February 2051	USD	1,044	(7,213)
CMBX Index Series 4	0.35%	JPMorgan Chase Bank NA	February 2051	USD	2,572	339,648
CMBX North American Index Series 4 AAA	0.35%	JPMorgan Chase Bank NA	February 2051	USD	1,078	276,467
CMBX.NA.4.AAA	0.35%	Morgan Stanley Capital Services, Inc.	February 2051	USD	991	(57,296)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

CMBX.NA.4.AAA	0.35%	Morgan Stanley Capital Services, Inc.	February 2051	USD	1,144	$284,416
CMBX North American Index Series 4 AAA	0.30%	Morgan Stanley Capital Services, Inc.	February 2051	USD	2,219	(270,489)
CMBX North American Index Series 1 AAA	0.10%	Morgan Stanley Capital Services, Inc.	October 2052	USD	2,710	239,003

Total						$588,614

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

					Unrealized
					Appreciation
Contracts	Issue	Exchange	Expiration	Face	(Depreciation)

21	Dax Index 25 Euro	Eurex Deutschland	June 2009	$2,796,194	65,020
876	DJ Euro Stoxx 50	Eurex Deutschland	June 2009	$22,713,435	482,228
30	Emini MSCI Index Future	Chicago	June 2009	$1,566,081	(7,581)
79	FTSE 100 Index	LIFFE	June 2009	$4,328,447	75,304
40	Hang Seng Index Future	Hong Kong	April 2009	$3,565,381	(67,329)
54	MSCI Singapore IX ETS Future	Singapore	April 2009	$1,448,227	(2,499)
270	Osaka Nikkei 225	Osaka	June 2009	$19,583,319	2,565,491
58	Russell 2008 ICE MINI	New York	June 2009	$2,416,830	26,710
429	S&P500 Index	Chicago	June 2009	$74,817,693	10,424,607
60	S&PTSE 60 Index	Montreal	June 2009	$4,926,091	80,254
10	SPI 200 Index AUD Future	Sydney	June 2009	$609,930	9,977
110	TOPIX Index Future	Tokyo	June 2009	$7,768,138	866,504
110	Taiwan MSCI Simex Index	Singapore	April 2009	$2,211,440	(82,940)
428	Yen Denom Nikkei	Chicago	June 2009	$16,525,901	1,371,374

Total					$15,807,120

•	Financial futures contracts sold as of March 31, 2009 were as follows:

					Unrealized
Contracts	Issue	Exchange	Expiration	Face	Depreciation

1	Euro Dollar Future	Chicago	September 2009	$237,550	$ (9,713)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

BlackRock Variable Series Funds, Inc. — BlackRock Global Allocation V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Investments Sold	Other Financial
Inputs	Securities	Short	Instruments*

	Assets	Liabilities	Assets	Liabilities

Level 1	$999,174,962	$(41,732,032)	$22,690,524	$(5,886,862)
Level 2	1,824,777,528	—	3,781,680	(6,104,572)
Level 3	61,323,123	—	339,648	(5,997,703)

Total	$2,885,275,613	$(41,732,032)	$26,811,852	$(17,989,137)

*	Other financial instruments are swaps, futures, foreign currency exchange contracts and options. Swaps, futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in
	Securities	Other Financial Instruments
	Assets	Assets	Liabilities

Balance, as of January 1, 2009	—	$195,050	—
Accrued discounts/premiums	$57	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(9,036,348)	144,598	$(6,697,317)
Net purchases (sales)	1,100,664	—	—
Net transfers in/out of Level 3	69,258,750	—	699,614

Balance, as of March 31, 2009	$61,323,123	$339,648	$(5,997,703)

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 1.7%	BHP Billiton Ltd.	11,300	$249,744
	Commonwealth Bank of Australia Ltd.	3,800	91,225
	Santos Ltd.	21,200	249,523
	Westpac Banking Corp.	7,000	92,435

			682,927

Austria - 0.7%	OMV AG	7,700	257,596

Belgium - 0.6%	Anheuser-Busch InBev NV	9,000	247,818

Bermuda - 0.3%	IPC Holdings, Ltd.	4,300	116,272

Brazil - 0.6%	BM&F Bovespa SA	17,000	51,665
	Banco Bradesco SA (a)	4,000	39,600
	Itau Unibanco Banco Multiplo SA (a)	13,775	149,872

			241,137

Canada - 4.7%	Canadian Natural Resources Ltd.	5,800	224,999
	EnCana Corp.	6,200	253,744
	Imperial Oil Ltd.	6,800	247,018
	Kinross Gold Corp.	9,400	170,808
	Potash Corp. of Saskatchewan, Inc.	2,100	169,701
	Research In Motion Ltd. (b)	2,600	111,982
	Royal Bank of Canada	3,800	110,853
	Shoppers Drug Mart Corp.	6,600	226,875
	Suncor Energy, Inc.	9,800	218,728
	The Toronto-Dominion Bank	3,700	127,540

			1,862,248

China - 0.8%	China Unicom Ltd.	125,700	131,172
	Sina Corp. (a)(b)	8,300	192,975

			324,147

France - 3.8%	AXA SA	5,300	63,613
	BNP Paribas SA	3,900	160,901
	France Telecom SA	13,400	305,483
	Mercialys SA	800	23,154
	Pinault-Printemps-Redoute	2,900	185,920
	Sanofi-Aventis	2,500	140,303
	Societe Generale SA	2,800	109,527
	Societe Immobiliere de Location pour
	L’Industrie et le Commerce	500	37,471
	Total SA	5,300	262,083
	Unibail - Rodamco	300	42,452
	Vivendi SA	6,900	182,498

			1,513,405

Germany - 2.3%	Adidas-Salomon AG	9,000	298,704
	Allianz AG Registered Shares	1,000	83,703
	Deutsche Boerse AG	2,500	149,990
	Fresenius Medical Care AG	2,700	104,772

1

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Muenchener Rueckversicherungs AG Registered Shares	1,100	$133,943
	Salzgitter AG	2,800	155,840

			926,952

Hong Kong - 2.3%	China Construction Bank Class H	335,200	190,286
	China Mobile Ltd.	16,800	146,343
	China Railway Construction Corp. (b)	139,800	182,049
	Industrial and Commercial Bank of China (Asia) Ltd.	55,100	58,596
	Industrial and Commercial Bank of China Ltd.	420,500	218,543
	New World Development Ltd.	109,200	109,007

			904,824

India - 1.4%	Bharti Tele-Ventures Ltd. (b)	27,300	337,858
	Punjab National Bank Ltd.	25,200	204,980

			542,838

Israel - 0.5%	Teva Pharmaceutical Industries Ltd. (a)	4,800	216,240

Italy - 0.8%	A2A SpA	104,100	158,053
	Assicurazioni Generali SpA	2,900	49,696
	Credito Emiliano SpA	12,300	50,583
	Intesa Sanpaolo SpA	23,900	65,737

			324,069

Japan - 8.2%	Amada Co., Ltd.	46,400	247,906
	Benesse Corp.	3,800	139,976
	The Gunma Bank Ltd.	29,700	161,607
	Hino Motors Ltd.	99,700	219,881
	Honda Motor Co., Ltd.	8,500	202,349
	Itochu Corp.	54,800	270,384
	Mitsubishi Electric Corp.	68,000	309,031
	Mitsubishi Estate Co., Ltd.	4,700	53,318
	Mitsubishi UFJ Financial Group, Inc.	22,500	110,851
	Mitsui Fudosan Co., Ltd.	4,800	52,655
	Mizuho Financial Group, Inc.	29,696	57,989
	Nintendo Co., Ltd.	600	175,519
	Sumitomo Metal Mining Co., Ltd.	28,700	275,937
	Sumitomo Mitsui Financial Group, Inc.	1,800	63,380
	Tokio Marine Holdings, Inc.	3,400	83,739
	Toyo Suisan Kaisha, Ltd.	9,900	204,273
	Toyota Motor Corp.	12,800	406,577
	Yamato Transport Co., Ltd.	23,900	226,668

			3,262,040

Luxembourg - 0.6%	ArcelorMittal	11,900	242,804

Mexico - 0.6%	Fomento Economico Mexicano, SA de CV (a)	9,500	239,495

Netherlands - 0.2%	Corio NV	1,600	66,173

2

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Norway - 1.9%	Norsk Hydro ASA	76,700	$288,613
	StatoilHydro ASA	11,900	208,258
	Yara International ASA	10,800	235,947

			732,818

Russia - 0.2%	AO VimpelCom (a)	13,800	90,252

Singapore - 1.6%	Singapore Airlines Ltd.	31,000	204,442
	United Overseas Bank Ltd.	32,000	205,257
	Wilmar International Ltd.	112,400	235,188

			644,887

South Africa - 1.2%	Naspers Ltd.	18,700	316,415
	Telkom SA Ltd.	14,900	166,008

			482,423

South Korea - 1.5%	Samsung Electronics Co., Ltd.	1,450	599,078

Spain - 1.7%	Banco Bilbao Vizcaya Argentaria SA	11,400	92,531
	Banco Santander SA	19,900	137,207
	Iberdrola Renovables (b)	43,100	178,509
	Inditex SA	6,300	245,505

			653,752

Sweden - 0.7%	Nordea Bank AB	21,600	107,476
	Volvo AB B Shares	35,400	187,842

			295,318

Switzerland - 3.0%	Credit Suisse Group AG	2,900	88,299
	Nestle SA Registered Shares	9,900	334,465
	Roche Holding AG	3,200	439,200
	UBS AG	7,800	73,127
	Weatherford International Ltd. (b)	17,700	195,939
	Zurich Financial Services AG	400	63,217

			1,194,247

Taiwan - 2.7%	Asustek Computer, Inc.	219,000	230,917
	HTC Corp.	23,000	283,199
	Siliconware Precision Industries Co., Ltd. (a)	28,700	166,460
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	42,100	376,795

			1,057,371

Thailand - 0.3%	Bangkok Bank Pcl	49,200	103,330

United Kingdom - 7.2%	AstraZeneca Plc	4,300	152,284
	BG Group Plc	17,900	270,011
	Barclays Plc	39,300	83,439
	Bellway Plc	10,700	103,753
	Charter International Plc	44,700	292,173
	GlaxoSmithKline Plc	7,000	109,023
	HSBC Holdings Plc	28,600	159,232
	Imperial Tobacco Group Plc	13,400	300,941
	Legal & General Group Plc	78,200	48,147
	Man Group Plc	29,300	91,819

3

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Persimmon Plc	22,000	$108,743
	Royal Dutch Shell Plc Class B	8,000	174,038
	Standard Chartered Plc	7,800	96,855
	Unilever Plc	11,400	215,570
	Vodafone Group Plc (a)	12,600	219,492
	WPP Plc	32,400	182,211
	Xstrata Plc	38,200	256,244

			2,863,975

United States - 45.0%	AON Corp.	4,700	191,854
	Alcoa, Inc.	36,600	268,644
	Allergan, Inc.	3,800	181,488
	The Allstate Corp.	3,300	63,195
	Ameriprise Financial, Inc.	7,000	143,430
	Amgen, Inc. (b)	7,400	366,448
	Analog Devices, Inc.	15,900	306,393
	Applied Materials, Inc.	10,400	111,800
	Arch Capital Group Ltd. (b)	1,200	64,632
	Arch Coal, Inc.	14,700	196,539
	AvalonBay Communities, Inc.	4,832	227,394
	BJ Services Co.	21,600	214,920
	Bally Technologies, Inc. (b)	2,300	42,366
	Bank of America Corp.	13,800	94,116
	Becton Dickinson & Co.	4,600	309,304
	Boston Properties, Inc.	1,900	66,557
	Bucyrus International, Inc.	11,200	170,016
	CBS Corp. Class B	23,100	88,704
	Campbell Soup Co.	7,700	210,672
	Carnival Corp.	4,900	105,840
	The Charles Schwab Corp.	11,200	173,600
	Chesapeake Energy Corp.	7,900	134,774
	Chevron Corp.	4,100	275,684
	Chipotle Mexican Grill, Inc. Class A (b)	1,700	112,846
	Cisco Systems, Inc. (b)	17,800	298,506
	Commerce Bancshares, Inc.	2,400	87,120
	Commercial Metals Co.	11,700	135,135
	ConocoPhillips	6,800	266,288
	Consol Energy, Inc.	6,900	174,156
	Cummins, Inc.	9,800	249,410
	eBay, Inc. (b)	25,000	314,000
	Everest Re Group Ltd.	1,400	99,120
	FPL Group, Inc.	5,200	263,796
	Freeport-McMoRan Copper & Gold, Inc. Class B	4,000	152,440
	The Goldman Sachs Group, Inc.	1,500	159,030
	Google, Inc. Class A (b)	600	208,836
	GrafTech International Ltd. (b)	23,100	142,296
	Halliburton Co.	10,200	157,794
	Hess Corp.	2,500	135,500

4

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Hewlett-Packard Co.	4,900	$157,094
	Hudson City Bancorp, Inc.	12,000	140,280
	Intel Corp.	24,400	367,220
	IntercontinentalExchange, Inc. (b)	1,700	126,599
	International Business Machines Corp.	2,300	222,847
	J. Crew Group, Inc. (b)	6,500	85,670
	The J.M. Smucker Co.	6,000	223,620
	JPMorgan Chase & Co.	7,300	194,034
	Jacobs Engineering Group, Inc. (b)	3,700	143,042
	JetBlue Airways Corp. (b)	49,600	181,040
	KLA-Tencor Corp.	7,500	150,000
	Kohl's Corp. (b)	8,100	342,792
	Macy's, Inc.	13,500	120,150
	McDonald's Corp.	3,900	212,823
	Medco Health Solutions, Inc. (b)	8,900	367,926
	Medtronic, Inc.	5,900	173,873
	MetLife, Inc.	3,300	75,141
	Microsoft Corp.	12,100	222,277
	Morgan Stanley	5,000	113,850
	Murphy Oil Corp.	2,400	107,448
	The NASDAQ Stock Market, Inc. (b)	5,000	97,900
	Nike, Inc. Class B	3,000	140,670
	Noble Energy, Inc.	3,100	167,028
	Northern Trust Corp.	2,200	131,604
	Occidental Petroleum Corp.	3,700	205,905
	Oracle Corp.	12,500	225,875
	Peabody Energy Corp.	8,400	210,336
	People's United Financial, Inc.	9,200	165,324
	PetroHawk Energy Corp. (b)	9,900	190,377
	Pfizer, Inc.	29,500	401,790
	Pride International, Inc. (b)	9,600	172,608
	The Procter & Gamble Co.	3,700	174,233
	QUALCOMM, Inc.	10,100	392,991
	Ralcorp Holdings, Inc. (b)	4,400	237,072
	Range Resources Corp.	4,000	164,640
	Robert Half International, Inc.	11,100	197,913
	Steel Dynamics, Inc.	30,600	269,586
	T. Rowe Price Group, Inc.	4,600	132,756
	Terex Corp. (b)	16,700	154,475
	Texas Instruments, Inc.	6,200	102,362
	Timken Co.	12,200	170,312
	The Travelers Cos., Inc.	6,300	256,032
	TreeHouse Foods, Inc. (b)	8,600	247,594
	Trinity Industries, Inc.	16,200	148,068
	U.S. Bancorp	7,300	106,653
	UMB Financial Corp.	2,300	97,727
	UnumProvident Corp.	3,300	41,250

5

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Urban Outfitters, Inc. (b)	15,300	$250,461
	Wal-Mart Stores, Inc.	5,400	281,340
	Walt Disney Co.	15,200	276,032
	WellPoint, Inc. (b)	1,900	72,143
	Wells Fargo & Co.	7,300	103,952
	Werner Enterprises, Inc.	11,300	170,856
	Westinghouse Air Brake Technologies Corp.	7,900	208,402
	Wyeth	13,000	559,520
	Yum! Brands, Inc.	9,200	252,816

			17,870,972

	Total Common Stocks - 97.1%		38,559,408

	Rights

Sweden - 0.1%	Nordea Bank AB (c)	224,400	25,663

United Kingdom - 0.0%	HSBC Holdings Plc (c)	9,125	18,461

	Total Rights - 0.1%		44,124

	Total Investments (Cost - $40,168,535*) - 97.2%		38,603,532
	Other Assets Less Liabilities - 2.8%		1,120,871

	Net Assets - 100.0%		$39,724,403

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$40,991,565

Gross unrealized appreciation	$1,901,877
Gross unrealized depreciation	(4,289,910)

Net unrealized depreciation	$(2,388,033)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	The rights may be exercised until 4/03/09.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds TempFund	—	$138
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,651,156)	$4,910
BlackRock Liquidity Series, LLC Money Market Series	—	$144

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)

AUD	833,000	USD	545,997	Citibank NA	4/15/09	$32,527
CAD	308,000	USD	242,636	Deutsche Bank AG	4/15/09	1,661
CHF	404,000	USD	357,789	Citibank NA	4/15/09	(2,765)
CHF	119,000	USD	105,605	Deutsche Bank AG	4/15/09	(1,031)
EUR	850,000	USD	1,111,661	Deutsche Bank AG	4/15/09	17,577
EUR	411,000	USD	537,191	Citibank NA	4/15/09	8,828

6

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

						Unrealized
	Currency		Currency		Settlement	Appreciation
	Purchased		Sold	Counterparty	Date	(Depreciation)

GBP	1,053,000	USD	1,533,959	Deutsche Bank AG	4/15/09	$(23,023)
JPY	77,249,000	USD	791,045	Citibank NA	4/15/09	(10,480)
JPY	4,220,000	USD	47,636	Deutsche Bank AG	4/15/09	(4,995)
JPY	20,514,000	USD	231,605	UBS AG	4/15/09	(24,320)
NOK	721,000	USD	106,232	Citibank NA	4/15/09	962
USD	306,698	CAD	375,000	UBS AG	4/15/09	9,258
USD	85,574	EUR	63,000	Citibank NA	4/15/09	1,878
USD	192,327	GBP	133,000	Citibank NA	4/15/09	1,487
USD	162,234	GBP	115,000	Deutsche Bank AG	4/15/09	(2,778)
USD	60,784	GBP	42,000	Barclays Plc	4/15/09	519
USD	448,800	NOK	3,244,000	Citibank NA	4/15/09	(33,500)
USD	48,965	SEK	411,000	UBS AG	4/15/09	(1,031)
USD	461,501	SGD	690,000	UBS AG	4/15/09	8,043
CAD	193,000	USD	157,472	Deutsche Bank AG	6/10/09	(4,280)
GBP	53,000	USD	76,533	Deutsche Bank AG	6/10/09	(469)
HKD	2,651,000	USD	342,236	Deutsche Bank AG	6/10/09	(44)
SEK	1,233,000	USD	145,949	Citibank NA	6/10/09	4,119
USD	202,308	AUD	292,000	Citibank NA	6/10/09	228
USD	81,518	CHF	94,000	Citibank NA	6/10/09	(1,192)
USD	292,986	EUR	216,000	Deutsche Bank AG	6/10/09	5,986
USD	109,072	EUR	82,000	Citibank NA	6/10/09	118
USD	409,949	GBP	282,000	Citibank NA	6/10/09	5,226
USD	292,806	JPY	28,711,000	Citibank NA	6/10/09	2,426
USD	28,068	SGD	43,000	Citibank NA	6/10/09	(179)
USD	70,998	ZAR	679,000	Bank of New York	6/10/09	404
USD	89,475	ZAR	865,000	Citibank NA	6/10/09	(457)
USD	28,179	ZAR	276,000	Deutsche Bank AG	6/10/09	(516)

Total						$(9,813)

•	Currency Abbreviations:

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

7

BlackRock Variable Series Funds, Inc. — BlackRock Global Growth V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$21,832,399	—	—
Level 2	16,771,133	$101,247	$(111,060)
Level 3	—	—	—

Total	$38,603,532	$101,247	$(111,060)

*	Other financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

8

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)	Value

	Carrington Mortgage Loan Trust Series 2006-NC1 Class A2, 0.682%, 1/25/36 (a)	$4,767	$4,426,577
	IXIS Real Estate Capital Trust Series 2006-HE3 Class A1, 0.572%, 1/25/37 (a)	62	61,215

	Total Asset-Backed Securities - 1.9%		4,487,792

	U.S. Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.50%, 4/15/24 - 4/15/39 (b)(c)	71,135	72,815,593
	5.00%, 2/01/19 - 4/15/39 (d)	129,047	133,417,943
	5.087%, 11/01/35 (c)	3,126	3,213,326
	5.212%, 9/01/38 (d)	2,939	3,026,349
	5.50%, 4/15/39 - 5/15/39 (b)	13,700	14,212,524
	5.515%, 11/01/38	1	161
	6.00%, 6/01/37 - 4/15/39 (b)	20,584	21,522,374
	6.50%, 4/15/39 (b)	8,700	9,162,188
	7.50%, 5/01/32 (d)	351	378,033
	8.00%, 1/01/31-11/01/32	2	2,677
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 3/01/39 - 4/01/39 (c)	8,735	8,925,615
	5.00%, 9/01/33 - 4/15/39 (b)(d)	7,531	7,781,525
	5.321%, 11/01/38	50	51,079
	5.50%, 5/01/38 - 8/01/38 (c)(d)	14,709	15,278,545
	5.731%, 2/01/37	2,867	2,976,230
	6.00%, 4/15/24 (b)	2,000	2,094,376
	6.273%, 2/01/37	2,047	2,128,393
	7.50%, 8/01/29 - 9/01/31	7	7,825
	8.00%, 12/01/29 - 7/01/30	229	250,204
	Ginnie Mae MBS Certificates:
	4.50%, 4/15/39 - 5/15/39 (b)	24,799	25,323,119
	5.50%, 5/01/37 - 5/15/39 (b)	12,299	12,763,588
	6.00%, 5/21/38 - 5/15/39 (b)	4,400	4,581,438
	6.50%, 4/15/39 (b)	9,000	9,441,558

	Total U.S. Government Agency Mortgage-Backed Securities - 147.0%		349,354,663

	U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 10.8%	Fannie Mae Trust Series 2005-85 Class SC, 6.111%, 10/25/35 (e)	2,959	228,904
	Fannie Mae Trust Series 2006-M2 Class A2A, 5.271%, 10/25/32 (a)	3,425	3,668,689
	Fannie Mae Trust Series 2007-32 Class SG, 5.711%, 4/25/37 (e)	3,486	245,781
	Fannie Mae Trust Series 2009-3 Class SE, 5.07%, 1/25/37 (e)	5,779	344,978

1

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	U.S. Government Agency Mortgage-Backed Securities	(000)	Value

Collateralized Mortgage Obligations	Freddie Mac Multiclass Certificates Series 2971 Class GD, 5%, 5/15/20	$2,850	$2,988,839
	Freddie Mac Multiclass Certificates Series 3042 Class EA, 4.50%, 9/15/35	3,762	3,761,942
	Freddie Mac Multiclass Certificates Series 3502 Class DL, 5.70%, 1/15/39 (e)	6,790	421,318
	Ginnie Mae Trust Series 2002-83 Class IO, 1.574%, 10/16/42 (a)(e)	41,257	873,683
	Ginnie Mae Trust Series 2003-17 Class IO, 1.24%, 3/16/43 (a)(e)	70,829	1,997,680
	Ginnie Mae Trust Series 2003-109 Class IO, 1.098%, 11/16/43 (a)(e)	37,346	1,181,424
	Ginnie Mae Trust Series 2004-9 Class IO, 1.383%, 3/16/34 (a)(e)	21,043	630,575
	Ginnie Mae Trust Series 2004-43 Class Z, 4.50%, 6/16/44 (a)	4,028	3,152,226
	Ginnie Mae Trust Series 2004-45 Class Z, 5.685%, 6/16/45 (a)	4,270	4,388,904
	Ginnie Mae Trust Series 2004-77 Class IO, 1.065%, 9/16/44 (a)(e)	47,962	1,487,337
	Ginnie Mae Trust Series 2007-53 Class SE, 6.03%, 9/20/37 (a)(e)	1,906	124,470
	Ginnie Mae Trust Series 2007-59 Class SD, 6%, 10/20/37 (a)(e)	3,844	264,609

	Total U.S. Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 10.8%		25,761,359

	Non-U.S. Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 1.6%	Countrywide Alternative Loan Trust Series 2008-2R Class 3A1, 6%, 8/25/37	1,734	1,030,930
	Countrywide Alternative Loan Trust Series 2008-2R Class 4A1, 6.25%, 8/25/37	3,215	2,027,478
	Residential Funding Mortgage Securities I Series 2007-S2 Class A3, 6%, 2/25/37	957	718,016

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 1.6%		3,776,424

	U.S. Government Obligations

	U.S. Treasury Notes, 3.375%, 6/30/13	200	216,203
	U.S. Treasury Notes, 1.75%, 3/31/14	28,000	28,096,264
	U.S. Treasury Notes, 2.75%, 2/15/19	22,600	22,723,622

	Total U.S. Government Obligations - 21.5%		51,036,089

	Total Long-Term Investments (Cost - $430,389,639) - 182.8%		434,416,327

2

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Short-Term Securities	(000)	Value

US Government Obligations	U.S. Treasury Bills, 0.17%, 5/14/09	$12,000	$11,997,636

		Shares

	BlackRock Liquidity Funds, TempFund, 0.646% (f)(g)	55,917,626	55,917,626

	Total Short-Term Securities (Cost - $67,915,197) - 28.6%		67,915,262

	Options Purchased	Contracts

Over-the-Counter Put Swaptions	Pay a fixed rate of 3.55% and receive a floating rate based on 3-month LIBOR, expiring May 2009, Broker Citibank NA	15 (h)	40,485

	Total Options Purchased (Cost - $342,750) - 0.0%		40,485

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $498,647,586*) - 211.4%		502,372,074

	Par
TBA Sale Commitments	(000)

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 4/15/24 - 4/15/39	$(58,800)	$(60,148,500)
5%, 2/01/19 - 4/15/39	(85,232)	(87,971,025)
5.50%, 4/15/39 - 5/15/39	(11,500)	(11,934,838)
6%, 6/01/37 - 4/15/39	(20,500)	(21,409,687)
Freddie Mac Mortgage Participation Certificates, 4.50%, 3/01/39 - 4/01/39	(8,700)	(8,879,438)
Freddie Mac Mortgage Participation Certificates, 5.50%, 4/15/39 - 5/15/39	(8,700)	(9,026,250)
Ginnie Mae MBS Certificates, 4.50%, 4/15/39 - 5/15/39	(12,400)	(12,682,869)
Ginnie Mae MBS Certificates, 6.50%, 4/15/39	(8,700)	(9,126,839)

Total TBA Sale Commitments (Proceeds - $219,738,186) - (93.1)%		(221,179,446)

	Options Written	Contracts

Exchange Traded Put Options	U.S. Treasury Bonds, expiring May 2009 at USD 118.5	185		(34,688)

Over-the-Counter Call Swaptions	Pay a fixed rate of 4.80% and receive a floating
	rate based on 3-month LIBOR, expiring October
	2009, Broker Deutsche Bank AG	33	(h)	(5,116,419)
	Pay a fixed rated of 3.29% and receive a floating
	rate based on 3-month LIBOR, expiring January
	2011, Broker Credit Suisse International	4	(h)	(177,640)
	Pay a fixed rate of 3.425% and receive a floating
	rate based on 3-month USD LIBOR, expiring March
	2011, Broker JPMorgan Chase Bank	3	(h)	(149,154)

				(5,443,213)

3

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Written	Contracts (h)	Value

Over-the-Counter Put Swaptions	Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker Deutsche Bank AG	33	$(51,084)
	Pay a fixed rate of 3.29% and receive a floating rate based on 3-month LIBOR, expiring January 2011, Broker Credit Suisse International	4	(203,128)
	Receive a fixed rate of 3.425% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker JPMorgan Chase Bank	3	(147,276)

			(401,488)

	Total Options Written (Premiums Received - $3,976,713) - (2.5)%		(5,879,389)

	Total Investments, Net of TBA Sale Commitments and Options Written (Cost - $274,932,687) - 115.8%		275,313,239
	Liabilities in Excess of Other Assets - (15.8)%		(37,619,785)

	Net Assets - 100.0%		$237,693,454

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$498,760,877

Gross unrealized appreciation	$6,381,961
Gross unrealized depreciation	(2,770,764)

Net unrealized appreciation	$3,611,197

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)

Bank of America NA	$3,929,560	$102,951
Barclays Capital Plc	$(20,325,063)	$(8,925)
Citigroup NA	$(22,147,668)	$(286,882)
Credit Suisse International	$36,901,905	$184,108
Deutsche Bank AG	$9,696,842	$112,473
Goldman Sachs Bank USA	$8,997,812	$130,849
Greenwich Capital	$(4,024,313)	$(37,923)
Morgan Stanley Capital Services, Inc.	$(14,524,750)	$(107,538)
JPMorgan Chase Bank	$(20,115,312)	$(297,073)
UBS AG	$12,640,250	$48,438
(c)	All or a portion of security have been pledged as collateral in connection with open financial futures contracts.

(d)	All or a portion of security have been pledged as collateral in connection with swaps.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

4

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	(24,982,374)	$186,348
BlackRock Liquidity Series LLC Cash Sweep Series	$(60,097,498)	$47,936
(g)	Represents the current yield as of report date.

(h)	One contract represents a notional amount of $1,000,000.
•	Financial futures contracts purchased as of March 31, 2009 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

908	10-Year U.S. Treasury Bond	June 2009	$112,863,125	$(200,188)
4	Eurodollar Futures	March 2010	$985,912	1,088
2	Eurodollar Futures	June 2010	$492,156	569
2	Eurodollar Futures	September 2010	$491,306	619
2	Eurodollar Futures	December 2010	$490,206	694
1	Eurodollar Futures	March 2012	$242,916	297

Total				$(196,921)

•	Financial futures contracts sold as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

275	2-Year U.S. Treasury Bond	June 2009	$59,820,765	$(99,157)
476	5-Year U.S. Treasury Bond	June 2009	$56,309,176	(223,262)
20	Eurodollar Futures	June 2009	$4,936,289	(8,711)
20	Eurodollar Futures	September 2009	$4,933,164	(12,086)
3	Eurodollar Futures	December 2009	$738,291	(2,372)
9	Eurodollar Futures	March 2011	$2,192,563	(13,112)
10	Eurodollar Futures	June 2011	$2,431,912	(13,963)
10	Eurodollar Futures	September 2011	$2,427,961	(13,039)
10	Eurodollar Futures	December 2011	$2,424,175	(11,450)

Total				$(397,152)

•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

					Notional	Unrealized
Fixed				Expiration	Amount	Appreciation
Rate		Floating Rate	Counterparty	Date	(000)	(Depreciation)

4.95	% (a)	3-month LIBOR	Deutsche Bank AG	August 2009	$101,000	$(1,576,930)
2.33552	% (a)	3-month LIBOR	Citibank NA	March 2010	$75,400	846,109
2.6475	% (a)	3-month LIBOR	Credit Suisse International	March 2010	$303,000	415,445
3.16	% (a)	3-month LIBOR	Citibank NA	May 2010	$65,400	(1,397,838)
3.325	% (a)	3-month LIBOR	Citibank NA	June 2010	$41,400	(1,028,864)
3.2675	% (a)	3-month LIBOR	Citibank NA	June 2010	$29,600	712,319
3.2225	% (a)	3-month LIBOR	JPMorgan Chase Bank NA	September 2010	$62,500	(1,745,913)
5.218	% (a)	3-month LIBOR	JPMorgan Chase Bank NA	January 2011	$51,575	3,579,114

5

BlackRock Variable Series Funds, Inc. — BlackRock Government Income V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

					Notional	Unrealized
Fixed				Expiration	Amount	Appreciation
Rate		Floating Rate	Counterparty	Date	(000)	(Depreciation)

2.585	% (a)	3-month LIBOR	Citibank NA	March 2013	$71,000	$973,151
2.66	% (a)	3-month LIBOR	Morgan Stanley & Co. International Ltd.	December 2013	$43,000	969,400
2.32719	% (a)	3-month LIBOR	Deutsche Bank AG	March 2014	$30,800	(158,182)
5.7125	% (a)	3-month LIBOR	Deutsche Bank AG	July 2017	$28,000	(6,293,194)
4.3275	% (a)	3-month LIBOR	JPMorgan Chase Bank NA	September 2018	$35,200	4,424,411
3.32	% (a)	3-month LIBOR	Citibank NA	March 2019	$6,300	247,637
3.07579	% (a)	3-month LIBOR	Goldman Sachs Bank USA	March 2019	$10,800	190,232
3.10135	% (a)	3-month LIBOR	Deutsche Bank AG	March 2019	$2,200	43,682
2.9164	% (a)	3-month LIBOR	Deutsche Bank AG	April 2019	$13,800	(13,463)

Total						$187,116

(a)	Trust pays floating interest rate and receives fixed rate.
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	$55,917,626	—	$3,267	$(632,028)
Level 2	446,413,963	$(221,179,446)	12,441,985	(18,059,085)
Level 3	—	—	—	—

Total	$502,331,589	$(221,179,446)	$12,445,252	$(18,691,113)

**	Other financial instruments are swaps, futures and options. Swaps and futures are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

6

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Aerospace & Defense - 1.1%	L-3 Communications Corp., 5.875%, 1/15/15	USD	65	$60,287
	L-3 Communications Corp. Series B, 6.375%, 10/15/15		1,025	966,062

				1,026,349

Airlines - 0.6%	Continental Airlines, Inc. Series 2001-1-C, 7.033%, 12/15/12		725	543,571
	UAL Corp., 4.50%, 6/30/21 (a)		175	56,945

				600,516

Auto Components - 1.4%	Allison Transmission, Inc., 11%, 11/01/15 (b)		675	320,625
	Allison Transmission, Inc., 11.25%, 11/01/15 (b)(c)		395	150,100
	The Goodyear Tire & Rubber Co., 6.318%, 12/01/09 (d)		150	143,250
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11		450	369,000
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11		369	306,270
	Lear Corp., 8.50%, 12/01/13		45	10,125
	Lear Corp., 8.75%, 12/01/16		180	36,900

				1,336,270

Automobiles - 0.2%	Ford Motor Co., 8.90%, 1/15/32		700	211,750

Beverages - 0.5%	Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (b)		440	438,724

Building Products - 0.8%	Building Materials Corp. of America, 7.75%, 8/01/14		140	96,250
	CPG International I, Inc., 10.50%, 7/01/13		600	282,000
	Momentive Performance Materials, Inc., 11.50%, 12/01/16		590	110,625
	Ply Gem Industries, Inc., 11.75%, 6/15/13		710	315,950

				804,825

Capital Markets - 0.5%	E*Trade Financial Corp., 12.50%, 11/30/17		75	34,125
	E*Trade Financial Corp., 12.50%, 11/30/17 (b)		1,041	473,769

				507,894

Chemicals - 1.5%	American Pacific Corp., 9%, 2/01/15		435	371,925
	CII Carbon LLC, 11.125%, 11/15/15 (b)		320	188,800
	Innophos, Inc., 8.875%, 8/15/14		510	418,200
	MacDermid, Inc., 9.50%, 4/15/17 (b)		600	207,000
	Terra Capital, Inc. Series B, 7%, 2/01/17		240	220,800

				1,406,725

Commercial Services & Supplies - 5.2%	ARAMARK Corp., 4.67%, 2/01/15 (d)		365	278,312
	ARAMARK Corp., 8.50%, 2/01/15		180	165,600
	Allied Waste North America, Inc., 6.375%, 4/15/11		170	168,300
	Allied Waste North America, Inc., 7.875%, 4/15/13		325	323,375
	Corrections Corp. of America, 7.50%, 5/01/11		725	726,812
	Corrections Corp. of America, 6.75%, 1/31/14		325	311,187

1

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	DI Finance Series B, 9.50%, 2/15/13	USD	366	$344,955
	The Geo Group, Inc., 8.25%, 7/15/13		1,535	1,423,712
	Mobile Services Group, Inc., 9.75%, 8/01/14		450	334,125
	US Investigations Services, Inc., 10.50%, 11/01/15 (b)		400	305,000
	Waste Management, Inc., 7.375%, 3/11/19		190	193,786
	West Corp., 11%, 10/15/16		520	345,800

				4,920,964

Construction & Engineering - 0.4%	Dycom Industries, Inc., 8.125%, 10/15/15		505	398,950

Construction Materials - 0.4%	Nortek, Inc., 10%, 12/01/13		580	242,150
	Texas Industries, Inc., 7.25%, 7/15/13		150	113,250

				355,400

Consumer Finance - 0.1%	Inmarsat Finance Plc, 7.625%, 6/30/12		60	58,275

Containers & Packaging - 3.7%	Berry Plastics Corp., 5.881%, 2/15/15 (d)		880	638,000
	Berry Plastics Holding Corp., 8.875%, 9/15/14		20	11,200
	Cascades, Inc., 7.25%, 2/15/13		750	418,125
	Graphic Packaging International Corp., 8.50%, 8/15/11		520	449,800
	Graphic Packaging International Corp., 9.50%, 8/15/13		300	214,500
	Impress Holdings BV, 4.256%, 9/15/13 (b)(d)		1,290	972,337
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		125	125,625
	Packaging Dynamics Finance Corp., 10%, 5/01/16 (b)		395	166,888
	Pregis Corp., 12.375%, 10/15/13		680	300,900
	Rock-Tenn Co., 5.625%, 3/15/13		230	202,400
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17 (e)(f)		145	17,400

				3,517,175

Diversified Financial Services - 3.5%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		280	261,100
	Ford Motor Credit Co. LLC, 2.701%, 1/15/10 (d)		600	489,000
	Ford Motor Credit Co. LLC, 5.70%, 1/15/10		1,480	1,267,710
	GMAC LLC, 3.461%, 12/01/14 (b)(d)		301	150,500
	GMAC LLC, 6.75%, 12/01/14 (b)		90	52,303
	GMAC LLC, 8%, 11/01/31 (b)		560	269,450
	Leucadia National Corp., 8.125%, 9/15/15		850	672,563
	Southern Star Central Corp., 6.75%, 3/01/16 (b)		240	200,400

				3,363,026

Diversified Telecommunication Services - 5.1%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12		425	246,500
	Cincinnati Bell, Inc., 7.25%, 7/15/13		315	300,825
	Citizens Communications Co., 6.25%, 1/15/13		80	72,500
	Qwest Communications International, Inc., 7.50%, 2/15/14		155	134,075

2

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Qwest Communications International, Inc., 3.50%, 11/15/25 (a)	USD	395	$364,388
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		955	826,075
	Qwest Corp., 4.57%, 6/15/13 (d)		750	643,125
	Qwest Corp., 7.50%, 6/15/23		220	166,100
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		1,275	1,262,250
	Windstream Corp., 8.125%, 8/01/13		280	275,800
	Windstream Corp., 8.625%, 8/01/16		570	560,025

				4,851,663

Electric Utilities - 2.4%	Elwood Energy LLC, 8.159%, 7/05/26		155	117,879
	Entergy Texas, Inc., 7.125%, 2/01/19		220	215,075
	FPL Energy National Wind Portfolio, LLC, 6.125%, 3/25/19 (b)		357	314,981
	IPALCO Enterprises, Inc., 8.625%, 11/14/11		200	191,000
	IPALCO Enterprises, Inc., 7.25%, 4/01/16 (b)		200	177,000
	NSG Holdings LLC, 7.75%, 12/15/25 (b)		880	695,200
	Tenaska Alabama Partners LP, 7%, 6/30/21 (b)		666	513,853

				2,224,988

Electrical Equipment - 0.0%	UCAR Finance, Inc., 10.25%, 2/15/12		48	43,440

Electronic Equipment & Instruments - 0.1%	Sanmina-SCI Corp., 8.125%, 3/01/16		215	75,250

Energy Equipment & Services - 1.1%	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		850	650,250
	North American Energy Partners, Inc., 8.75%, 12/01/11		260	189,800
	Transocean, Inc. Series A, 1.625%, 12/15/37 (a)		200	183,750

				1,023,800

Food & Staples Retailing - 0.3%	Rite Aid Corp., 7.50%, 3/01/17		550	283,250

Food Products - 0.5%	Smithfield Foods, Inc., 7.75%, 7/01/17		150	93,000
	Tyson Foods, Inc., 10.50%, 3/01/14 (b)		330	336,600

				429,600

Health Care Equipment & Supplies - 2.1%	Biomet, Inc., 10%, 10/15/17		280	277,200
	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15		420	100,800
	DJO Finance LLC, 10.875%, 11/15/14		1,430	1,061,775
	DJO Finance LLC, 11.75%, 11/15/14		55	33,825
	Hologic, Inc., 2%, 12/15/37 (a)(g)		710	484,575

				1,958,175

Health Care Providers & Services - 1.5%	Community Health Systems, Inc. Series WI, 8.875%, 7/15/15		210	198,450
	Tenet Healthcare Corp., 9%, 5/01/15 (b)		575	554,875
	Tenet Healthcare Corp., 10%, 5/01/18 (b)		525	507,938
	Viant Holdings, Inc., 10.125%, 7/15/17 (b)		251	122,990

				1,384,253

3

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Hotels, Restaurants & Leisure - 2.8%	American Real Estate Partners LP, 7.125%, 2/15/13	USD	1,770	$1,407,150
	CCM Merger, Inc., 8%, 8/01/13 (b)		355	145,550
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (b)		340	244,800
	Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		321	16,050
	HRP Myrtle Beach Operations LLC, 0%, 4/01/12 (b)(e)(f)		750	7,500
	Harrah’s Operating Co., Inc., 10%, 12/15/15 (b)		40	12,400
	Harrah’s Operating Co., Inc., 10.75%, 2/01/16		96	18,240
	Harrah’s Operating Co., Inc., 10.75%, 2/01/18 (c)		1,551	174,392
	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)		433	129,900
	Scientific Games Corp., 0.75%, 12/01/24 (a)(h)		90	82,125
	Snoqualmie Entertainment Authority, 5.384%, 2/01/14 (b)(d)		170	42,500
	Travelport LLC, 5.886%, 9/01/14 (d)		150	48,000
	Tropicana Entertainment LLC Series WI, 9.625%, 12/15/14 (e)(f)		95	238
	Virgin River Casino Corp., 9%, 1/15/12 (e)(f)		300	30,000
	Waterford Gaming LLC, 8.625%, 9/15/14 (b)		454	272,400

				2,631,245

Household Durables - 1.1%	Ashton Woods USA LLC, 16.064%, 2/24/12 (b)(h)		497	178,776
	Centex Corp., 4.55%, 11/01/10		40	36,400
	Jarden Corp., 7.50%, 5/01/17		610	491,050
	KB Home, 6.375%, 8/15/11		345	310,500
	Stanley-Martin Communities LLC, 9.75%, 8/15/15		225	67,500

				1,084,226

IT Services - 1.1%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)		580	409,625
	First Data Corp., 9.875%, 9/24/15		675	394,875
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (b)		230	201,250

				1,005,750

Independent Power Producers & Energy Traders - 4.8%	AES Eastern Energy LP Series 1999-A, 9%, 1/02/17		1,283	1,167,797
	AES Gener SA, 7.50%, 3/25/14		500	513,967
	Dynegy Holdings, Inc., 8.375%, 5/01/16		135	91,462
	Dynegy Holdings, Inc., 7.75%, 6/01/19		370	240,500
	Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		725	306,312
	NRG Energy, Inc., 7.25%, 2/01/14		750	705,000
	NRG Energy, Inc., 7.375%, 2/01/16		1,440	1,339,200
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (c)		385	144,375

				4,508,613

Industrial Conglomerates - 0.7%	Icahn Enterprises LP, 4%, 8/15/13 (a)(d)		155	79,996

4

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Sequa Corp., 11.75%, 12/01/15 (b)	USD	750	$112,500
	Sequa Corp., 13.50%, 12/01/15 (b)(c)		1,270	169,762
	Tyco International Finance SA, 8.50%, 1/15/19		295	304,495

				666,753

Insurance - 0.1%	USI Holdings Corp., 5.113%, 11/15/14 (b)(d)		220	103,400

Leisure Equipment & Products - 0.1%	True Temper Sports, Inc., 8.375%, 9/15/11 (e)(f)		975	136,500

Machinery - 1.2%	American Railcar Industries, Inc., 7.50%, 3/01/14		105	72,975
	ESCO Corp., 8.625%, 12/15/13 (b)		410	311,600
	Ingersoll-Rand Co. Ltd., 4.50%, 4/15/12		45	45,000
	Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		360	359,971
	RBS Global, Inc., 8.875%, 9/01/16		175	131,250
	Titan International, Inc., 8%, 1/15/12		310	241,800

				1,162,596

Marine - 0.1%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		157	89,490

Media - 8.2%	Affinion Group, Inc., 10.125%, 10/15/13		700	532,000
	CCO Holdings LLC, 8.75%, 11/15/13		540	450,900
	CMP Susquehanna Corp., 9.875%, 5/15/14		750	28,125
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		230	226,550
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (e)(f)		315	283,500
	Charter Communications Holdings II, LLC Series B, 10.25%, 9/15/10 (e)(f)		120	106,800
	Charter Communications Operating, LLC, 8.375%, 4/30/14 (b)(e)(f)		30	26,400
	Charter Communications Operating LLC, 10.875%, 9/15/14 (b)(e)(f)		80	77,600
	Cox Communications, Inc., 8.375%, 3/01/39 (b)		675	633,319
	DIRECTV Holdings LLC, 8.375%, 3/15/13		380	384,275
	EchoStar DBS Corp., 7%, 10/01/13		810	751,275
	Harland Clarke Holdings Corp., 5.984%, 5/15/15 (d)		140	49,000
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		160	70,600
	Intelsat Corp., 9.25%, 6/15/16 (b)		270	249,750
	Intelsat Subsidiary Holding Co. Ltd., 8.50%, 1/15/13 (b)		220	207,350
	Intelsat Subsidiary Holding Co. Ltd., 8.875%, 1/15/15 (b)		160	148,400
	Lamar Advertising Co. Series B, 2.875%, 12/31/10 (a)		220	201,575
	Mediacom Broadband LLC, 8.50%, 10/15/15		310	279,000
	Mediacom LLC, 9.50%, 1/15/13		50	46,750

5

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	NTL Cable Plc, 8.75%, 4/15/14	USD	125	$118,125
	Network Communications, Inc., 10.75%, 12/01/13		50	7,063
	Nielsen Finance LLC, 11.625%, 2/01/14 (b)		260	234,325
	Nielsen Finance LLC, 10%, 8/01/14		1,035	890,100
	Nielsen Finance LLC, 20.09%, 8/01/16 (h)		40	16,600
	ProtoStar I Ltd., 18%, 10/15/12 (a)(b)		599	329,611
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		2,240	1,148,000
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		445	239,188

				7,736,181

Metals & Mining - 4.7%	Aleris International, Inc., 9%, 12/15/14 (e)(f)		410	246
	Aleris International, Inc., 10%, 12/15/16 (e)(f)		375	262
	BHP Billiton Finance USA Ltd., 6.50%, 4/01/19		590	597,753
	Barrick Gold Corp., 6.95%, 4/01/19		265	266,209
	Drummond Co., Inc., 7.375%, 2/15/16 (b)		290	188,500
	Evraz Group SA, 8.875%, 4/24/13 (b)		400	254,000
	Evraz Group SA, 9.50%, 4/24/18 (b)		275	152,625
	FMG Finance Property Ltd., 10.625%, 9/01/16 (b)		320	268,800
	Foundation PA Coal Co., 7.25%, 8/01/14		1,400	1,270,500
	Freeport-McMoRan Copper & Gold, Inc., 4.995%, 4/01/15 (d)		295	242,637
	Novelis, Inc., 7.25%, 2/15/15		1,000	400,000
	Ryerson, Inc., 8.545%, 11/01/14		200	103,500
	Ryerson, Inc., 12%, 11/01/15		40	22,700
	Steel Dynamics, Inc., 7.375%, 11/01/12		570	444,600
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		335	211,050

				4,423,382

Multiline Retail - 0.7%	Dollar General Corp., 10.625%, 7/15/15		660	658,350

Oil, Gas & Consumable Fuels - 14.2%	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		990	722,700
	Atlas Pipeline Partners LP, 8.75%, 6/15/18		380	212,800
	Berry Petroleum Co., 8.25%, 11/01/16		525	288,750
	Chesapeake Energy Corp., 9.50%, 2/15/15		1,240	1,205,900
	Chesapeake Energy Corp., 6.375%, 6/15/15		190	160,075
	Chesapeake Energy Corp., 7.25%, 12/15/18		605	496,856
	Chesapeake Energy Corp., 2.25%, 12/15/38 (a)		400	206,000
	Cimarex Energy Co., 7.125%, 5/01/17		420	338,100
	Compton Petroleum Finance Corp., 7.625%, 12/01/13		350	110,250
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		700	220,500
	Corral Finans AB, 6.131%, 4/15/10 (b)(c)		329	165,496
	Denbury Resources, Inc., 7.50%, 12/15/15		250	217,500
	Denbury Resources, Inc., 9.75%, 3/01/16		400	386,000
	El Paso Corp., 8.25%, 2/15/16		345	322,575
	Encore Acquisition Co., 6.25%, 4/15/14		700	546,000

6

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Forest Oil Corp., 8.50%, 2/15/14 (b)	USD	815	$755,912
	Forest Oil Corp., 7.25%, 6/15/19 (b)		950	750,500
	Hess Corp., 8.125%, 2/15/19		405	417,502
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		425	405,875
	Marathon Oil Corp., 7.50%, 2/15/19		240	241,797
	Massey Energy Co., 3.25%, 8/01/15 (a)		770	471,625
	Newfield Exploration Co., 6.625%, 4/15/16		180	161,100
	Newfield Exploration Co., 7.125%, 5/15/18		100	88,500
	OPTI Canada, Inc., 7.875%, 12/15/14		280	122,500
	OPTI Canada, Inc., 8.25%, 12/15/14		1,150	514,625
	Peabody Energy Corp., 7.375%, 11/01/16		80	79,200
	PetroHawk Energy Corp., 10.50%, 8/01/14 (b)		345	343,275
	PetroHawk Energy Corp., 7.875%, 6/01/15 (b)		225	198,000
	Range Resources Corp., 6.375%, 3/15/15		750	665,625
	Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		475	359,813
	Sabine Pass LNG LP, 7.50%, 11/30/16		165	110,550
	SandRidge Energy, Inc., 8.625%, 4/01/15 (c)		305	198,250
	SandRidge Energy, Inc., 8%, 6/01/18 (b)		525	385,875
	Southwestern Energy Co., 7.50%, 2/01/18 (b)		125	120,625
	Stone Energy Corp., 6.75%, 12/15/14		600	237,000
	Swift Energy Co., 7.125%, 6/01/17		500	290,000
	Tennessee Gas Pipeline Co., 8%, 2/01/16 (b)		310	310,000
	Whiting Petroleum Corp., 7.25%, 5/01/13		300	235,500
	Williams Cos., Inc., 8.75%, 1/15/20 (b)		305	303,475

				13,366,626

Paper & Forest Products - 2.2%	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (b)(c)		447	117,109
	Boise Cascade LLC, 7.125%, 10/15/14		195	79,950
	Bowater, Inc., 9%, 8/01/09		585	146,250
	Georgia-Pacific Corp., 8.125%, 5/15/11		200	198,750
	NewPage Corp., 10%, 5/01/12		2,030	705,425
	Norske Skog Canada Ltd. Series D, 8.625%, 6/15/11		305	139,538
	Verso Paper Holdings LLC Series B, 4.92%, 8/01/14 (d)		630	182,700
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14		1,125	421,875
	Verso Paper Holdings LLC Series B, 11.375%, 8/01/16		335	78,725

				2,070,322

Pharmaceuticals - 0.9%	Angiotech Pharmaceuticals, Inc., 5.011%, 12/01/13 (d)		1,180	767,000
	Elan Finance Plc, 8.875%, 12/01/13		75	60,000

				827,000

7

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Real Estate Investment Trusts (REITs) - 0.4%	FelCor Lodging LP, 8.50%, 6/01/11	USD	314	$188,400
	HCP, Inc., 5.65%, 12/15/13		205	154,310

				342,710

Real Estate Management & Development - 0.5%	Forest City Enterprises, Inc., 7.625%, 6/01/15		650	279,500
	Realogy Corp., 10.50%, 4/15/14		450	126,000
	Realogy Corp., 12.375%, 4/15/15		306	52,020

				457,520

Road & Rail - 0.3%	CSX Corp., 7.375%, 2/01/19		310	287,197

Semiconductors & Semiconductor Equipment - 0.1%	Spansion, Inc., 4.386%, 6/01/13 (b)(e)(f)		480	108,000
	Teradynce, Inc., 4.50%, 3/15/14 (a)		20	20,000

				128,000

Software - 0.0%	BMS Holdings, Inc., 9.224%, 2/15/12 (b)(c)(d)		226	30,113

Specialty Retail - 2.0%	Asbury Automotive Group, Inc., 8%, 3/15/14		850	412,250
	General Nutrition Centers, Inc., 6.404%, 3/15/14 (d)		240	150,000
	General Nutrition Centers, Inc., 10.75%, 3/15/15		870	626,400
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(h)		300	155,625
	Michaels Stores, Inc., 10%, 11/01/14		180	84,825
	United Auto Group, Inc., 7.75%, 12/15/16		885	442,500

				1,871,600

Textiles, Apparel & Luxury Goods - 0.4%	Levi Strauss & Co., 8.875%, 4/01/16		550	426,250

Tobacco - 1.0%	Altria Group, Inc., 10.20%, 2/06/39		335	342,215
	Vector Group Ltd., 11%, 8/15/15		700	560,000

				902,215

Wireless Telecommunication Services - 7.7%	American Tower Corp., 5%, 2/15/10 (a)		235	235,000
	Centennial Communications Corp., 6.958%, 1/01/13 (d)		380	380,000
	Cricket Communications, Inc., 9.375%, 11/01/14		390	371,475
	Cricket Communications, Inc., 10%, 7/15/15 (b)		210	202,125
	Crown Castle International Corp., 9%, 1/15/15		150	150,375
	Digicel Group Ltd., 8.875%, 1/15/15 (b)		545	351,525
	Digicel Group Ltd., 9.125%, 1/15/15 (b)(c)		693	420,997
	FiberTower Corp., 9%, 11/15/12 (a)(b)		470	149,813
	iPCS, Inc., 3.295%, 5/01/13 (d)		795	596,250
	Leap Wireless International, Inc., 4.50%, 7/15/14 (a)(b)		150	111,375
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,430	1,387,100
	NII Holdings, Inc., 2.75%, 8/15/25 (a)		160	145,800
	Nextel Communications, Inc. Series D, 7.375%, 8/01/15		250	132,500
	Nextel Communications, Inc. Series E, 6.875%, 10/31/13		70	39,900

8

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Corporate Bonds	(000)		Value

	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (b)	USD	575	$537,625
	Sprint Capital Corp., 7.625%, 1/30/11		1,280	1,184,000
	Sprint Capital Corp., 6.875%, 11/15/28		240	146,400
	Sprint Nextel Corp., 1.632%, 6/28/10 (d)		300	277,632
	Verizon Wireless Capital LLC, 5.55%, 2/01/14 (b)		470	470,393

				7,290,285

	Total Corporate Bonds - 88.3%			83,427,586

	Non-US Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 1.9%	Crown Castle Towers LLC Series 2005-1A Class AFL, 0.831%, 6/15/35 (d)		1,000	910,000
	Crown Castle Towers LLC Series 2005-1A Class AFX, 4.643%, 6/15/35		280	267,400
	Global Signal Trust Series 2006-1 Class A2, 5.45%, 2/15/36		640	598,400

	Total Non-US Government Agency Mortgage-Backed Securities - 1.9%			1,775,800

Industry	Floating Rate Loan Interests

Auto Components - 0.6%	Allison Transmission, Inc. Term Loan, 3.21%, 8/07/14		490	323,229
	Dana Holding Corp. Term Advance, 7.25%, 1/31/15		795	180,106
	Delphi Corp. Initial Tranche Term Loan C, 10.50%, 6/30/09		136	18,962
	Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 6/30/09		14	1,931

				524,228

Chemicals - 0.6%	PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.68%, 7/30/15		1,250	437,500
	Solutia, Inc. Loan, 8.50%, 2/28/14		250	161,969

				599,469

Health Care Providers & Services - 0.9%	CHS/Community Health Systems, Inc. Delayed Draw Term Loan, 2.768%, 7/25/14		10	8,372
	CHS/Community Health Systems, Inc. Funded Term Loan, 2.768%, 7/25/14		190	164,107
	HCA, Inc. Tranche A-1 Term Loan, 3.47%, 11/17/12		777	668,848

				841,327

Hotels, Restaurants & Leisure - 0.2%	Travelport LLC (fka Travelport, Inc.) Loan, 8.018%, 3/27/12		1,306	248,158

Independent Power Producers & Energy Traders - 2.4%	Calpine Generating Co., LLC Second Priority Term Loan, 4.095%, 3/29/14		225	171,281
	Dynegy Holdings, Inc. Term L/C Facility Term Loan, 2.02%, 4/02/13		189	163,455

9

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	Dynegy Holdings, Inc. Tranche B Term Loan, 2.02%, 4/02/13	USD	11	$9,746
	NRG Energy, Inc. Credit-Linked Deposit, 2.72%, 2/01/13		82	73,754
	NRG Energy, Inc. Term Loan, 2.72%, 2/01/13		154	138,209
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-1 Term Loan, 4.018%, 10/10/14		119	78,107
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-2 Term Loan, 3.969%, 10/10/14		246	161,948
	Texas Competitive Electric Holdings Co., LLC (TXU) Initial Tranche B-3 Term Loan, 4.018%, 10/10/14		2,257	1,480,407

				2,276,907

Machinery - 0.4%	Navistar International Corp. Revolving Credit-Linked Deposit, 3.768%, 1/19/12		147	114,033
	Navistar International Corp. Term Advance, 3.768%, 1/19/12		403	313,592

				427,625

Media - 1.6%	HMH Publishing Co. Ltd. (fka Education Media) Mezzanine, 10.756%, 11/14/14		2,665	799,444
	HMH Publishing Co. Ltd. (fka Education Media) Tranche A Term Loan, 8.256%, 6/12/14		1,096	675,249

				1,474,693

Paper & Forest Products - 0.5%	Georgia-Pacific LLC Term B Loan, 2.518%, 12/20/12		499	438,852

Transportation Infrastructure - 0.7%	SBA Telecommunications Term Loan, 2.101%, 11/01/10		700	623,000

	Total Floating Rate Loan Interests - 7.9%			7,454,259

	Common Stocks		Shares

Capital Markets - 0.0%	E*Trade Financial Corp. (e)		47,436	60,718

Electrical Equipment - 0.0%	Medis Technologies Ltd. (e)		33,870	14,903

Oil, Gas & Consumable Fuels - 0.1%	EXCO Resources, Inc. (e)		9,289	92,890

Paper & Forest Products - 0.1%	Ainsworth Lumber Co. Ltd. (e)		53,062	32,406
	Ainsworth Lumber Co. Ltd. (b)(e)		59,550	36,445

				68,851

	Total Common Stocks - 0.2%			237,362

	Preferred Securities

		Par
	Capital Trusts	(000)

Diversified Financial Services - 0.6%	Citigroup, Inc. Series E, 8.40% (d)(e)(f)(j)	USD	950	536,883

	Total Capital Trusts - 0.6%			536,883

	Preferred Stock		Shares

Diversified Telecommunication Services - 0.0%	PTV, Inc. Series A, 10%		47	6

	Total Preferred Stocks - 0.0%			6

	Total Preferred Securities - 0.6%			536,889

10

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (k)	Shares	Value

Media - 0.0%	Virgin Media, Inc. (expires 1/10/11)	22,461	$876

	Total Warrants - 0.0%		876

	Total Long-Term Investments (Cost - $134,786,552) - 98.9%		93,432,772

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.646% (l)(m)	767,241	767,241

	Total Short-Term Securities (Cost - $767,241) - 0.8%		767,241

	Total Investments (Cost - $135,553,793*) - 99.7%		94,200,013
	Other Assets Less Liabilities - 0.3%		243,999

	Net Assets - 100.0%		$94,444,012

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$136,215,613

Gross unrealized appreciation	$636,778
Gross unrealized depreciation	(42,652,378)

Net unrealized depreciation	$(42,015,600)

(a)	Convertible security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step down bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a step up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield at report date.

(i)	Represents a step up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	767,241	$249
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,623,734)	$9,612
(m)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

11

BlackRock Variable Series Funds, Inc. — BlackRock High Income V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

				Settlement	Unrealized
Currency Purchased		Currency Sold	Counterparty	Date	Depreciation

USD	112,019	CAD 145,000	Citibank NA	6/10/09	$(3,074)

•	Currency Abbreviations: CAD Canadian Dollar USD US Dollar

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Level 1	$969,034
Level 2	88,039,631
Level 3	5,191,348

Total	$94,200,013

  The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Balance, as of January 1, 2009	$2,686,293
Accrued discounts/premiums	25,085
Realized gain (loss)	287
Change in unrealized appreciation (depreciation)	(1,215,708)
Net purchases (sales)	17,426
Net transfers in/out of Level 3	3,677,965

Balance, as of March 31, 2009	$5,191,348

12

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

Australia - 3.9%	Australia & New Zealand Banking Group Ltd.	91,979	$1,005,085
	BHP Billiton Ltd.	50,907	1,125,109
	Newcrest Mining Ltd.	63,046	1,451,283
	Octaviar Ltd. (a)	1,317,973	9
	Origin Energy Ltd.	36,680	377,370
	Telstra Corp. Ltd.	145,134	323,976

			4,282,832

Brazil - 2.9%	All America Latina Logistica SA	163,176	692,869
	Banco Bradesco SA (b)	110,821	1,097,128
	Companhia Vale do Rio Doce (Preference ‘A’ Shares) (b)	71,436	805,798
	Cyrela Brazil Realty SA	125,294	497,449

			3,093,244

China - 1.9%	China Coal Energy Co.	1,225,000	904,095
	Huaneng Power International, Inc.	1,706,000	1,142,821

			2,046,916

Finland - 2.0%	Fortum Oyj	61,011	1,162,115
	Sampo Oyj	64,274	947,745

			2,109,860

France - 9.7%	BNP Paribas SA	40,812	1,683,766
	Bouygues	64,979	2,322,030
	Sanofi-Aventis	60,698	3,406,450
	Total SA	63,623	3,146,127

			10,558,373

Germany - 8.0%	Allianz AG Registered Shares	19,657	1,645,345
	Bayer AG	42,157	2,014,119
	E.ON AG	71,008	1,969,348
	MAN AG	35,487	1,540,387
	Muenchener Rueckversicherungs AG Registered Shares	12,601	1,534,377

			8,703,576

Hong Kong - 3.8%	China Mobile Ltd.	84,000	731,717
	Henderson Land Development Co., Ltd.	299,000	1,140,140
	Hutchison Whampoa Ltd.	236,000	1,158,541
	Industrial and Commercial Bank of China Ltd.	2,132,000	1,108,047

			4,138,445

India - 0.9%	ICICI Bank Ltd. (b)	73,324	974,476

Italy - 2.3%	Eni SpA	130,675	2,530,166

Japan - 24.3%	Asahi Breweries Ltd.	89,000	1,067,487
	Daiichi Sankyo Co., Ltd.	48,700	818,795
	Daiwa Securities Group, Inc.	186,000	824,287
	Fuji Photo Film Co., Ltd.	49,800	1,096,168
	Honda Motor Co., Ltd.	108,000	2,571,023
	Japan Prime Realty Investment Corp.	213	395,813
	Japan Tobacco, Inc.	640	1,710,838
	KDDI Corp.	270	1,271,468
	Kyocera Corp.	8,700	580,717

1

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

	Mazda Motor Corp.	762,000	$1,291,768
	NOK Corp.	83,200	716,645
	Nintendo Co., Ltd.	7,100	2,076,976
	Nippon Sheet Glass Co., Ltd.	331,000	827,645
	Nippon Telegraph & Telephone Corp.	24,700	942,668
	Olympus Corp.	81,000	1,321,806
	Secom Co., Ltd.	30,800	1,140,356
	Shin-Etsu Chemical Co., Ltd.	15,300	751,694
	Sumitomo Corp.	123,100	1,069,676
	Sumitomo Mitsui Financial Group, Inc.	50,500	1,778,175
	Takeda Pharmaceutical Co., Ltd.	34,500	1,196,962
	Tokio Marine Holdings, Inc.	76,900	1,893,969
	West Japan Railway Co.	328	1,040,063

			26,384,999

Luxembourg - 1.4%	ArcelorMittal	76,731	1,565,597

Russia - 1.0%	MMC Norilsk Nickel (b)	180,590	1,083,540

Singapore - 2.1%	DBS Group Holdings Ltd.	400,500	2,232,765

South Korea - 1.3%	Samsung Electronics Co., Ltd.	3,386	1,398,951

Spain - 2.5%	Telefonica SA	135,904	2,710,111

Sweden - 1.5%	Electrolux AB	204,916	1,603,802

Switzerland - 8.2%	Credit Suisse Group AG	64,729	1,970,867
	Nestle SA Registered Shares	117,825	3,980,643
	The Swatch Group Ltd./Bearer Shares	7,775	937,739
	Zurich Financial Services AG	12,427	1,964,004

			8,853,253

Taiwan - 0.5%	HON HAI Precision Industry Co., Ltd.	248,000	561,174

Turkey - 0.8%	Turkiye Garanti Bankasi AS	645,121	913,079

United Kingdom - 16.7%	BAE Systems Plc	362,240	1,737,339
	GlaxoSmithKline Plc	170,142	2,649,900
	National Grid Plc	95,468	733,239
	Next Plc	37,971	720,547
	Royal Dutch Shell Plc Class B	132,332	2,878,853
	Standard Chartered Plc	86,344	1,072,156
	Unilever Plc	135,962	2,570,997
	United Business Media Ltd.	132,342	807,567
	Vodafone Group Plc	2,108,715	3,676,437
	WPP Plc	228,422	1,284,595

			18,131,630

	Total Common Stocks - 95.7%		103,876,789

	Warrants (c)

United States - 0.7%	Citigroup Global Markets Holdings, Inc. (Jaiprakash Associates Ltd.) (expires 10/24/12)	464,674	766,712

	Total Warrants - 0.7%		766,712

	Total Long-Term Investments (Cost - $121,254,675) - 96.4%		104,643,501

2

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Short-Term Securities	(000)		Value

Brown Brothers Harriman & Co., 0.01%, 4/01/09	JPY	212	$2,140
Brown Brothers Harriman & Co., 0.08%, 4/01/09	USD	515	515,256
Brown Brothers Harriman & Co., 0.30%, 4/01/09	EUR	10	12,979
Brown Brothers Harriman & Co., 2.23%, 4/01/09	AUD	9	6,377

Total Short-Term Securities
(Cost - $536,742) - 0.5%			536,752

Total Investments (Cost - $121,791,417*) - 96.9%			105,180,253
Other Assets Less Liabilities - 3.1%			3,404,770

Net Assets - 100.0%			$108,585,023

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$129,425,853

Gross unrealized appreciation	$5,453,423
Gross unrealized depreciation	(29,699,023)

Net unrealized depreciation	$(24,245,600)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

•	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,581,574)	$3,014

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)

JPY	153,974,755	USD	1,567,692	State Street Bank	4/01/09	$(12,139)
USD	1,651,076	GBP	1,156,297	Citibank NA	4/01/09	(8,029)
USD	51,310	HKD	397,661	State Street Bank	4/01/09	3
USD	97,565	SEK	798,491	Goldman Sachs International	4/01/09	419
USD	767,301	TWD	26,000,000	Brown Brothers Harriman & Co.	4/01/09	(1,327)
JPY	13,794,893	USD	142,760	Citibank NA	4/02/09	(3,393)
USD	421,049	GBP	296,932	State Street Bank	4/02/09	(5,002)
USD	458,405	JPY	45,084,161	State Street Bank	4/03/09	2,926
AUD	15,376	USD	10,600	Brown Brothers Harriman & Co.	6/16/09	38
AUD	6,241,200	USD	4,275,222	State Street Bank	6/16/09	42,680

3

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

						Unrealized
					Settlement	Appreciation
Currency Purchased		Currency Sold		Counterparty	Date	(Depreciation)

EUR	6,001,740	USD	8,141,000	State Street Bank	6/16/09	$(166,269)
GBP	2,344,704	USD	3,360,290	Brown Brothers Harriman & Co.	6/16/09	4,896
GBP	755,100	USD	1,090,417	State Street Bank	6/16/09	(6,677)
HKD	3,859,359	USD	498,213	Brown Brothers Harriman & Co.	6/16/09	(27)
USD	3,816,000	CHF	4,332,305	Brown Brothers Harriman & Co.	6/16/09	3,477
USD	431,922	CHF	484,400	JPMorgan Chase	6/16/09	5,639
USD	1,537,000	EUR	1,154,242	Brown Brothers Harriman & Co.	6/16/09	3,317
USD	3,623,000	HKD	28,065,207	JPMorgan Chase	6/16/09	197
USD	4,908,000	JPY	483,172,968	Brown Brothers Harriman & Co.	6/16/09	20,659

Total						$(118,612)

•	Currency	Abbreviations:

	AUD	Australian Dollar
	CHF	Swiss Franc
	EUR	Euro
	GBP	British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	SEK	Swedish Krona
	TWD	Taiwan Dollar
	USD	US Dollar
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’ policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

4

BlackRock Variable Series Funds, Inc. — BlackRock International Value V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

	Investment in	Other Financial
Valuation Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$5,151,260	—	—
Level 2	100,028,984	$84,251	$(202,863)
Level 3	9	—	—

Total	$105,180,253	$84,251	$(202,863)

*	Other financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation of the instruments.
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Balance, as of January 1, 2009	$9
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of March 31, 2009	$9

5

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.1%	General Dynamics Corp.	57,000	$2,370,630
	Lockheed Martin Corp.	12,000	828,360
	Northrop Grumman Corp.	53,000	2,312,920
	Raytheon Co.	67,000	2,608,980

			8,120,890

Beverages - 1.9%	The Coca-Cola Co.	16,000	703,200
	Hansen Natural Corp. (a)	53,000	1,908,000
	PepsiAmericas, Inc.	59,000	1,017,750
	PepsiCo, Inc.	4,000	205,920

			3,834,870

Biotechnology - 3.0%	Amgen, Inc. (a)	67,000	3,317,840
	Biogen Idec, Inc. (a)	48,000	2,516,160

			5,834,000

Chemicals - 1.0%	The Dow Chemical Co.	230,000	1,938,900

Commercial Services & Supplies - 1.0%	Avery Dennison Corp.	84,000	1,876,560

Communications Equipment - 1.0%	Cisco Systems, Inc. (a)	31,000	519,870
	Tellabs, Inc. (a)	300,000	1,374,000

			1,893,870

Computers & Peripherals - 5.8%	Apple, Inc. (a)	3,000	315,360
	EMC Corp. (a)	227,000	2,587,800
	Hewlett-Packard Co.	2,000	64,120
	International Business Machines Corp.	56,000	5,425,840
	Seagate Technology	173,000	1,039,730
	Western Digital Corp. (a)	109,000	2,108,060

			11,540,910

Diversified Consumer Services - 2.2%	Apollo Group, Inc. Class A (a)	30,000	2,349,900
	H&R Block, Inc.	105,000	1,909,950

			4,259,850

Diversified Financial Services - 0.3%	JPMorgan Chase & Co.	20,000	531,600

Diversified Telecommunication Services - 3.4%	AT&T Inc.	77,000	1,940,400
	Embarq Corp.	14,000	529,900
	Verizon Communications, Inc.	138,000	4,167,600

			6,637,900

Energy Equipment & Services - 2.9%	ENSCO International, Inc.	71,000	1,874,400
	Nabors Industries Ltd. (a)	191,000	1,908,090
	Noble Corp.	81,000	1,951,290

			5,733,780

Food & Staples Retailing - 2.8%	SYSCO Corp.	101,000	2,302,800
	Safeway, Inc.	108,000	2,180,520
	Wal-Mart Stores, Inc.	18,000	937,800

			5,421,120

Food Products - 1.2%	Archer-Daniels-Midland Co.	88,000	2,444,640

1

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Equipment & Supplies - 1.2%	Baxter International, Inc.	47,000	$2,407,340

Health Care Providers & Services -10.5%	Aetna, Inc.	96,000	2,335,680
	AmerisourceBergen Corp.	63,000	2,057,580
	Cigna Corp.	67,000	1,178,530
	Express Scripts, Inc. (a)	46,000	2,123,820
	Humana, Inc. (a)	55,000	1,434,400
	McKesson Corp.	61,000	2,137,440
	Medco Health Solutions, Inc. (a)	51,000	2,108,340
	Quest Diagnostics, Inc.	43,000	2,041,640
	UnitedHealth Group, Inc.	128,000	2,679,040
	WellPoint, Inc. (a)	68,000	2,581,960

			20,678,430

Hotels, Restaurants & Leisure - 0.8%	Darden Restaurants, Inc.	46,000	1,575,960

Household Durables - 4.5%	D.R. Horton, Inc.	195,000	1,891,500
	Lennar Corp. Class A	200,000	1,502,000
	MDC Holdings, Inc.	45,000	1,401,300
	Pulte Homes, Inc.	190,000	2,076,700
	Toll Brothers, Inc. (a)	107,000	1,943,120

			8,814,620

Household Products - 0.8%	The Procter & Gamble Co.	35,000	1,648,150

IT Services - 2.3%	Accenture Ltd. Class A	88,000	2,419,120
	Alliance Data Systems Corp. (a)(b)	57,000	2,106,150

			4,525,270

Independent Power Producers & Energy Traders - 0.8%	The AES Corp. (a)	286,000	1,661,660

Industrial Conglomerates - 0.4%	General Electric Co.	79,000	798,690

Insurance - 3.0%	Chubb Corp.	59,000	2,496,880
	The Travelers Cos., Inc.	67,000	2,722,880
	UnumProvident Corp.	54,000	675,000

			5,894,760

Internet Software & Services - 1.1%	Google, Inc. Class A (a)	1,000	348,060
	VeriSign, Inc. (a)	101,000	1,905,870

			2,253,930

Metals & Mining - 0.9%	United States Steel Corp. (b)	86,000	1,817,180

Multi-Utilities - 1.0%	CMS Energy Corp.	173,000	2,048,320

Multiline Retail - 1.1%	Family Dollar Stores, Inc.	63,000	2,102,310

2

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 18.1%	Anadarko Petroleum Corp.	61,000	$2,372,290
	Chevron Corp.	81,000	5,446,440
	ConocoPhillips	91,000	3,563,560
	Exxon Mobil Corp.	155,000	10,555,500
	Marathon Oil Corp.	92,000	2,418,680
	Murphy Oil Corp.	44,000	1,969,880
	Occidental Petroleum Corp.	55,000	3,060,750
	Sunoco, Inc.	77,000	2,038,960
	Tesoro Corp.	151,000	2,033,970
	Valero Energy Corp.	123,000	2,201,700

			35,661,730

Pharmaceuticals - 10.4%	Abbott Laboratories	59,000	2,814,300
	Bristol-Myers Squibb Co.	142,000	3,112,640
	Eli Lilly & Co.	85,000	2,839,850
	Johnson & Johnson	110,000	5,786,000
	Merck & Co., Inc.	62,000	1,658,500
	Pfizer, Inc.	311,000	4,235,820

			20,447,110

Road & Rail - 2.2%	Norfolk Southern Corp.	56,000	1,890,000
	Union Pacific Corp.	58,000	2,384,380

			4,274,380

Semiconductors & Semiconductor Equipment - 1.9%	Integrated Device Technology, Inc. (a)	326,000	1,483,300
	Intel Corp.	17,000	255,850
	National Semiconductor Corp.	164,000	1,684,280
	Novellus Systems, Inc. (a)	21,000	349,230

			3,772,660

Software - 4.5%	Amdocs Ltd. (a)	28,000	518,560
	BMC Software, Inc. (a)	65,000	2,145,000
	CA, Inc.	129,000	2,271,690
	McAfee, Inc. (a)	64,000	2,144,000
	Microsoft Corp.	99,000	1,818,630

			8,897,880

Specialty Retail - 3.6%	Advance Auto Parts, Inc.	16,000	657,280
	AutoZone, Inc. (a)	13,000	2,114,060
	The Gap, Inc.	165,000	2,143,350
	Ross Stores, Inc.	59,000	2,116,920

			7,031,610

Textiles, Apparel & Luxury Goods - 0.4%	Polo Ralph Lauren Corp.	20,000	845,000

	Total Long-Term Investments
	(Cost - $238,861,889) - 100.1%		197,225,880

3

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds,
TempFund, 0.646% (c)(d)	318,143	$318,143

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC
Money Market Series, 1.17% (c)(d)(e)	$2,965	2,965,000

Total Short-Term Securities
(Cost - $3,283,143) - 1.7%		3,283,143

Total Investments
(Cost - $242,145,032*) - 101.8%		200,509,023
Liabilities in Excess of Other Assets - (1.8)%		(3,511,613)

Net Assets - 100.0%		$196,997,410

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$251,336,358

Gross unrealized appreciation	$6,200,267
Gross unrealized depreciation	(57,027,602)

Net unrealized depreciation	$(50,827,335)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	318,143	$42
BlackRock Liquidity Series, LLC Money Market Series	$565,000	$2,430
(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Core V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$197,544,023
Level 2	2,965,000
Level 3	—

Total	$200,509,023

5

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 6.8%	General Dynamics Corp.	18,000	$748,620
	L-3 Communications Holdings, Inc.	13,000	881,400
	Lockheed Martin Corp.	31,000	2,139,930
	Northrop Grumman Corp.	35,000	1,527,400
	Raytheon Co.	42,000	1,635,480

			6,932,830

Beverages - 1.0%	Hansen Natural Corp. (a)	29,500	1,062,000

Biotechnology - 4.8%	Amgen, Inc. (a)	18,000	891,360
	Biogen Idec, Inc. (a)	37,000	1,939,540
	Gilead Sciences, Inc. (a)	43,700	2,024,184

			4,855,084

Commercial Services & Supplies - 1.2%	Pitney Bowes, Inc.	52,500	1,225,875

Communications Equipment - 1.3%	Cisco Systems, Inc. (a)	31,000	519,870
	F5 Networks, Inc. (a)	36,000	754,200

			1,274,070

Computers & Peripherals - 13.9%	Apple, Inc. (a)	38,000	3,994,560
	EMC Corp. (a)	125,700	1,432,980
	International Business Machines Corp.	62,000	6,007,180
	Lexmark International, Inc. Class A (a)	39,000	657,930
	Seagate Technology	83,000	498,830
	Western Digital Corp. (a)	81,000	1,566,540

			14,158,020

Containers & Packaging - 1.5%	Ball Corp.	34,000	1,475,600

Diversified Consumer Services - 3.9%	Apollo Group, Inc. Class A (a)	17,000	1,331,610
	H&R Block, Inc.	58,600	1,065,934
	ITT Educational Services, Inc. (a)	13,000	1,578,460

			3,976,004

Diversified Telecommunication Services - 1.1%	Embarq Corp.	29,000	1,097,650

Electronic Equipment, Instruments & Components - 0.6%	Arrow Electronics, Inc. (a)	32,000	609,920

Energy Equipment & Services - 3.0%	ENSCO International, Inc.	37,800	997,920
	Nabors Industries Ltd. (a)	95,000	949,050
	Noble Corp.	47,000	1,132,230

			3,079,200

Food & Staples Retailing - 3.7%	The Kroger Co.	75,000	1,591,500
	SYSCO Corp.	81,000	1,846,800
	Wal-Mart Stores, Inc.	7,000	364,700

			3,803,000

Food Products - 1.5%	General Mills, Inc.	16,200	808,056
	The Hershey Co.	21,000	729,750

			1,537,806

1

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Equipment & Supplies - 1.5%	ResMed, Inc. (a)	44,000	$1,554,960

Health Care Providers & Services - 14.5%	Aetna, Inc.	69,000	1,678,770
	Cigna Corp.	44,000	773,960
	Community Health Systems, Inc. (a)	54,000	828,360
	DaVita, Inc. (a)	36,000	1,582,200
	Express Scripts, Inc. (a)	40,000	1,846,800
	Humana, Inc. (a)	29,300	764,144
	Laboratory Corp. of America Holdings (a)	18,900	1,105,461
	McKesson Corp.	34,000	1,191,360
	Medco Health Solutions, Inc. (a)	12,700	525,018
	Quest Diagnostics, Inc.	24,700	1,172,756
	UnitedHealth Group, Inc.	83,000	1,737,190
	WellPoint, Inc. (a)	41,000	1,556,770

			14,762,789

Health Care Technology - 0.9%	IMS Health, Inc.	77,000	960,190

Hotels, Restaurants & Leisure - 5.9%	Darden Restaurants, Inc.	45,000	1,541,700
	McDonald's Corp.	61,000	3,328,770
	Panera Bread Co. Class A (a)(b)	19,300	1,078,870

			5,949,340

Household Durables - 3.5%	Garmin Ltd.	51,900	1,100,799
	NVR, Inc. (a)	2,500	1,069,375
	Pulte Homes, Inc.	127,000	1,388,110

			3,558,284

IT Services - 5.9%	Accenture Ltd. Class A	72,000	1,979,280
	Alliance Data Systems Corp. (a)(b)	33,100	1,223,045
	Fiserv, Inc. (a)	46,000	1,677,160
	Global Payments, Inc.	33,500	1,119,235

			5,998,720

Independent Power Producers & Energy Traders - 2.3%	The AES Corp. (a)	159,000	923,790
	Mirant Corp. (a)	64,000	729,600
	NRG Energy, Inc. (a)	41,000	721,600

			2,374,990

Internet Software & Services - 0.4%	VeriSign, Inc. (a)	23,200	437,784

Leisure Equipment & Products - 1.0%	Hasbro, Inc.	41,000	1,027,870

Life Sciences Tools & Services - 1.0%	Pharmaceutical Product Development, Inc.	42,000	996,240

Machinery - 0.9%	Toro Co. (b)	38,000	918,840

Metals & Mining - 1.1%	United States Steel Corp. (b)	52,000	1,098,760

Multiline Retail - 3.0%	Dollar Tree, Inc. (a)	36,000	1,603,800
	Family Dollar Stores, Inc.	43,000	1,434,910

			3,038,710

Oil, Gas & Consumable Fuels - 10.1%	Exxon Mobil Corp.	36,800	2,506,080
	Frontier Oil Corp.	77,000	984,830
	Murphy Oil Corp.	24,900	1,114,773

2

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Occidental Petroleum Corp.	38,500	$2,142,525
	Sunoco, Inc.	55,000	1,456,400
	Tesoro Corp.	99,000	1,333,530
	Valero Energy Corp.	42,000	751,800

			10,289,938

Pharmaceuticals - 12.2%	Abbott Laboratories	83,000	3,959,100
	Bristol-Myers Squibb Co.	90,800	1,990,336
	Eli Lilly & Co.	34,700	1,159,327
	Forest Laboratories, Inc. (a)	46,600	1,023,336
	Johnson & Johnson	52,000	2,735,200
	Merck & Co., Inc.	21,600	577,800
	Pfizer, Inc.	67,000	912,540

			12,357,639

Professional Services - 1.5%	Dun & Bradstreet Corp.	20,000	1,540,000

Road & Rail - 1.5%	Norfolk Southern Corp.	45,000	1,518,750

Semiconductors & Semiconductor Equipment - 6.8%	Integrated Device Technology, Inc. (a)	156,000	709,800
	Marvell Technology Group Ltd. (a)(c)	171,000	1,566,360
	National Semiconductor Corp.	86,900	892,463
	Novellus Systems, Inc. (a)	69,600	1,157,448
	Silicon Laboratories, Inc. (a)	37,200	982,080
	Xilinx, Inc.	83,000	1,590,280

			6,898,431

Software - 11.7%	Amdocs Ltd. (a)	57,000	1,055,640
	BMC Software, Inc. (a)	37,200	1,227,600
	CA, Inc.	89,000	1,567,290
	Compuware Corp. (a)	154,000	1,014,860
	McAfee, Inc. (a)	34,300	1,149,050
	Microsoft Corp.	114,000	2,094,180
	Oracle Corp.	150,200	2,714,114
	Synopsys, Inc. (a)	50,800	1,053,084

			11,875,818

Specialty Retail - 6.9%	Advance Auto Parts, Inc.	26,600	1,092,728
	AutoZone, Inc. (a)	10,000	1,626,200
	Limited Brands, Inc.	120,000	1,044,000
	Ross Stores, Inc.	44,000	1,578,720
	The Sherwin-Williams Co.	31,000	1,611,070

			6,952,718

Textiles, Apparel & Luxury Goods - 1.1%	Polo Ralph Lauren Corp.	26,000	1,098,500

	Total Long-Term Investments
	(Cost - $158,050,332) - 138.0%		140,296,330

3

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Beneficial
		Interest
	Short-Term Securities	(000)	Value

Money Market - 3.9%	BlackRock Liquidity Series, LLC
	Money Market Series, 1.17% (d)(e)(f)	$3,925	$3,924,500

		Par
		(000)

Time Deposit - 0.2%	Brown Brothers Harriman & Co., 0.10%, 4/01/09	205	204,554

	Total Short-Term Securities
	(Cost - $4,129,054) - 4.1%		4,129,054

	Total Investments
	(Cost - $162,179,386*) - 142.1%		144,425,384
	Liabilities in Excess of Other Assets - (42.1)%		(42,774,958)

	Net Assets - 100.0%		$101,650,426

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$165,488,895

Gross unrealized appreciation	$4,245,341
Gross unrealized depreciation	(25,308,852)

Net unrealized depreciation	$(21,063,511)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	—	$9
BlackRock Liquidity Series, LLC Money Market Series	$3,371,500	$3,943
(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Growth V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	$140,296,330
Level 2	4,129,054
Level 3	—

Total	$144,425,384

5

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 4.9%	General Dynamics Corp.	44,000	$1,829,960
	L-3 Communications Holdings, Inc.	13,000	881,400
	Northrop Grumman Corp.	37,000	1,614,680
	Raytheon Co.	45,000	1,752,300

			6,078,340

Biotechnology - 2.5%	Amgen, Inc. (a)	63,000	3,119,760

Chemicals - 1.1%	The Dow Chemical Co.	163,000	1,374,090

Commercial Banks - 0.4%	BB&T Corp.	28,000	473,760

Commercial Services & Supplies - 1.3%	Avery Dennison Corp.	60,000	1,340,400
	Steelcase, Inc. Class A	68,000	340,680

			1,681,080

Computers & Peripherals - 2.3%	EMC Corp. (a)	133,000	1,516,200
	Lexmark International, Inc. Class A (a)	5,000	84,350
	QLogic Corp. (a)	17,000	189,040
	Seagate Technology	47,000	282,470
	Western Digital Corp. (a)	44,000	850,960

			2,923,020

Diversified Financial Services - 0.7%	JPMorgan Chase & Co.	34,000	903,720

Diversified Telecommunication Services - 5.7%	AT&T Inc.	110,000	2,772,000
	Verizon Communications, Inc.	142,000	4,288,400

			7,060,400

Electrical Equipment - 1.1%	Thomas & Betts Corp. (a)	55,000	1,376,100

Energy Equipment & Services - 2.6%	ENSCO International, Inc.	43,000	1,135,200
	Nabors Industries Ltd. (a)	125,000	1,248,750
	Tidewater, Inc.	24,000	891,120

			3,275,070

Food Products - 2.4%	Archer-Daniels-Midland Co.	69,000	1,916,820
	General Mills, Inc.	21,700	1,082,396

			2,999,216

Health Care Providers & Services - 8.1%	Aetna, Inc.	60,000	1,459,800
	AmerisourceBergen Corp.	34,300	1,120,238
	Cigna Corp.	45,500	800,345
	Health Net, Inc. (a)	49,000	709,520
	Humana, Inc. (a)	35,000	912,800
	McKesson Corp.	38,000	1,331,520
	UnitedHealth Group, Inc.	88,000	1,841,840
	WellPoint, Inc. (a)	51,000	1,936,470

			10,112,533

Hotels, Restaurants & Leisure - 0.9%	McDonald’s Corp.	20,000	1,091,400

Household Durables - 5.2%	D.R. Horton, Inc.	130,000	1,261,000
	Lennar Corp. Class A	58,000	435,580
	MDC Holdings, Inc.	41,000	1,276,740
	NVR, Inc. (a)	2,000	855,500
	Pulte Homes, Inc.	126,000	1,377,180
	Toll Brothers, Inc. (a)	70,000	1,271,200

			6,477,200

1

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Household Products - 0.5%	The Procter & Gamble Co.	12,000	$565,080

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	27,000	1,293,030

Industrial Conglomerates - 1.0%	General Electric Co.	124,000	1,253,640

Insurance - 9.5%	American Financial Group, Inc.	40,000	642,000
	Chubb Corp.	45,000	1,904,400
	HCC Insurance Holdings, Inc.	54,000	1,360,260
	Lincoln National Corp.	83,000	555,270
	PartnerRe Ltd.	23,000	1,427,610
	RenaissanceRe Holdings Ltd.	24,000	1,186,560
	The Travelers Cos., Inc.	55,000	2,235,200
	UnumProvident Corp.	96,000	1,200,000
	W.R. Berkley Corp.	62,000	1,398,100

			11,909,400

Multi-Utilities - 0.2%	CMS Energy Corp.	26,000	307,840

Multiline Retail - 1.1%	Family Dollar Stores, Inc.	41,000	1,368,170

Office Electronics - 0.1%	Xerox Corp.	41,000	186,550

Oil, Gas & Consumable Fuels - 23.3%	Anadarko Petroleum Corp.	47,000	1,827,830
	Chevron Corp.	90,000	6,051,600
	ConocoPhillips	88,000	3,446,080
	Exxon Mobil Corp.	158,000	10,759,800
	Marathon Oil Corp.	71,000	1,866,590
	Occidental Petroleum Corp.	17,000	946,050
	Sunoco, Inc.	49,000	1,297,520
	Tesoro Corp.	97,000	1,306,590
	Valero Energy Corp.	88,000	1,575,200

			29,077,260

Pharmaceuticals - 13.9%	Bristol-Myers Squibb Co.	68,000	1,490,560
	Eli Lilly & Co.	68,000	2,271,880
	Forest Laboratories, Inc. (a)	11,000	241,560
	Johnson & Johnson	97,000	5,102,200
	King Pharmaceuticals, Inc. (a)	170,000	1,201,900
	Merck & Co., Inc.	98,000	2,621,500
	Pfizer, Inc.	321,000	4,372,020

			17,301,620

Semiconductors & Semiconductor Equipment - 1.0%	Integrated Device Technology, Inc. (a)	37,000	168,350
	Novellus Systems, Inc. (a)	63,000	1,047,690

			1,216,040

Software - 4.2%	BMC Software, Inc. (a)	37,600	1,240,800
	CA, Inc.	77,000	1,355,970
	Compuware Corp. (a)	131,000	863,290
	McAfee, Inc. (a)	39,000	1,306,500
	Synopsys, Inc. (a)	20,000	414,600

			5,181,160

2

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value
| | |
Specialty Retail - 2.8%	The Gap, Inc.	76,000	$987,240
	Limited Brands, Inc.	144,000	1,252,800
	RadioShack Corp.	142,000	1,216,940

			3,456,980

Tobacco - 0.9%	Reynolds American, Inc.	33,000	1,182,720

Wireless Telecommunication Services - 1.2%	Sprint Nextel Corp. (a)	420,000	1,499,400

	Total Long-Term Investments (Cost - $139,723,333) - 99.9%		124,744,579

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.646% (b)(c)	105,448	105,448

	Total Short-Term Securities (Cost - $105,448) - 0.1%		105,448

	Total Investments
	(Cost - $139,828,781*) - 100.0%		124,850,027
	Liabilities in Excess of Other Assets - 0.0%		(39,072)

	Net Assets - 100.0%		$124,810,955

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$144,678,886

Gross unrealized appreciation	$6,417,502
Gross unrealized depreciation	(26,246,361)

Net unrealized depreciation	$(19,828,859)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	105,448	$11
BlackRock Liquidity Series, LLC Cash Sweep Series	—	$195
BlackRock Liquidity Series, LLC Money Market Series	—	$624
(c)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

3

BlackRock Variable Series Funds, Inc. — BlackRock Large Cap Value V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	$124,850,027
Level 2	—
Level 3	—

Total	$124,850,027

4

BlackRock Variable Series Funds, Inc. — BlackRock Money Market V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Certificates of Deposit - 8.1%

Bank of America, NA, 2.30%, 5/04/09	$2,500	$2,500,000
Chase Bank USA, NA, 0.52%, 7/15/09	2,000	2,000,000
State Street Bank & Trust Co., 0.85%, 4/27/09	14,000	14,000,000
U.S. Bank, NA, 0.50%, 4/23/09	3,000	3,000,000
Wachovia Bank, NA, 1.635%, 5/01/09 (a)	1,800	1,800,000

Total Certificates of Deposit		23,300,000

Commercial Paper - 56.8% (b)

Aspen Funding Corp., 0.30%, 4/01/09	6,000	6,000,000
Atlantis One Funding Corp., 0.55%, 4/08/09	2,500	2,499,733
Atlantis One Funding Corp., 0.42%, 4/14/09	5,000	4,999,242
Atlantis One Funding Corp., 0.45%, 5/12/09	4,800	4,797,540
Barton Capital Corp., 0.70%, 5/04/09	2,000	1,998,717
CAFCO, LLC, 0.70%, 4/20/09	8,000	7,997,044
CAFCO, LLC, 0.80%, 4/23/09	3,000	2,998,533
CBA (Delaware) Finance, Inc., 0.70%, 4/08/09	2,000	1,999,728
CRC Funding, LLC, 0.80%, 4/24/09	2,300	2,298,824
Cancara Asset Securitisation LLC, 0.60%, 4/02/09	3,850	3,849,936
Chariot Funding LLC, 0.45%, 4/03/09	5,000	4,999,875
Ciesco, LLC, 0.80%, 5/04/09	3,300	3,297,580
Ciesco, LLC, 0.98%, 5/14/09	5,000	4,994,147
Clipper Receivables Co. LLC, 1.10%, 4/06/09	12,000	11,998,167
Enterprise Funding Co. LLC, 0.65%, 4/23/09	5,000	4,998,014
Fairway Finance Co., LLC, 0.45%, 4/20/09	14,000	13,996,675
Hewlett-Packard Co., 0.38%, 4/06/09	2,000	1,999,894
JPMorgan Funding, Inc., 0.60%, 5/07/09	1,000	999,400
Mont Blanc Capital Corp., 0.57%, 4/06/09	5,000	4,999,604
Mont Blanc Capital Corp., 0.91%, 6/15/09	4,000	3,992,417
Nieuw Amsterdam Receivables Corp., 0.80%, 4/06/09	8,000	7,999,111
Nieuw Amsterdam Receivables Corp., 1.10%, 6/15/09	1,000	997,708
Park Avenue Receivables Co. LLC, 0.45%, 4/06/09	8,000	7,999,500
Societe Generale North America, Inc., 0.62%, 4/14/09	5,000	4,998,881
Solitaire Funding LLC, 0.60%, 4/14/09	2,000	1,999,567
Solitaire Funding LLC, 0.595%, 4/20/09	10,000	9,996,860
Surrey Funding Corp., 0.57%, 4/20/09	10,000	9,996,992
Tempo Finance Corp., 0.45%, 4/01/09	6,000	6,000,000
Tempo Finance Corp., 0.70%, 5/05/09	6,000	5,996,033
UBS Finance (Delaware), LLC, 1.27%, 4/08/09	6,000	5,998,518
UBS Finance (Delaware), LLC, 1.14%, 4/14/09	5,000	4,997,942

Total Commercial Paper		162,696,182

Corporate Notes (a) - 0.6%

ING USA Global Funding Trust VI, 1.751%, 9/18/09	625	625,000
U.S. Bank, NA, 1.351%, 8/24/09	500	497,281
Wells Fargo & Co., 1.397%, 9/23/09	500	497,225

Total Corporate Notes		1,619,506

1

BlackRock Variable Series Funds, Inc. — BlackRock Money Market V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Funding Agreements (a)(c) - 2.6%

Metropolitan Life Insurance Co., 0.697%, 4/01/09	$5,000	$5,000,000
New York Life Insurance Co., 1.47%, 4/13/09	2,395	2,395,000

Total Funding Agreements		7,395,000

US Government Agency & Instrumentality Obligations - 24.2%

Fannie Mae Discount Notes, 2%, 5/14/09 (b)	1,200	1,197,133
Fannie Mae Discount Notes, 1.22%, 5/15/09 (b)	8,000	7,988,071
Fannie Mae Discount Notes, 1.30%, 6/22/09 (b)	1,500	1,495,558
Fannie Mae Variable Rate Notes, 1.184%, 8/05/10 (a)	1,530	1,529,250
Federal Home Loan Bank Discount Notes, 1.40%, 5/01/09 (b)	5,000	4,994,167
Federal Home Loan Bank Discount Notes, 1.80%, 5/13/09 (b)	5,000	4,989,500
Federal Home Loan Bank Discount Notes, 0.45%, 7/23/09 (b)	7,000	6,990,113
Federal Home Loan Bank Discount Notes, 0.59%, 8/21/09 (b)	2,500	2,494,182
Federal Home Loan Bank Discount Notes, 0.58%, 9/02/09 (b)	5,000	4,987,594
Federal Home Loan Bank Discount Notes, 0.59%, 9/09/09 (b)	7,000	6,981,530
Federal Home Loan Bank Discount Notes, 0.625%, 9/10/09 (b)	1,650	1,645,359
Federal Home Loan Bank Variable Rate Notes, 0.482%, 8/13/09 (a)	1,700	1,700,000
Federal Home Loan Bank Variable Rate Notes, 0.461%, 8/14/09 (a)	2,500	2,499,907
Federal Home Loan Bank Variable Rate Notes, 0.72%, 2/05/10 (a)	1,585	1,585,000
Federal Home Loan Bank Variable Rate Notes, 0.805%, 2/26/10 (a)	1,665	1,665,000
Federal Home Loan Bank Variable Rate Notes, 1.248%, 7/09/10 (a)	3,005	3,004,233
Freddie Mac Discount Notes, 0.59%, 9/01/09 (b)	5,000	4,987,463
Freddie Mac Variable Rate Notes, 0.453%, 9/28/09 (a)	2,415	2,414,705
Freddie Mac Variable Rate Notes, 1.06%, 7/14/10 (a)	2,000	1,999,103
Freddie Mac Variable Rate Notes, 1.229%, 8/24/10 (a)	1,315	1,315,079
Freddie Mac Variable Rate Notes, 1.244%, 9/03/10 (a)	2,680	2,679,235

Total US Government Agency & Instrumentality Obligations		69,142,182

US Government Obligations (b) - 7.1%

U.S. Treasury Bills, 0.335%, 6/04/09	1,300	1,299,226
U.S. Treasury Bills, 0.396%, 7/02/09	3,000	2,996,964
U.S. Treasury Bills, 0.39%, 8/06/09	1,700	1,697,661
U.S. Treasury Bills, 0.445%, 8/13/09	1,500	1,497,515
U.S. Treasury Bills, 0.469%, 8/20/09	2,000	1,996,322
U.S. Treasury Bills, 0.49%, 8/27/09	3,000	2,993,951
U.S. Treasury Bills, 0.32%, 9/03/09	1,800	1,797,520
U.S. Treasury Bills, 0.705%, 12/17/09	6,000	5,969,450

Total US Government Obligations		20,248,609

Repurchase Agreements - 0.6%

Deutsche Bank Securities, Inc., purchased on 3/31/09 to yield 0.19% to 4/01/09, repurchase price $1,823,010 collateralized by Fannie Mae, 5.38%, 10/29/15	1,823	1,823,000

Total Repurchase Agreements		1,823,000

Total Investments (Cost - $286,224,479*) - 100.0%		286,224,479
Liabilities in Excess of Other Assets - (0.0)%		(84,925)

Net Assets - 100.0%		$286,139,554

2

BlackRock Variable Series Funds, Inc. — BlackRock Money Market V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)

*	Cost for federal income tax purposes.

(a)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(b)	The interest rate shown reflect discount rates paid at the time of purchase.

(c)	Restricted securities as to resale, representing 2.6% of net assets, are as follows:

	Acquisition
Issue	Date	Cost	Value

Metropolitan Life Insurance Co., 0.697%, 4/01/09	4/01/08	$5,000,000	$5,000,000
New York Life Insurance Co., 1.47%, 4/13/09	4/11/08	2,395,000	2,395,000

Total		$7,395,000	$7,395,000

•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	—
Level 2	$286,224,479
Level 3

Total	$286,224,479

3

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.6%	Boeing Co.	13,228	$470,652
	General Dynamics Corp.	7,128	296,454
	Goodrich Corp.	2,263	85,745
	Honeywell International, Inc.	13,263	369,507
	L-3 Communications Holdings, Inc.	2,129	144,346
	Lockheed Martin Corp.	5,933	409,555
	Northrop Grumman Corp.	6,040	263,586
	Precision Castparts Corp.	2,500	149,750
	Raytheon Co.	7,346	286,053
	Rockwell Collins, Inc.	2,883	94,101
	United Technologies Corp.	17,164	737,709

			3,307,458

Air Freight & Logistics - 1.1%	C.H. Robinson Worldwide, Inc.	3,000	136,830
	Expeditors International Washington, Inc.	3,800	107,502
	FedEx Corp.	5,555	247,142
	United Parcel Service, Inc. Class B	17,900	881,038

			1,372,512

Airlines - 0.1%	Southwest Airlines Co.	12,975	82,132

Auto Components - 0.1%	The Goodyear Tire & Rubber Co. (a)	4,334	27,131
	Johnson Controls, Inc.	10,638	127,656

			154,787

Automobiles - 0.2%	Ford Motor Co. (a)(b)	43,162	113,516
	General Motors Corp. (b)	11,283	21,889
	Harley-Davidson, Inc. (b)	4,252	56,934

			192,339

Beverages - 2.7%	Brown-Forman Corp. Class B	1,772	68,807
	The Coca-Cola Co.	35,896	1,577,629
	Coca-Cola Enterprises, Inc.	5,437	71,714
	Constellation Brands, Inc. Class A (a)	3,500	41,650
	Dr. Pepper Snapple Group, Inc. (a)	4,500	76,095
	Molson Coors Brewing Co. Class B	2,682	91,939
	Pepsi Bottling Group, Inc.	2,404	53,225
	PepsiCo, Inc.	28,039	1,443,448

			3,424,507

Biotechnology - 2.1%	Amgen, Inc. (a)	18,723	927,163
	Biogen Idec, Inc. (a)	5,226	273,947
	Celgene Corp. (a)	8,200	364,080
	Cephalon, Inc. (a)	1,200	81,720
	Genzyme Corp. (a)	4,800	285,072
	Gilead Sciences, Inc. (a)	16,500	764,280

			2,696,262

Building Products - 0.0%	Masco Corp.	6,551	45,726

Capital Markets - 2.6%	Ameriprise Financial, Inc.	3,895	79,808
	The Bank of New York Mellon Corp.	20,467	578,193
	The Charles Schwab Corp.	16,665	258,308
	E*Trade Financial Corp. (a)	11,000	14,080
	Federated Investors, Inc. Class B	1,500	33,390

1

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Franklin Resources, Inc.	2,722	$146,634
	The Goldman Sachs Group, Inc.	8,320	882,086
	Invesco Ltd. (c)	7,000	97,020
	Janus Capital Group, Inc.	2,911	19,358
	Legg Mason, Inc.	2,500	39,750
	Morgan Stanley	19,263	438,619
	Northern Trust Corp.	4,001	239,340
	State Street Corp.	7,693	236,791
	T. Rowe Price Group, Inc.	4,586	132,352

			3,195,729

Chemicals - 2.0%	Air Products & Chemicals, Inc.	3,789	213,131
	CF Industries Holdings, Inc.	900	64,017
	The Dow Chemical Co.	16,536	139,398
	E.I. du Pont de Nemours & Co.	16,096	359,424
	Eastman Chemical Co.	1,458	39,074
	Ecolab, Inc.	3,176	110,302
	International Flavors & Fragrances, Inc.	1,399	42,614
	Monsanto Co.	9,834	817,205
	PPG Industries, Inc.	2,943	108,597
	Praxair, Inc.	5,654	380,458
	Rohm & Haas Co.	2,288	180,386
	Sigma-Aldrich Corp.	2,234	84,423

			2,539,029

Commercial Banks - 1.9%	BB&T Corp. (b)	9,896	167,440
	Comerica, Inc.	2,726	49,913
	Fifth Third Bancorp	10,819	31,591
	First Horizon National Corp.	3,677	39,492
	Huntington Bancshares, Inc.	7,105	11,794
	KeyCorp	8,803	69,280
	M&T Bank Corp. (b)	1,400	63,336
	Marshall & Ilsley Corp.	4,600	25,898
	The PNC Financial Services Group, Inc. (d)	7,748	226,939
	Regions Financial Corp.	12,693	54,072
	SunTrust Banks, Inc.	6,396	75,089
	U.S. Bancorp	31,504	460,273
	Wells Fargo & Co.	76,367	1,087,466
	Zions Bancorporation	2,124	20,879

			2,383,462

Commercial Services & Supplies - 0.6%	Avery Dennison Corp.	1,867	41,709
	Cintas Corp.	2,336	57,746
	Iron Mountain, Inc. (a)	3,300	73,161
	Pitney Bowes, Inc.	3,715	86,745
	R.R. Donnelley & Sons Co.	3,744	27,444
	Republic Services, Inc. Class A	5,899	101,168
	Stericycle, Inc. (a)	1,600	76,368
	Waste Management, Inc.	8,810	225,536

			689,877

2

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Communications Equipment - 3.0%	Ciena Corp. (a)	1,814	$14,113
	Cisco Systems, Inc. (a)	105,315	1,766,132
	Corning, Inc.	28,158	373,657
	Harris Corp.	2,300	66,562
	JDS Uniphase Corp. (a)	3,834	12,461
	Juniper Networks, Inc. (a)	9,600	144,576
	Motorola, Inc.	40,436	171,044
	QUALCOMM, Inc.	29,768	1,158,273
	Tellabs, Inc. (a)	7,133	32,669

			3,739,487

Computers & Peripherals - 5.2%	Apple, Inc. (a)	15,990	1,680,869
	Dell, Inc. (a)	31,176	295,548
	EMC Corp. (a)	36,604	417,286
	Hewlett-Packard Co.	43,343	1,389,577
	International Business Machines Corp.	24,134	2,338,343
	Lexmark International, Inc. Class A (a)	1,507	25,423
	NetApp, Inc. (a)	5,865	87,037
	QLogic Corp. (a)	2,386	26,532
	SanDisk Corp. (a)	4,200	53,130
	Sun Microsystems, Inc. (a)	13,378	97,927
	Teradata Corp. (a)	3,200	51,904

			6,463,576

Construction & Engineering - 0.2%	Fluor Corp.	3,248	112,218
	Jacobs Engineering Group, Inc. (a)	2,200	85,052

			197,270

Construction Materials - 0.1%	Vulcan Materials Co. (b)	1,950	86,366

Consumer Finance - 0.4%	American Express Co.	20,778	283,204
	Capital One Financial Corp.	7,132	87,296
	Discover Financial Services, Inc.	8,481	53,515
	SLM Corp. (a)	8,323	41,199

			465,214

Containers & Packaging - 0.2%	Ball Corp.	1,736	75,342
	Bemis Co.	1,756	36,823
	Owens-Illinois, Inc. (a)	3,000	43,320
	Pactiv Corp. (a)	2,367	34,535
	Sealed Air Corp.	2,820	38,916

			228,936

Distributors - 0.1%	Genuine Parts Co.	2,938	87,729

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	1,900	148,827
	H&R Block, Inc.	5,862	106,630

			255,457

Diversified Financial Services - 2.8%	Bank of America Corp.	115,328	786,537
	CIT Group, Inc.	7,060	20,121
	CME Group, Inc.	1,199	295,422
	Citigroup, Inc. (b)	97,751	247,310
	IntercontinentalExchange, Inc. (a)	1,400	104,258
	JPMorgan Chase & Co.	67,701	1,799,493

3

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Leucadia National Corp.	3,200	$47,648
	Moody’s Corp.	3,604	82,604
	The NASDAQ Stock Market, Inc. (a)	2,500	48,950
	NYSE Euronext	4,700	84,130

			3,516,473

Diversified Telecommunication Services - 3.6%	AT&T Inc.	106,102	2,673,770
	CenturyTel, Inc.	1,802	50,672
	Embarq Corp.	2,584	97,804
	Frontier Communications Corp.	5,703	40,947
	Qwest Communications International Inc.	26,496	90,616
	Verizon Communications, Inc.	51,118	1,543,764
	Windstream Corp.	7,902	63,690

			4,561,263

Electric Utilities - 2.4%	Allegheny Energy, Inc.	3,122	72,337
	American Electric Power Co., Inc.	7,118	179,801
	Duke Energy Corp.	22,631	324,076
	Edison International	5,896	169,864
	Entergy Corp.	3,472	236,408
	Exelon Corp.	11,878	539,142
	FPL Group, Inc.	7,214	365,966
	FirstEnergy Corp.	5,488	211,837
	Northeast Utilities Inc.	2,900	62,611
	PPL Corp.	6,758	194,022
	Pepco Holdings, Inc.	4,100	51,168
	Pinnacle West Capital Corp.	1,924	51,101
	Progress Energy, Inc.	4,929	178,726
	The Southern Co.	13,818	423,107

			3,060,166

Electrical Equipment - 0.4%	Cooper Industries Ltd. Class A	3,130	80,942
	Emerson Electric Co.	13,850	395,833
	Rockwell Automation, Inc.	2,583	56,413

			533,188

Electronic Equipment, Instruments & Components - 0.3%	Agilent Technologies, Inc. (a)	6,462	99,321
	Amphenol Corp. Class A	3,200	91,168
	Flir Systems, Inc. (a)	2,500	51,200
	Jabil Circuit, Inc.	3,715	20,655
	Molex, Inc.	2,563	35,216
	Tyco Electronics Ltd.	8,490	93,730

			391,290

Energy Equipment & Services - 1.5%	BJ Services Co.	5,100	50,745
	Baker Hughes, Inc.	5,508	157,253
	Cameron International Corp. (a)	3,900	85,527
	Diamond Offshore Drilling, Inc.	1,300	81,718
	ENSCO International, Inc.	2,600	68,640
	Halliburton Co.	15,904	246,035
	Nabors Industries Ltd. (a)	4,992	49,870
	National Oilwell Varco, Inc. (a)	7,402	212,511

4

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Rowan Cos., Inc.	2,035	$24,359
	Schlumberger Ltd.	21,590	876,986
	Smith International, Inc.	3,900	83,772

			1,937,416

Food & Staples Retailing - 3.5%	CVS Caremark Corp.	26,166	719,303
	Costco Wholesale Corp.	7,705	356,896
	The Kroger Co.	11,726	248,826
	SUPERVALU, Inc.	3,838	54,807
	SYSCO Corp.	10,771	245,579
	Safeway, Inc.	7,747	156,412
	Wal-Mart Stores, Inc.	40,316	2,100,464
	Walgreen Co.	17,744	460,634
	Whole Foods Market, Inc. (b)	2,500	42,000

			4,384,921

Food Products - 1.8%	Archer-Daniels-Midland Co.	11,482	318,970
	Campbell Soup Co.	3,793	103,776
	ConAgra Foods, Inc.	8,132	137,187
	Dean Foods Co. (a)	2,700	48,816
	General Mills, Inc.	5,908	294,691
	H.J. Heinz Co.	5,549	183,450
	The Hershey Co.	2,948	102,443
	Hormel Foods Corp.	1,300	41,223
	The J.M. Smucker Co.	2,200	81,994
	Kellogg Co.	4,389	160,769
	Kraft Foods, Inc.	26,471	590,039
	McCormick & Co., Inc.	2,300	68,011
	Sara Lee Corp.	12,617	101,945
	Tyson Foods, Inc. Class A	5,100	47,889

			2,281,203

Gas Utilities - 0.2%	EQT Corp.	2,400	75,192
	Nicor, Inc.	729	24,225
	Questar Corp.	3,100	91,233

			190,650

Health Care Equipment & Supplies - 2.3%	Baxter International, Inc.	11,158	571,513
	Becton Dickinson & Co.	4,288	288,325
	Boston Scientific Corp. (a)	26,825	213,259
	C.R. Bard, Inc.	1,754	139,829
	Covidien Ltd.	8,990	298,828
	Dentsply International, Inc.	2,800	75,180
	Hospira, Inc. (a)	2,852	88,013
	Intuitive Surgical, Inc. (a)	694	66,180
	Medtronic, Inc.	20,162	594,174
	St. Jude Medical, Inc. (a)	6,088	221,177
	Stryker Corp.	4,396	149,640
	Varian Medical Systems, Inc. (a)	2,200	66,968
	Zimmer Holdings, Inc. (a)	4,116	150,234

			2,923,320

5

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Providers & Services - 2.1%	Aetna, Inc.	8,372	$203,691
	AmerisourceBergen Corp.	2,870	93,734
	Cardinal Health, Inc.	6,437	202,637
	Cigna Corp.	4,889	85,998
	Coventry Health Care, Inc. (a)	2,650	34,291
	DaVita, Inc. (a)	1,800	79,110
	Express Scripts, Inc. (a)	4,400	203,148
	Humana, Inc. (a)	3,057	79,727
	Laboratory Corp. of America Holdings (a)	2,000	116,980
	McKesson Corp.	4,907	171,941
	Medco Health Solutions, Inc. (a)	8,966	370,654
	Patterson Cos., Inc. (a)	1,600	30,176
	Quest Diagnostics, Inc.	2,800	132,944
	Tenet Healthcare Corp. (a)	7,312	8,482
	UnitedHealth Group, Inc.	21,758	455,395
	WellPoint, Inc. (a)	9,104	345,679

			2,614,587

Health Care Technology - 0.0%	IMS Health, Inc.	3,314	41,326

Hotels, Restaurants & Leisure - 1.5%	Carnival Corp.	7,773	167,897
	Darden Restaurants, Inc.	2,461	84,314
	International Game Technology	5,508	50,784
	Marriott International, Inc. Class A	5,266	86,152
	McDonald's Corp.	20,072	1,095,329
	Starbucks Corp. (a)	12,944	143,808
	Starwood Hotels & Resorts Worldwide, Inc.	3,409	43,294
	Wyndham Worldwide Corp.	3,265	13,713
	Wynn Resorts Ltd. (a)(b)	1,100	21,967
	Yum! Brands, Inc.	8,384	230,392

			1,937,650

Household Durables - 0.3%	Black & Decker Corp.	1,085	34,243
	Centex Corp.	2,372	17,790
	D.R. Horton, Inc.	4,800	46,560
	Fortune Brands, Inc.	2,699	66,260
	Harman International Industries, Inc.	1,100	14,883
	KB Home	1,378	18,162
	Leggett & Platt, Inc.	2,855	37,086
	Lennar Corp. Class A	2,650	19,902
	Newell Rubbermaid, Inc.	4,885	31,166
	Pulte Homes, Inc.	3,784	41,359
	Snap-On, Inc.	1,041	26,129
	The Stanley Works	1,441	41,962
	Whirlpool Corp.	1,413	41,811

			437,313

Household Products - 2.8%	Clorox Co.	2,468	127,053
	Colgate-Palmolive Co.	8,985	529,935
	Kimberly-Clark Corp.	7,321	337,571

6

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Procter & Gamble Co.	52,784	$2,485,599

			3,480,158

IT Services - 1.1%	Affiliated Computer Services, Inc. Class A (a)	1,700	81,413
	Automatic Data Processing, Inc.	9,155	321,890
	Cognizant Technology Solutions Corp. (a)	5,200	108,108
	Computer Sciences Corp. (a)	2,708	99,763
	Convergys Corp. (a)	2,134	17,243
	Fidelity National Information Services, Inc.	3,200	58,240
	Fiserv, Inc. (a)	2,955	107,739
	MasterCard, Inc. Class A	1,293	216,552
	Paychex, Inc.	5,760	147,859
	Total System Services, Inc.	3,600	49,716
	The Western Union Co.	13,008	163,511

			1,372,034

Independent Power Producers & Energy Traders - 0.1%	The AES Corp. (a)	12,222	71,010
	Constellation Energy Group, Inc.	3,752	77,516
	Dynegy, Inc. Class A (a)	9,734	13,725

			162,251

Industrial Conglomerates - 2.0%	3M Co.	12,446	618,815
	General Electric Co.	190,165	1,922,568
	Textron, Inc.	4,560	26,174

			2,567,557

Insurance - 2.1%	AON Corp.	4,975	203,079
	Aflac, Inc.	8,542	165,373
	The Allstate Corp.	9,745	186,617
	American International Group, Inc. (b)	48,007	48,007
	Assurant, Inc.	2,000	43,560
	Chubb Corp.	6,496	274,911
	Cincinnati Financial Corp.	2,866	65,545
	Genworth Financial, Inc. Class A	8,300	15,770
	Hartford Financial Services Group, Inc.	5,377	42,209
	Lincoln National Corp.	4,552	30,453
	Loews Corp.	6,528	144,269
	MBIA, Inc. (a)	3,488	15,975
	Marsh & McLennan Cos., Inc.	9,160	185,490
	MetLife, Inc.	14,553	331,372
	Principal Financial Group, Inc.	4,600	37,628
	The Progressive Corp.	12,100	162,624
	Prudential Financial, Inc.	7,600	144,552
	Torchmark Corp.	1,497	39,266
	The Travelers Cos., Inc.	10,537	428,224
	UnumProvident Corp.	6,189	77,363
	XL Capital Ltd. Class A	6,355	34,698

			2,676,985

Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)	5,700	418,608
	Expedia, Inc. (a)	3,700	33,596

			452,204

7

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Internet Software & Services - 1.8%	Akamai Technologies, Inc. (a)	3,000	$58,200
	eBay, Inc. (a)	19,500	244,920
	Google, Inc. Class A (a)	4,320	1,503,619
	VeriSign, Inc. (a)	3,500	66,045
	Yahoo!, Inc. (a)	24,860	318,457

			2,191,241

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	5,011	19,042
	Hasbro, Inc.	2,245	56,282
	Mattel, Inc.	6,480	74,714

			150,038

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	3,160	102,637
	Millipore Corp. (a)	1,031	59,190
	PerkinElmer, Inc.	2,109	26,932
	Thermo Fisher Scientific, Inc. (a)	7,436	265,242
	Waters Corp. (a)	1,700	62,815

			516,816

Machinery - 1.5%	Caterpillar, Inc.	10,884	304,317
	Cummins, Inc.	3,680	93,656
	Danaher Corp.	4,566	247,568
	Deere & Co.	7,576	249,023
	Dover Corp.	3,334	87,951
	Eaton Corp.	2,968	109,400
	Flowserve Corp.	1,100	61,732
	ITT Corp.	3,256	125,258
	Illinois Tool Works, Inc.	7,132	220,022
	Ingersoll-Rand Co. Class A	5,686	78,467
	Manitowoc Co.	2,300	7,521
	PACCAR, Inc.	6,503	167,517
	Pall Corp.	2,110	43,107
	Parker Hannifin Corp.	3,002	102,008

			1,897,547

Media - 2.4%	CBS Corp. Class B	12,103	46,475
	Comcast Corp. Class A	52,052	709,989
	The DIRECTV Group, Inc. (a)	9,700	221,063
	Gannett Co., Inc.	4,147	9,123
	Interpublic Group of Cos., Inc. (a)	8,492	34,987
	The McGraw-Hill Cos., Inc.	5,704	130,450
	Meredith Corp.	632	10,516
	The New York Times Co. Class A	2,077	9,388
	News Corp. Class A	41,000	271,420
	Omnicom Group Inc.	5,734	134,176
	Scripps Networks Interactive	1,600	36,016
	Time Warner Cable, Inc.	6,495	161,074
	Time Warner, Inc.	21,483	414,615
	Viacom, Inc. Class B (a)	11,103	192,970
	Walt Disney Co.	33,582	609,849

8

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	The Washington Post Co. Class B	103	$36,781

			3,028,892

Metals & Mining - 0.9%	AK Steel Holding Corp.	2,100	14,952
	Alcoa, Inc. (e)	16,524	121,286
	Allegheny Technologies, Inc.	1,761	38,619
	Freeport-McMoRan Copper & Gold, Inc. Class B	7,516	286,435
	Newmont Mining Corp.	8,803	394,022
	Nucor Corp.	5,640	215,279
	Titanium Metals Corp.	1,400	7,658
	United States Steel Corp.	2,089	44,141

			1,122,392

Multi-Utilities - 1.6%	Ameren Corp.	3,797	88,052
	CMS Energy Corp.	4,254	50,367
	CenterPoint Energy, Inc.	5,983	62,403
	Consolidated Edison, Inc.	4,858	192,425
	DTE Energy Co.	2,923	80,967
	Dominion Resources, Inc.	10,322	319,879
	Integrys Energy Group, Inc.	1,452	37,810
	NiSource, Inc.	5,111	50,088
	PG&E Corp.	6,481	247,704
	Public Service Enterprise Group, Inc.	9,128	269,002
	SCANA Corp.	2,100	64,869
	Sempra Energy	4,317	199,618
	TECO Energy, Inc.	3,915	43,652
	Wisconsin Energy Corp.	2,200	90,574
	Xcel Energy, Inc.	7,984	148,742

			1,946,152

Multiline Retail - 0.8%	Big Lots, Inc. (a)	1,445	30,027
	Family Dollar Stores, Inc.	2,527	84,326
	J.C. Penney Co., Inc.	4,035	80,982
	Kohl’s Corp. (a)	5,425	229,586
	Macy’s, Inc.	7,406	65,913
	Nordstrom, Inc. (b)	2,868	48,039
	Sears Holdings Corp. (a)(b)	1,070	48,910
	Target Corp.	13,434	461,995

			1,049,778

Office Electronics - 0.1%	Xerox Corp.	15,523	70,630

Oil, Gas & Consumable Fuels - 11.4%	Anadarko Petroleum Corp.	8,336	324,187
	Apache Corp.	5,966	382,361
	Cabot Oil & Gas Corp. Class A	1,800	42,426
	Chesapeake Energy Corp.	9,900	168,894
	Chevron Corp. (e)	36,107	2,427,835
	ConocoPhillips	26,824	1,050,428
	Consol Energy, Inc.	3,300	83,292
	Devon Energy Corp.	7,902	353,140
	EOG Resources, Inc.	4,432	242,696
	El Paso Corp.	12,512	78,200

9

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Exxon Mobil Corp.	89,046	$6,064,033
	Hess Corp.	5,015	271,813
	Marathon Oil Corp.	12,680	333,357
	Massey Energy Co.	1,600	16,192
	Murphy Oil Corp.	3,400	152,218
	Noble Energy, Inc.	3,100	167,028
	Occidental Petroleum Corp.	14,658	815,718
	Peabody Energy Corp.	4,800	120,192
	Pioneer Natural Resources Co.	2,100	34,587
	Range Resources Corp.	2,800	115,248
	Southwestern Energy Co. (a)	6,200	184,078
	Spectra Energy Corp.	11,265	159,287
	Sunoco, Inc.	2,056	54,443
	Tesoro Corp.	2,400	32,328
	Valero Energy Corp.	9,400	168,260
	Williams Cos., Inc.	10,307	117,294
	XTO Energy, Inc.	10,291	315,110

			14,274,645

Paper & Forest Products - 0.2%	International Paper Co.	7,624	53,673
	MeadWestvaco Corp.	3,042	36,474
	Weyerhaeuser Co.	3,829	105,566

			195,713

Personal Products - 0.2%	Avon Products, Inc.	7,594	146,033
	The Estée Lauder Cos., Inc. Class A	2,000	49,300

			195,333

Pharmaceuticals - 8.2%	Abbott Laboratories	27,920	1,331,784
	Allergan, Inc.	5,454	260,483
	Bristol-Myers Squibb Co.	35,663	781,733
	Eli Lilly & Co.	18,248	609,666
	Forest Laboratories, Inc. (a)	5,418	118,979
	Johnson & Johnson	49,853	2,622,268
	King Pharmaceuticals, Inc. (a)	4,316	30,514
	Merck & Co., Inc.	38,179	1,021,288
	Mylan, Inc. (a)	5,430	72,816
	Pfizer, Inc.	121,460	1,654,285
	Schering-Plough Corp.	29,311	690,274
	Watson Pharmaceuticals, Inc. (a)	1,840	57,242
	Wyeth	23,951	1,030,851

			10,282,183

Professional Services - 0.2%	Dun & Bradstreet Corp.	1,000	77,000
	Equifax, Inc.	2,279	55,722
	Monster Worldwide, Inc. (a)	2,171	17,694
	Robert Half International, Inc.	2,786	49,674

			200,090

Real Estate Investment Trusts (REITs) - 0.8%	Apartment Investment & Management Co. Class A	2,270	12,440
	AvalonBay Communities, Inc.	1,444	67,955

10

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Boston Properties, Inc.	2,100	$73,563
	Equity Residential	4,800	88,080
	HCP, Inc.	4,400	78,540
	Health Care REIT, Inc.	1,900	58,121
	Host Marriott Corp.	9,200	36,064
	Kimco Realty Corp.	4,300	32,766
	Plum Creek Timber Co., Inc.	3,100	90,117
	ProLogis	5,000	32,500
	Public Storage	2,200	121,550
	Simon Property Group, Inc.	4,497	155,776
	Ventas, Inc.	2,600	58,786
	Vornado Realty Trust	2,440	81,107

			987,365

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	3,100	12,493

Road & Rail - 0.9%	Burlington Northern Santa Fe Corp.	5,066	304,720
	CSX Corp.	7,208	186,327
	Norfolk Southern Corp.	6,786	229,028
	Ryder System, Inc.	1,084	30,688
	Union Pacific Corp.	9,114	374,677

			1,125,440

Semiconductors & Semiconductor Equipment - 2.6%	Advanced Micro Devices, Inc. (a)(b)	11,272	34,380
	Altera Corp.	5,347	93,840
	Analog Devices, Inc.	5,173	99,684
	Applied Materials, Inc.	24,062	258,666
	Broadcom Corp. Class A (a)	7,897	157,782
	Intel Corp.	100,288	1,509,334
	KLA-Tencor Corp.	3,100	62,000
	LSI Corp. (a)	11,496	34,948
	Linear Technology Corp.	4,064	93,391
	MEMC Electronic Materials, Inc. (a)	4,100	67,609
	Microchip Technology, Inc.	3,300	69,927
	Micron Technology, Inc. (a)	13,526	54,916
	National Semiconductor Corp.	3,508	36,027
	Novellus Systems, Inc. (a)	1,742	28,969
	Nvidia Corp. (a)	9,900	97,614
	Teradyne, Inc. (a)	2,938	12,868
	Texas Instruments, Inc.	23,371	385,855
	Xilinx, Inc.	4,913	94,133

			3,191,943

Software - 4.0%	Adobe Systems, Inc. (a)	9,560	204,488
	Autodesk, Inc. (a)	4,052	68,114
	BMC Software, Inc. (a)	3,401	112,233
	CA, Inc.	7,046	124,080
	Citrix Systems, Inc. (a)	3,229	73,104
	Compuware Corp. (a)	4,418	29,115
	Electronic Arts, Inc. (a)	5,700	103,683

11

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Intuit, Inc. (a)	5,786	$156,222
	McAfee, Inc. (a)	2,800	93,800
	Microsoft Corp.	137,686	2,529,292
	Novell, Inc. (a)	6,182	26,335
	Oracle Corp.	69,385	1,253,787
	Salesforce.com, Inc. (a)	1,800	58,914
	Symantec Corp. (a)	15,030	224,548

			5,057,715

Specialty Retail - 2.1%	Abercrombie & Fitch Co. Class A	1,500	35,700
	AutoNation, Inc. (a)	1,783	24,748
	AutoZone, Inc. (a)	708	115,135
	Bed Bath & Beyond, Inc. (a)	4,648	115,038
	Best Buy Co., Inc.	6,018	228,443
	GameStop Corp. Class A (a)	2,900	81,258
	The Gap, Inc.	8,403	109,155
	Home Depot, Inc.	30,559	719,970
	Limited Brands, Inc.	5,079	44,187
	Lowe’s Cos., Inc.	26,222	478,552
	Office Depot, Inc. (a)	4,940	6,471
	O'Reilly Automotive, Inc. (a)	2,400	84,024
	RadioShack Corp.	2,283	19,565
	The Sherwin-Williams Co.	1,766	91,779
	Staples, Inc.	12,792	231,663
	TJX Cos., Inc.	7,456	191,172
	Tiffany & Co.	2,147	46,289

			2,623,149

Textiles, Apparel & Luxury Goods - 0.5%	Coach, Inc. (a)	6,000	100,200
	Nike, Inc. Class B	7,034	329,824
	Polo Ralph Lauren Corp.	1,100	46,475
	VF Corp.	1,508	86,122

			562,621

Thrifts & Mortgage Finance - 0.2%	Hudson City Bancorp, Inc.	9,300	108,717
	People’s United Financial, Inc.	6,400	115,008

			223,725

Tobacco - 1.7%	Altria Group, Inc.	37,189	595,768
	Lorillard, Inc.	3,100	191,394
	Philip Morris International, Inc.	36,289	1,291,163
	Reynolds American, Inc.	3,000	107,520

			2,185,845

Trading Companies & Distributors - 0.1%	Fastenal Co. (b)	2,300	73,955
	W.W. Grainger, Inc.	1,221	85,690

			159,645

Wireless Telecommunication Services - 0.3%	American Tower Corp. Class A (a)	7,100	216,053
	Sprint Nextel Corp. (a)	50,891	181,681

			397,734

	Total Long Term Investments (Cost - $116,174,331) - 99.6%		124,778,935

12

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.646% (d)(f)	275,968	$275,968

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 1.17% (d)(f)(g)	$1,059	1,058,950

Total Short-Term Securities (Cost - $1,334,918) - 1.1%		1,334,918

Total Investments (Cost - $117,509,249*) - 100.7%		126,113,853
Liabilities in Excess Of Other Assets - (0.7)%		(865,500)

Net Assets - 100.0%		$125,248,353

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$124,346,738

Gross unrealized appreciation	$35,389,741
Gross unrealized depreciation	$(33,622,626)

Net unrealized appreciation	$1,767,115

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase		Sale	Realized
Affiliate	Cost		Cost	Loss	Income

BlackRock Liquidity Funds, TempFund	$275,968	**	—	—	$166
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$3,077,200 *	—	$5,141
BlackRock Liquidity Series, LLC Money Market Series	$718,450	**	—	—	$1,011
The PNC Financial Services Group, Inc.					$5,048
	$342,301		$534	—	$(515)

*	Represents net sale cost.

**	Represents net purchase cost.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with cash proceed from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

		Expiration		Unrealized
Contracts	Issue	Date	Face Value	Appreciation

11	S&P E-MINI	June 2009	$420,858	$16,282

13

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series’ own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*

	Assets	Assets
Level 1	$125,054,903	$16,282
Level 2	1,058,950	—
Level 3	—	—

Total	$126,113,853	$16,282

*	Other financial instruments are futures. Futures are valued at the unrealized appreciation/depreciation on the instrument.

14

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

ACE Securities Corp. Series 2003-OP1 Class A2, 0.798%, 12/25/33 (a)	USD	122	$48,598
ACE Securities Corp. Series 2005-ASP1 Class M1, 1.118%, 9/25/35 (a)		2,000	200,000
Bear Stearns Asset Backed Securities Trust Series 2005-4 Class A, 0.768%, 1/25/36 (a)		373	329,452
Bear Stearns Asset Backed Securities Trust Series 2005-HE10 Class A2, 0.728%, 11/25/35 (a)		900	860,533
Bear Stearns Asset Backed Securities Trust Series 2005-SD1 Class 1A2, 0.738%, 7/25/27 (a)		1,348	1,115,326
Bear Stearns Asset Backed Securities Trust Series 2006-HE8 Class 1A1, 0.508%, 10/25/36 (a)		633	586,622
Capital Auto Receivables Asset Trust Series 2004-2 Class D, 5.82%, 5/15/12 (b)		900	896,884
Chase Issuance Trust Series 2008-A9 Class A9, 4.26%, 5/15/13		1,155	1,150,825
Countrywide Asset Backed Certificates Series 2003-2 Class M1, 1.138%, 6/26/33 (a)		352	60,700
Countrywide Asset Backed Certificates Series 2003-BC3 Class A2, 0.756%, 9/25/33 (a)		172	95,954
Countrywide Asset Backed Certificates Series 2004-5 Class A, 0.888%, 10/25/34 (a)		349	178,757
Countrywide Asset Backed Certificates Series 2004-13 Class AF4, 4.583%, 1/25/33 (a)		1,683	1,209,314
Countrywide Asset Backed Certificates Series 2007-1 Class 2A1, 0.488%, 7/25/37 (a)		1,746	1,488,132
Daimler Chrysler Auto Trust Series 2006-D Class A3, 4.98%, 2/08/11		1,572	1,579,546
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF10 Class A6, 0.788%, 11/25/35 (a)		1,792	1,027,299
Honda Auto Receivables Owner Trust Series 2006-3 Class A3, 5.12%, 10/15/10		1,165	1,173,528
IXIS Real Estate Capital Trust Series 2007-HE1 Class A1, 0.498%, 5/25/37 (a)		1,278	913,206
Irwin Home Equity Corp. Series 2005-C Class 1A1, 0.698%, 4/25/30 (a)		331	302,226
JPMorgan Mortgage Acquisition Corp. Series 2006-HE3 Class A2, 0.508%, 11/25/36 (a)		455	417,083
Lehman XS Trust Series 2005-5N Class 3A2, 0.798%, 11/25/35 (a)		966	252,866
Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ, 0.738%, 12/25/34 (a)		155	84,591
Morgan Stanley ABS Capital I Series 2007-NC1 Class A2A, 0.488%, 11/25/36 (a)		761	720,016

1

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Asset-Backed Securities	(000)		Value

	New Century Home Equity Loan Trust Series 2005-2 Class A2MZ, 0.698%, 6/25/35 (a)	USD	487	$372,507
	Option One Mortgage Loan Trust Series 2003-4 Class A2, 0.758%, 7/25/33 (a)		533	239,794
	Park Place Securities, Inc. Series 2005-WCH1 Class A1B, 0.738%, 1/25/35 (a)		150	142,501
	Park Place Securities, Inc. Series 2005-WCH1 Class A3D, 0.778%, 1/25/35 (a)		131	119,891
	RAAC Series 2005-SP2 Class 2A, 0.738%, 6/25/44 (a)		1,994	972,560
	Residential Asset Mortgage Products, Inc. Series 2005-RS3 Class AI2, 0.608%, 3/25/35 (a)		201	193,317
	Residential Asset Securities Corp. Series 2003-KS5 Class AIIB, 0.736%, 7/25/33 (a)		210	104,932
	SLM Student Loan Trust Series 2002-1 Class A2, 1.202%, 4/25/17 (a)		1,379	1,341,565
	SLM Student Loan Trust Series 2005-4 Class A2, 1.172%, 4/26/21 (a)		570	550,909
	SLM Student Loan Trust Series 2008-5 Class A2, 2.192%, 10/25/16 (a)		2,770	2,708,872
	SLM Student Loan Trust Series 2008-5 Class A3, 2.392%, 1/25/18 (a)		700	683,683
	SLM Student Loan Trust Series 2008-5 Class A4, 2.792%, 7/25/23 (a)		1,890	1,786,397
	Structured Asset Securities Corp. Series 2004-23XS Class 2A1, 0.738%, 1/25/35 (a)		622	288,597
	USAA Auto Owner Trust Series 2005-3 Class A4, 4.63%, 5/15/12		1,956	1,971,308
	USAA Auto Owner Trust Series 2006-4 Class A3, 5.01%, 6/15/111,421 1,433,685
	USAA Auto Owner Trust Series 2006-4 Class A4, 4.98%, 10/15/12		2,825	2,878,748

	Total Asset-Backed Securities - 14.7%			30,480,724

Industry	Corporate Bonds

Aerospace & Defense - 0.0%	L-3 Communications Corp., 5.875%, 1/15/15		70	64,925

Air Freight & Logistics - 0.7%	United Parcel Service, Inc., 3.875%, 4/01/14		1,325	1,328,242
	United Parcel Service, Inc., 6.20%, 1/15/38		40	40,699

				1,368,941

Airlines - 0.4%	American Airlines, Inc. Series 2003-1, 3.857%, 1/09/12		390	343,119
	Continental Airlines, Inc. Series 2002-1, 6.563%, 8/15/13		600	507,000

				850,119

Capital Markets - 2.2%	The Bear Stearns Cos., Inc., 1.507%, 7/19/10 (a)		505	497,610
	Goldman Sachs Capital II, 5.793% (a)(c)		115	47,879
	The Goldman Sachs Group, Inc., 5.25%, 10/15/13		1,105	1,031,843

2

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Lehman Brothers Holdings, Inc., 5.625%, 1/24/13 (d)	USD	1,065	$127,800
	Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)		1,025	103
	Lehman Brothers Holdings, Inc. Series MTN, 7%, 9/27/27 (d)		555	70,763
	Morgan Stanley, 1.399%, 1/09/12 (a)		400	321,033
	Morgan Stanley, 6.25%, 8/28/17		115	106,741
	Morgan Stanley Series F, 5.55%, 4/27/17		905	805,308
	UBS AG, 5.75%, 4/25/18		900	752,809
	UBS AG Series DPNT, 5.875%, 12/20/17		985	847,190

				4,609,079

Chemicals - 0.1%	Huntsman International LLC, 7.875%, 11/15/14		200	82,000
	Huntsman International LLC, 7.375%, 1/01/15		105	43,050
	PolyOne Corp., 8.875%, 5/01/12		165	71,775

				196,825

Commercial Banks - 2.3%	Eksportfinans A/S, 5.50%, 5/25/16		700	749,339
	JPMorgan Chase Bank NA, 6%, 7/05/17		1,550	1,482,801
	Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		2,000	2,021,863
	Wachovia Bank NA, 6.60%, 1/15/38		650	514,056

				4,768,059

Computers & Peripherals - 0.4%	International Business Machines Corp., 5.70%, 9/14/17
			785	813,159

Consumer Finance - 0.5%	FIA Card Services NA, 4.625%, 8/03/09		665	658,552
	SLM Corp., 5.40%, 10/25/11		625	387,500

				1,046,052

Diversified Financial Services - 4.3%	Bank of America Corp., 4.875%, 9/15/12		780	703,973
	Bank of America Corp., 6%, 9/01/17 (e)		395	336,212
	Bank of America Corp., 5.75%, 12/01/17		240	201,549
	Corporacion Andina de Fomento, 6.875%, 3/15/12		810	798,072
	General Electric Capital Corp., 1.80%, 3/11/11		3,400	3,409,047
	General Electric Capital Corp., 6.15%, 8/07/37		1,115	824,564
	General Electric Capital Corp., 6.375%, 11/15/67 (a)		875	424,884
	JPMorgan Chase & Co, 1.65%, 2/23/11		2,150	2,159,013

				8,857,314

Diversified Telecommunication Services - 1.5%	AT&T Inc., 6.50%, 9/01/37		1,350	1,218,270
	Qwest Communications International, Inc., 7.50%, 2/15/14		200	173,000
	Qwest Communications International, Inc. Series B, 7.50%, 2/15/14		80	69,200
	Verizon Communications, Inc., 8.75%, 11/01/18		1,450	1,659,061

				3,119,531

Electric Utilities - 0.6%	Florida Power & Light Co., 5.95%, 2/01/38		375	379,110
	Florida Power Corp., 6.40%, 6/15/38		225	235,072
	Nevada Power Co., 6.65%, 4/01/36		575	480,337

3

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

	Southern California Edison Co. Series 08-A, 5.95%, 2/01/38	USD	225	$222,835

				1,317,354

Food Products - 0.6%	Kraft Foods, Inc., 6.50%, 8/11/17		1,185	1,220,239

Hotels, Restaurants & Leisure - 0.2%	Harrah’s Operating Co., Inc., 10%, 12/15/18 (b)		137	41,100
	Wendy's International, Inc., 6.25%, 11/15/11		435	395,850

				436,950

Household Durables - 1.2%	Centex Corp., 4.55%, 11/01/10		315	286,650
	Centex Corp., 5.125%, 10/01/13		385	304,150
	DR Horton, Inc., 6.875%, 5/01/13		630	529,200
	DR Horton, Inc., 5.625%, 9/15/14		185	145,225
	KB Home, 6.375%, 8/15/11		530	477,000
	Lennar Corp. Series B, 5.60%, 5/31/15		290	206,625
	Pulte Homes, Inc., 5.20%, 2/15/15		215	170,119
	Ryland Group, Inc., 5.375%, 5/15/12		195	169,650
	Toll Brothers Finance Corp., 4.95%, 3/15/14		180	152,788

				2,441,407

IT Services - 0.3%	First Data Corp., 9.875%, 9/24/15		455	266,175
	Sabre Holdings Corp., 6.35%, 3/15/16		810	307,800

				573,975

Independent Power Producers & Energy Traders - 0.3%	TXU Corp., 5.55%, 11/15/14		805	299,530
	Texas Competitive Electric Holdings Co LLC Series B, 10.25%, 11/01/15 (f)		690	345,000

				644,530

Insurance - 0.8%	Hartford Life Global Funding Trusts, 1.50%, 6/16/14		1,275	805,912
	Metropolitan Life Global Funding I,5.125%, 4/10/13 (b)		875	799,130

				1,605,042

Internet & Catalog Retail - 0.3%	Expedia, Inc., 7.456%, 8/15/18		660	554,400

Media - 3.2%	Comcast Corp., 6.50%, 1/15/17		355	351,420
	Comcast Corp., 6.45%, 3/15/37		800	698,920
	Comcast Corp., 6.95%, 8/15/37		230	214,179
	Cox Communications, Inc., 8.375%, 3/01/39 (b)		475	445,669
	News America Holdings, 9.25%, 2/01/13		330	350,111
	News America, Inc., 6.40%, 12/15/35		390	288,928
	News America, Inc., 6.75%, 1/09/38		555	560,006
	Rainbow National Services LLC, 10.375%,9/01/14 (b)		490	499,800
	Time Warner Cable, Inc., 5.85%, 5/01/17		850	762,022
	Time Warner Cos., Inc., 9.125%, 1/15/13		1,790	1,880,450
	Viacom, Inc., 5.75%, 4/30/11		610	594,237

				6,645,742

Multiline Retail - 1.2%	Macys Retail Holdings, Inc., 5.35%, 3/15/12		290	227,637
	Target Corp., 6%, 1/15/18		2,175	2,184,466

				2,412,103

4

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)		Value

Oil, Gas & Consumable Fuels - 2.1%	Anadarko Petroleum Corp., 5.95%, 9/15/16	USD	240	$206,707
	Anadarko Petroleum Corp., 6.45%, 9/15/36		290	202,700
	BP Capital Markets Plc, 3.125%, 3/10/12		915	918,767
	Conoco Phillips, 6.50%, 2/01/39		275	268,256
	Devon Financing Corp. ULC, 7.875%, 9/30/31		250	255,449
	Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		430	410,650
	MidAmerican Energy Holdings Co., 5.95%, 5/15/37		800	691,161
	Sabine Pass LNG LP, 7.50%, 11/30/16		530	355,100
	Shell International Finance B.V., 4%, 3/21/14		1,050	1,064,733
	Tennessee Gas Pipeline Co., 7%, 10/15/28		135	114,839

				4,488,362

Pharmaceuticals - 2.4%	Abbott Laboratories, 5.125%, 4/01/19		500	502,865
	EliLilly & Co., 3.55%, 3/06/12		435	444,428
	GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		650	676,259
	Novartis Securities Investment Ltd., 5.125%, 2/10/19		530	538,121
	Pfizer, Inc., 5.35%, 3/15/15		1,500	1,582,569
	Roche Holdings, Inc., 3.249%, 2/25/11 (a)(b)		215	214,618
	Roche Holdings, Inc., 5%, 3/01/14 (b)		950	972,351

				4,931,211

Road & Rail - 0.0%	The Hertz Corp., 8.875%, 1/01/14		195	118,219

Software - 0.2%	Oracle Corp., 5.75%, 4/15/18		470	490,501

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 6.50%, 2/15/12		600	480,000

Wireless Telecommunication Services - 0.2%	Verizon Wireless Capital LLC, 8.50%, 11/15/18 (b)		400	456,928

	Total Corporate Bonds-26.2%			54,510,967

	Foreign Government Obligations

	Bundesrepublik Deutschland Series 05, 4%, 1/04/37	EUR	750	1,007,962
	Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39		550	780,349
	Mexico Government International Bond, 6.375%, 1/16/13	USD	596	628,780

	Total Foreign Government Obligations - 1.2%			2,417,091

	US Government Agency Mortgage-Backed Securities

	Fannie Mae Guaranteed Pass-Through Certificates:
	4.00%, 4/01/24 (e)		3,100	3,151,342
	4.50%, 12/01/18 - 4/15/39 (g)(h)		14,723	15,092,636
	4.852%, 8/01/38 (a)		1,666	1,699,248
	5.00%, 4/15/24 - 4/15/39 (g)(h)		39,111	40,428,979
	5.50%, 4/15/24- 5/15/39 (g)		9,803	10,211,856
	5.57%, 4/01/37 (a)		1,086	1,124,738
	6.00%, 2/01/17 - 3/01/38 (g)		1,632	1,708,152
	Freddie Mac Mortgage Participation Certificates:
	4.50%, 10/01/34 - 4/01/39 (g)		4,133	4,225,171

5

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

US Government Agency	Par
Mortgage-Backed Securities	(000)		Value

5.05%, 4/01/38 (a)	USD	1,465	$1,502,882
5.50%, 10/01/34 - 4/15/39 (g)		10,626	11,026,011
5.867%, 4/01/37 (a)		846	880,235
7.00%, 10/01/31 - 9/01/32		519	558,554
7.50%, 5/01/32		140	150,939
Ginnie Mae MBS Certificates:
4.50%, 4/15/39 - 5/15/39 (g)		12,200	12,457,341
5.00%, 4/21/39 (g)		2,000	2,068,750
5.50%, 5/01/37 - 5/15/39 (g)		2,300	2,384,718
6.00%, 5/21/38 - 5/15/39 (g)		4,300	4,475,375
7.00%, 12/15/30 - 11/15/33		1,422	1,522,257

Total US Government Agency Mortgage-Backed Securities - 55.1%			114,669,184

US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations

Fannie Mae Trust Series 378 Class 4, 5%, 7/01/36 (i)		3,985	427,818
Fannie Mae Trust Series 387 Class 5, 5%, 3/25/38 (i)		543	71,141
Fannie Mae Trust Series 2005-47 Class PA, 5.50%, 9/25/24		294	297,417
Fannie Mae Trust Series 2007-30 Class WI, 6.371%, 4/25/37 (i)		3,868	307,681
Fannie Mae Trust Series 2007-108 Class AN, 8.861%, 11/25/37		1,217	1,341,173
Fannie Mae Trust Series 2008-2 Class SA, 5.881%, 2/25/38 (i)		1,959	164,644
Freddie Mac Multiclass Certificates Series 3068 Class VA, 5.50%, 10/15/16		1,140	1,189,440
Freddie Mac Multiclass Certificates Series 3087 Class VA, 5.50%, 3/15/15		3,109	3,224,667
Freddie Mac Multiclass Certificates Series 3137 Class XP, 6%, 4/15/36		1,82	7 1,932,100
Freddie Mac Multiclass Certificates Series 3171 Class ST, 6.152%, 6/15/36 (i)		3,272	272,391
Freddie Mac Multiclass Certificates Series 3218 Class SA, 6.237%, 9/15/36 (i)		1,52	1 119,004
Freddie Mac Multiclass Certificates Series 3501 Class SC, 5.444%, 1/15/39 (i)		1,090	74,594
Freddie Mac Multiclass Certificates Series 3501 Class SJ, 6.044%, 1/15/39 (i)		1,090	83,022
Ginnie Mae Trust Series 2007-59 Class SC, 6.03%, 7/20/37 (i)		2,74	2 177,802
Ginnie Mae Trust Series 2007-67 Class SI, 6.04%, 11/20/37 (i)		1,640	102,386

6

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	US Government Agency Mortgage-Backed	Par
	Securities - Collateralized Mortgage Obligations	(000)		Value

	Ginnie Mae Trust Series 2007-72 Class US, 6.08%, 11/20/37 (i)	USD	4,362	$252,784

	Total US Government Agency Mortgage-Backed Securities - Collateralized Mortgage Obligations - 4.8%			10,038,064

	Non-Government Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations - 15.1%	Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 3A1, 5.371%, 8/25/35 (a)		10,051	6,496,154

	Bear Stearns Adjustable Rate Mortgage Trust Series 2006-2 Class 2A1, 5.65%, 7/25/36 (a)		1,413	720,906
	Citimortgage Alternative Loan Trust Series 2007-A8 Class A1, 6%, 10/25/37		2,367	1,099,155
	Countrywide Alternative Loan Trust Series 2006-OC10 Class 2A1, 0.528%, 11/25/36 (a)		770	676,432
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 2A1, 0.638%, 4/25/46 (a)		405	144,154
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2006-0A5 Class 3A1, 0.638%, 4/25/46 (a)		747	298,820
	Countrywide Home Loan Mortgage Pass-Through Trust Series 2007-J3 Class A10, 6%, 7/25/37		1,658	759,615
	Credit Suisse Mortgage Capital Certificates Series 2006-8 Class 3A1, 6%, 10/25/21		471	267,122
	First Horizon Asset Securities, Inc. Series 2005-AR3 Class 3A1, 5.504%, 8/25/35 (a)		487	351,064
	GSR Mortgage Loan Trust Series 2005-AR4 Class 6A1, 5.25%, /25/35 (a)		6,163	3,956,417
	Impac Secured Assets CMN Owner Trust Series 2004-3 Class 1A4, 1.238%, 11/25/34 (a)		385	179,565
	Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1, 1.038%, 11/25/34 (a)		2,200	317,894
	JPMorgan Mortgage Trust Series 2006-S2 Class 2A2, 5.875%, 7/25/36		204	147,927
	JPMorgan Mortgage Trust Series 2007-S1 Class 1A2, 5.50%, 3/25/22		208	154,628
	Residential Accredit Loans, Inc. Series 2006-Q02 Class A1, 0.658%, 2/25/46 (a)		597	248,951
	Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 Class 2A1, 5.734%, 4/25/37 (a)		2,753	1,404,846
	Structured Asset Securities Corp. Series 2005-GEL2 Class A, 0.718%, 4/25/35 (a)		252	210,219
	Structured Asset Securities Corp. Series 2005-OPT1 Class A4M, 0.788%, 11/25/35 (a)		736	472,175
	WaMu Mortgage Pass-Through Certificates Series 2006-AR18 Class 1A1, 5.307%, 1/25/37 (a)		2,142	1,035,501
	WaMu Mortgage Pass-Through Certificates Series 2007-0A4 Class 1A, 2.403%, 5/25/47 (a)		442	167,210

7

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Non-Government Agency	Par
	Mortgage-Backed Securities	(000)		Value

	WaMu Mortgage Pass-Through Certificates Series 2007-HY3 Class 1A1, 5.589%, 3/25/37 (a)	USD	6,976	$3,407,401
	WaMu Mortgage Pass-Through Certificates Series 2007-0A5 Class 1A, 2.264%, 6/25/47 (a)		387	136,059
	Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15 Class 2A1, 5.114%, 9/25/35 (a)		3,731	2,865,481
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2 Class 2A5, 5.077%, 3/25/36 (a)		2,278	1,303,878
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR3 Class A4, 5.705%, 3/25/36 (a)		2,895	1,611,355
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR4 Class 2A4, 5.776%, 4/25/36 (a)		400	203,931
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR12 Class 2A1, 6.096%, 9/25/36 (a)		688	431,989
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR15 Class A1, 5.657%, 10/25/36 (a)		3,390	1,771,425
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR17 Class A1, 5.328%, 10/25/36 (a)		1,080	597,216

				31,437,490

Commercial Mortgage-Backed Securities - 23.1%	Bank of America Commercial Mortgage, Inc. Series 2003-2 Class A3, 4.873%, 3/11/41 (a)		2,800	2,517,971
	Bank of America Commercial Mortgage, Inc. Series 2007-2 Class A4, 5.867%, 4/10/49 (a)		2,400	1,740,133
	Bear Stearns Commercial Mortgage Securities Series 1998-C1 Class A2, 6.44%, 6/16/30		80	79,973
	Bear Stearns Commercial Mortgage Securities Series 2005-PWR8 Class A4, 4.674%, 6/11/41		2,800	2,203,412
	Bear Stearns Commercial Mortgage Securities Series 2007-PW18 Class A4, 5.70%, 10/11/17		450	341,257
	CS First Boston Mortgage Securities Corp. Series 2002-CP5 Class A1, 4.106%, 12/15/35		1,006	972,235
	Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2, 7.198%, 1/15/32		2,256	2,267,076
	Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4, 5.431%, 10/15/49		230	159,196
	Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM, 5.888%, 12/10/49 (a)		975	398,921
	Citigroup Commercial Mortgage Trust Series 2008-C7 Class A4, 6.096%, 12/10/49 (a)		970	719,113
	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD5 Class A4, 5.886%, 11/15/44 (a)		875	626,334
	Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (a)		815	739,130
	First Union National Bank Commercial Mortgage Series 1999-C4 Class E, 7.942%, 12/15/31 (a)(b)		2,770	2,670,735

8

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Non-Government Agency	Par
Mortgage-Backed Securities	(000)		Value

First Union National Bank Commercial Mortgage Series 2001-C2 Class B, 6.819%, 1/12/43	USD	3,275	$3,277,926
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.506%, 4/10/38 (a)		2,850	2,597,999
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A4, 4.755%, 6/10/36		4,180	3,989,981
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5, 4.883%, 6/10/36		2,720	2,432,374
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AJ, 5.301%, 4/10/37 (a)		785	310,856
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB2 Class A3, 6.429%, 4/15/35		2,735	2,715,620
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD1 Class A2, 5.992%, 6/15/49 (a)		950	758,261
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-LD12 Class A2, 5.827%, 2/15/51		770	649,058
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2, 7.95%, 5/15/25 (a)		2,513	2,544,359
LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5, 4.739%, 7/15/30		2,950	2,268,641
LB-UBS Commercial Mortgage Trust Series 2006-C1 Class A4, 5.156%, 2/15/31		1,915	1,460,660
LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3, 5.43%, 2/15/40		1,750	1,167,773
Morgan Stanley Capital I Series 2007-HQ12 Class A2, 5.632%, 4/12/49 (a)		345	286,983
Morgan Stanley Dean Witter Capital I Series 2000-LIFE Class A2, 7.57%, 11/15/36 (a)		2,016	2,031,723
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C1 Class A2, 7.52%, 12/18/09 (a)		1,893	1,905,538
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A6A, 5.11%, 7/15/42 (a)		2,480	1,959,684
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A3, 5.274%, 10/15/44 (a)		775	716,294
Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A3, 6.011%, 6/15/45 (a)		1,970	1,481,612
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 Class AJ, 5.632%, 10/15/48 (a)		195	50,523
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class AJ, 5.368%, 11/15/48 (a)		195	48,186

			48,089,537

Total Non-Government Agency Mortgage-Backed Securities - 38.2%			79,527,027

US Government Obligations

Fannie Mae, 1.75%, 3/23/11 (h)		3,160	3,180,335

9

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
Industry	US Government Obligations	(000)		Value

	Fannie Mae, 2%, 1/09/12 (h)	USD	2,335	$2,358,499
	Fannie Mae, 2.75%, 2/05/14 (h)		2,000	2,029,366
	Fannie Mae, 2.75%, 3/13/14 (h)		4,000	4,047,748
	Fannie Mae, 5.25%, 9/15/16 (h)		1,675	1,880,986
	Federal Home Loan Bank of Chicago, 5.625%, 6/13/16		1,285	1,254,466
	Federal Home Loan Banks, 5.375%, 5/15/19 (h)		2,940	3,227,294
	Freddie Mac, 2.125%, 3/23/12 (h)		1,750	1,763,262
	Freddie Mac, 5.75%, 6/27/16 (e)		1,345	1,401,972
	U.S. Treasury Notes, 1.875%, 2/28/14		40	40,438
	U.S. Treasury Notes, 2.75%, 2/15/19		5,950	5,982,547
	U.S. Treasury Notes, 4.375%, 2/15/38		580	658,844
	U.S. Treasury Notes, 4.50%, 5/15/38 (j)		585	682,988

	Total US Government Obligations - 13.7%			28,508,745

Industry	Capital Trusts

Capital Markets - 0.0%	Lehman Brothers Holdings Capital Trust VII, 5.857% (c)(d)		185	19

Commercial Banks - 0.6%	BAC Capital Trust VI, 5.625%, 3/08/35 (e)		665	282,703
	Barclays Bank Plc, 8.55% (a)(b)(c)		1,250	450,000
	Royal Bank of Scotland Group Plc Series MTN, 7.64% (a)(c)		1,100	247,500
	Wells Fargo & Co. Series K, 7.98%, 2/28/49 (a)		565	265,550

				1,245,753

				904,237
Diversified Financial Services - 0.4%	JPMorgan Chase & Co., 7.90% (a)(c)		1,000	642,640
	JPMorgan Chase Capital XXV, 6.80%, 10/01/37		395	261,597

				904,237

Insurance - 1.0%	American International Group, Inc., 8.175%, 5/15/58 (a)(b)		243	20,704
	Chubb Corp., 6.375%, 3/29/67 (a)		675	385,297
	Lincoln National Corp., 7%, 5/17/66 (a)		470	98,700
	MetLife, Inc., 6.40%, 12/15/66		895	375,900
	Progressive Corp., 6.70%, 6/15/37 (a)		650	292,394
	Reinsurance Group of America, 6.75%, 12/15/65 (a)		345	134,709
	The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		830	440,449
	ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		530	217,300

				1,965,453

	Total Capital Trusts - 2.0%			4,115,462

	Total Long-Term Securities (Cost - $372,724,768) - 155.9%			324,267,264

			Beneficial
			Interest
	Short-Term Securities		(000)

U.S. Government Obligations -2.0%	Federal Home Loan Bank, 0.11%, 5/04/09	USD	4,100	4,099,587

	Total Short-Term Securities (Cost - $4,099,587) - 2.0%

				4,099,587

10

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Options Purchased	Contracts (k)	Value

Over-the-Counter Call Swaptions	Receive a fixed rate of 5.705% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Deutsche Bank AG	10	$1,793,920

Over-the-Counter Put Swaptions	Pay a fixed rate of 5.705% and receive a floating rate based on 3-month LIBOR, expiring May 2012, Broker Deutsche Bank AG	10	140,220

	Total Options Purchased (Premiums Paid - $756,500) - 0.9%		1,934,140

	Total Investments Before TBA Sale Commitments and Options Written (Cost - $377,580,855*) - 158.8%		330,300,991

		Par
TBA Sale Commitments		(000)

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 12/01/18 - 4/15/39	USD	(9,100)	(9,299,063)
5.00%, 4/15/24 - 4/15/39		(31,000)	(32,013,125)
5.50%, 4/15/24 - 5/15/39		(6,300)	(6,538,216)
6.00%, 2/01/17 - 3/01/38		(700)	(731,062)
Freddie Mac, 4.50%, 10/01/34 - 10/01/39		(4,000)	(4,082,500)
Ginnie Mae MBS Certificates 4.50%, 4/15/39 - 5/15/39		(6,100)	(6,239,153)

Total TBA Sale Commitments (Proceeds Received - $58,363,563) - (28.3)%			(58,903,119)

	Options Written	Contracts (k)

Over-the-Counter Call Swaptions	Pay a fixed rated of 4.10% and receive a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker JPMorgan Chase Bank	12	(1,258,692)
	Pay a fixed rated of 3.31% and receive a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker JPMorgan Chase Bank	2	(99,735)
	Pay a fixed rated of 3.47% and receive a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker Deutsche Bank AG	2	(123,940)
	Pay a fixed rate of 4.875% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Deutsche Bank AG	5	(805,756)
	Pay a fixed rate of 5.40% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker Union Bank of Switzerland, AG	5	(855,326)
	Pay a fixed rate of 5.56% and receive a floating rate based on 3-month LIBOR, expiring October 2012, Broker Union Bank of Switzerland, AG	23	(4,446,745)

			(7,590,194)

Over-the-Counter Put Swaptions	Receive a fixed rate of 4.75% and pay a floating rate based on 3-month USD LIBOR, expiring May 2009, Broker JPMorgan Chase Bank	12	(36)

11

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Options Written	Contracts(k)

Receive a fixed rate of 3.31% and pay a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker JPMorgan Chase Bank	2	$(69,923)
Receive a fixed rate of 3.47% and pay a floating rate based on 3-month USD LIBOR, expiring March 2010, Broker Deutsche Bank AG	2	(60,610)
Receive a fixed rate of 4.875% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Deutsche Bank AG	54	(30,672)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker Union Bank of Switzerland, AG	5	(34,411)
Receive a fixed rate of 5.56% and pay a floating rate based on 3-month LIBOR, expiring October 2012, Broker Union Bank of Switzerland, AG	23	(116,492)

		(312,144)

Total Options Written (Premiums Received - $3,712,000) - (3.8)%		(7,902,338)

Total Investments, Net of TBA Sale Commitments and Options Written (Cost -$315,505,292) - 126.7%		263,495,534
Liabilities in Excess of Other Assets - (26.7)%		(55,521,467)

Net Assets - 100.0%		$207,974,067

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$377,761,216

Gross unrealized appreciation	$4,598,913
Gross unrealized depreciation	(52,059,138)

Net unrealized depreciation	$(47,460,225)

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owned can be recovered through demand.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security has been pledged as collateral for futures.

(f)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the effective yield as of report date.

(g)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing securities for which all specific information is not available at this time.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

Bank of America N.A.	$4,192,030	$37,023
Barclays Capital Plc	$(2,245,375)	$(9,868)
Citigroup NA	$14,363,845	$100,656

12

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

Credit Suisse International	$(4,493,501)	$(134,621)
Deutsche Bank AG	$19,337,406	$203,890
Goldman Sachs Bank USA	$(3,065,625)	$(26,049)
JP Morgan Chase Bank	$(5,929,159)	$(74,468)

(h)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(i)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(j)	All or a portion of security has been pledged as collateral in connection with swaps.

(k)	One contract represents a notional amount of $1,000,000.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

98	10-Year U.S. Treasury Bond	June 2009	$12,076,739	$82,917
26	30-Year U.S. Treasury Bond	June 2009	$3,239,445	132,836

Total				$215,753

•	Financial futures contracts sold as of March 31, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

1	5-Year U.S. Treasury Bond	June 2009	$119,565	$(799)
63	Euro Dollar Futures	June 2009	$15,587,392	(10,642)
13	Euro Dollar Futures	September 2009	$3,223,090	(8,677)
13	Euro Dollar Futures	December 2009	$3,218,540	(9,002)
8	Euro Dollar Futures	March 2010	$1,981,397	(7,397)
8	Euro Dollar Futures	June 2010	$1,979,749	(8,849)
8	Euro Dollar Futures	September 2010	$1,977,959	(10,259)
8	Euro Dollar Futures	December 2010	$1,974,759	(11,159)
3	Euro Dollar Futures	March 2011	$739,882	(4,657)
3	Euro Dollar Futures	June 2011	$738,457	(4,694)
3	Euro Dollar Futures	September 2011	$736,802	(4,502)
3	Euro Dollar Futures	December 2011	$734,740	(4,052)

Total				$(84,689)

•	Foreign currency exchange contracts as of March 31, 2009 were as follows:

					Settlement	Unrealized
Currency Purchased		Currency Sold		Counterparty	Date	Depreciation

USD	2,293,434	EUR	1,782,000	Citibank NA	5/20/09	$(74,148)

13

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Interest rate swaps outstanding as of March 31, 2009 were as follows:

					Notional	Unrealized
	Floating				Amount	Appreciation
Fixed Rate	Rate	Counterparty	Expiration		(000)	(Depreciation)

5.273% (a)	3-month LIBOR	Citibank NA	October 2009	USD	14,000	$322,586
1.755% (b)	3-month LIBOR	Deutsche Bank AG	March 2011	USD	4,200	(30,080)
4.88% (b)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	17,000	1,750,153
4.667% (b)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	3,000	290,444
5.023% (b)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	12,400	1,346,393
2.531% (b)	3-month LIBOR	Citibank NA	March 2014	USD	4,100	(61,199)
2.24% (a)	3-month LIBOR	Deutsche Bank AG	March 2014	USD	3,200	3,794
2.628% (b)	3-month LIBOR	Deutsche Bank AG	March 2014	USD	8,500	(166,055)
2.9% (a)	3-month LIBOR	Deutsche Bank AG	February 2019	USD	1,600	5,053
3.173% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2019	USD	13,600	363,243
3.24% (b)	3-month LIBOR	Deutsche Bank AG	March 2019	USD	1,700	(54,415)
3.17% (b)	3-month LIBOR	Deutsche Bank AG	March 2019	USD	3,700	95,743
3.223% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2019	USD	1,700	52,896
3.063% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2019	USD	2,500	41,343
5.411% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	4,530	1,165,533

Total						$5,125,432

(a)	Trust pays floating interest rate and receives fixed rate.

(b)	Trust pays fixed interest rate and receives floating rate.

14

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2009 were as follows:

	Pay				Notional	Unrealized
	Fixed				Amount	Appreciation
Issuer	Rate	Counterparty	Expiration		(000)	(Depreciation)

Centrex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	315	$(11,812)
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	1,355	21,284
Limited Brands, Inc.	1.065%	UBS AG	December 2010	USD	1,355	92,725
Knight, Inc.	1.80%	Credit Suisse International	January 2011	USD	430	(1,817)
Sara Lee. Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD	1,225	(626)
Viacom, Inc.	2.40%	Deutsche Bank AG	June 2011	USD	610	5,485
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	1,185	(5,040)
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD	530	—
United Rentals, Inc.	5.00%	JPMorgan Chase Bank NA	March 2012	USD	528	2,060
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	195	(7,452)
Polyone Corp.	5.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	95	(1,187)
Macy’s, Inc.	8.00%	UBS AG	June 2012	USD	290	—
D R Horton, Inc.	5.00%	JPMorgan Chase Bank NA	June 2013	USD	630	(21,841)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	115	(837)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	345	(2,510)
Expedia, Inc.	5.00%	Goldman Sachs Bank USA	September 2013	USD	100	(2,777)
Wendy’s International, Inc.	3.00%	JPMorgan Chase Bank NA	September 2013	USD	435	(8,443)
Eastman Chemical Co.	1.00%	Morgan Stanley Capital Services, Inc.	September 2013	USD	1,170	34,859

15

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2009 were as follows:

	Pay				Notional	Unrealized
	Fixed				Amount	Appreciation
Issuer	Rate	Counterparty	Expiration		(000)	(Depreciation)

Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	385	$(3,210)
Hertz Corp.	5.00%	Goldman Sachs Bank USA	March 2014	USD	60	(5,535)
Tyson Foods	4.25%	Goldman Sachs Bank USA	March 2014	USD	63	(47,756)
Toll Brothers Finance Corp.	2.0%	JPMorgan Chase Bank NA	March 2014	USD	180	(1,945)
DR Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	185	(10,264)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	112	(3,753)
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	471	(34,426)
Pulte-homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	215	(6,297)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	68	7,514
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	290	(13,099)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	76	(3,062)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	139	(6,662)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	111	(5,295)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	194	(22,331)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	192	(24,356)

Total						$(88,406)

16

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
•	Reverse repurchase agreements outstanding as of March 31, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Credit Suisse International	0.80%	3/12/09	4/13/09	$13,771,786	$13,762,000
JPMorgan Chase	0.33%	3/12/09	Open	17,902,238	17,902,238

Total				$31,674,024	$31,664,238

•	Currency Abbreviations:

EUR Euro

USD US Dollar
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in		Other Financial
Inputs	Securities		Instruments*
	Assets	Liabilities	Assets	Liabilities
Level 1	—	—	$215,753	$(84,689)
Level 2	$326,825,286	$(90,567,357)	7,535,248	(8,540,568)
Level 3	1,541,565	—	—	—

Total	$328,366,851	$(90,567,357)	$7,751,001	$(8,625,257)

*	Other financial instruments are swaps, futures, foreign currency exchange contracts and options. Swaps, futures and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

17

BlackRock Variable Series Funds, Inc. — BlackRock Total Return V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Balance, as of January 1, 2009	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(1,838,592)
Net purchases (sales)	—
Net transfers in/out of Level 3	3,380,157

Balance, as of March 31, 2009	$1,541,565

18

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Construction & Engineering - 0.5%	Quanta Services, Inc. (a)	6,261	$134,298

Diversified Telecommunication Services - 17.3%	AT&T Inc.	40,447	1,019,264
	BCE, Inc.	9,300	185,070
	Cable & Wireless Plc	30,000	59,994
	Deutsche Telekom AG	9,100	112,713
	France Telecom SA	7,200	164,140
	Frontier Communications Corp.	22,200	159,396
	GVT Holding SA (a)	8,400	94,583
	Koninklijke KPN NV	13,100	174,899
	Manitoba Telecom Services, Inc.	9,600	243,274
	Qwest Communications International, Inc.	117,500	401,850
	TW Telecom, Inc. (a)	12,000	105,000
	Telefonica SA	25,088	500,289
	Verizon Communications, Inc.	38,000	1,147,600
	Windstream Corp.	13,055	105,223

			4,473,295

Electric Utilities - 35.2%	Allegheny Energy, Inc.	9,700	224,749
	American Electric Power Co., Inc.	19,300	487,518
	CPFL Energia SA (b)	3,600	146,052
	Cia Energetica de Minas Gerais (b)	15,303	226,178
	DPL, Inc.	23,600	531,944
	Duke Energy Corp.	51,843	742,392
	E.ON AG	2,700	74,882
	EDP - Energias do Brasil SA	10,900	114,274
	Edison International	5,300	152,693
	Electricite de France SA	2,600	101,969
	Entergy Corp.	12,000	817,080
	Exelon Corp.	13,700	621,843
	FPL Group, Inc.	23,600	1,197,228
	FirstEnergy Corp.	17,000	656,200
	ITC Holdings Corp.	15,700	684,834
	Iberdrola SA	34,700	243,455
	NV Energy, Inc.	6,900	64,791
	Northeast Utilities, Inc.	6,400	138,176
	PPL Corp.	30,600	878,526
	Progress Energy, Inc.	3,600	130,536
	The Southern Co.	28,700	878,794

			9,114,114

Electronic Equipment, Instruments & Components - 0.3%	Itron, Inc. (a)	1,800	85,230

Gas Utilities - 4.0%	EQT Corp	9,200	288,236
	New Jersey Resources Corp.	6,450	219,171
	Questar Corp.	13,500	397,305
	UGI Corp.	6,000	141,660

			1,046,372

Independent Power Producers & Energy Traders - 6.6%	AES Tiete SA (Preference Shares)	20,500	156,948
	Constellation Energy Group, Inc.	21,300	440,058

1

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	International Power Plc	39,500	$119,290
	NRG Energy, Inc. (a)	44,100	776,160
	Ormat Technologies, Inc.	8,000	219,680

			1,712,136

Media - 0.4%	Vivendi SA	4,000	105,796

Multi-Utilities - 17.4%	CMS Energy Corp.	39,500	467,680
	Centrica Plc	57,475	187,617
	Consolidated Edison, Inc.	12,000	475,320
	Dominion Resources, Inc.	17,000	526,830
	GDF Suez	9,723	333,447
	NSTAR	8,000	255,040
	National Grid Plc	16,438	126,252
	PG&E Corp.	16,200	619,164
	Public Service Enterprise Group, Inc.	39,600	1,167,012
	RWE AG	1,300	91,040
	Wisconsin Energy Corp.	5,900	242,903

			4,492,305

Oil, Gas & Consumable Fuels - 3.5%	Consol Energy, Inc.	2,200	55,528
	Devon Energy Corp.	3,000	134,070
	EOG Resources, Inc.	2,500	136,900
	Range Resources Corp.	1,700	69,972
	Southwestern Energy Co. (a)	5,500	163,295
	Spectra Energy Corp.	12,621	178,461
	Williams Cos., Inc.	13,800	157,044

			895,270

Water Utilities - 2.9%	American States Water Co.	1,000	36,320
	American Water Works Co., Inc.	7,600	146,224
	Aqua America, Inc.	9,500	190,000
	California Water Service Group	4,200	175,812
	Cia Saneamento (Preference Shares) (a)(c)	108	5,810
	Companhia de Saneamento de Minas Gerais	10,900	92,801
	Northumbrian Water Group Plc	32,300	101,079

			748,046

Wireless Telecommunication Services - 6.0	America Movil, SA de CV (b)	8,700	235,596
	American Tower Corp. Class A (a)	7,000	213,010
	MetroPCS Communications, Inc. (a)	5,500	93,940
	Millicom International Cellular SA	2,500	92,600
	Rogers Communications, Inc. Class B	5,100	116,433
	SBA Communications Corp. Class A (a)	11,300	263,290
	Sprint Nextel Corp. (a)	23,000	82,110
	Vodafone Group Plc (b)	25,437	443,113
			1,540,092

	Total Long-Term Investments (Cost - $25,827,282) - 94.1%		24,346,954

2

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund

Schedule of Investments March 31,2009 (Unaudited)	(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.65% (d)(e)	1,458,260	$1,458,260
Total Short-Term Securities
(Cost - $1,458,260) - 5.7%		1,458,260
Total Investments (Cost - $27,285,542*) - 99.8%		25,805,214
Other Assets Less Liabilities - 0.2%		63,582

Net Assets - 100.0%		$25,868,796

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,507,179

Gross unrealized appreciation	$2,355,191
Gross unrealized depreciation	(4,057,156)

Net unrealized depreciation	$(1,701,965)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Convertible security.

(d)	Represents the current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,458,260	$396
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,615,283)	$2,705
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

3

BlackRock Variable Series Funds, Inc. — BlackRock Utilities and Telecommunications V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities Assets

Level 1	$23,302,543
Level 2	2,496,861
Level 3	5,810

Total	$25,805,214

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Balance, as of January 1, 2009	$5,780
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	30
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of March 31, 2009	$5,810

4

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.5%	Curtiss-Wright Corp.	94,600	$2,653,530
	Triumph Group, Inc.	20,800	794,560

			3,448,090

Airlines - 0.1%	Republic Airways Holdings, Inc. (a)	13,700	88,776

Auto Components - 0.3%	Autoliv, Inc.	20,000	371,400

Biotechnology - 1.5%	Cepheid, Inc. (a)	14,400	99,360
	Facet Biotech Corp. (a)	5,520	52,440
	Maxygen, Inc. (a)	26,800	182,240
	Neurogen Corp. (a)	214,800	47,256
	PDL BioPharma, Inc.	115,800	819,864
	Regeneron Pharmaceuticals, Inc. (a)	50,500	699,930
	Vical, Inc. (a)	109,900	211,008

			2,112,098

Building Products - 0.8%	Ameron International Corp.	20,500	1,079,530

Capital Markets - 1.5%	Affiliated Managers Group, Inc. (a)	8,500	354,535
	Investment Technology Group, Inc. (a)	42,200	1,076,944
	optionsXpress Holdings, Inc.	30,900	351,333
	Thomas Weisel Partners Group, Inc. (a)	77,900	278,882

			2,061,694

Chemicals - 0.8%	Arch Chemicals, Inc.	2,500	47,400
	NewMarket Corp.	17,500	775,250
	Spartech Corp.	135,500	333,330

			1,155,980

Commercial Banks - 7.9	BancorpSouth, Inc.	44,600	929,464
	Bank of Hawaii Corp.	16,800	554,064
	Cullen/Frost Bankers, Inc.	15,200	713,488
	First Financial Bankshares, Inc.	13,900	669,563
	First Financial Corp.	12,300	453,870
	First Horizon National Corp.	47,124	506,115
	First Merchants Corp.	9,800	105,742
	First Midwest Bancorp, Inc.	113,800	977,542
	Glacier Bancorp, Inc. (b)	39,200	615,832
	IBERIABANK Corp.	12,300	565,062
	MetroCorp Bancshares, Inc.	64,750	180,005
	PrivateBancorp, Inc.	27,300	394,758
	Provident Bankshares Corp.	86,200	607,710
	Republic Bancorp, Inc. Class A	33,400	623,578
	S&T Bancorp, Inc.	34,300	727,503
	Texas Capital Bancshares, Inc. (a)	59,600	671,096
	United Bankshares, Inc. (b)	47,600	820,624
	Univest Corp. of Pennsylvania	21,100	369,250
	Wilmington Trust Corp.	51,000	494,190

			10,979,456

Commercial Services & Supplies - 0.2%	Team, Inc. (a)	19,000	222,680

Communications Equipment - 4.4%	ADC Telecommunications, Inc. (a)(b)	143,300	629,087
	Avocent Corp. (a)	43,600	529,304
	Emulex Corp. (a)	52,900	266,087

1

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Harmonic, Inc. (a)	120,500	$783,250
	Tellabs, Inc. (a)	846,500	3,876,970

			6,084,698

Construction & Engineering - 1.4%	Layne Christensen Co. (a)	43,800	703,866
	URS Corp. (a)	31,000	1,252,710

			1,956,576
Consumer Finance - 0.4%	Ezcorp, Inc. (a)	48,200	557,674

Containers & Packaging - 0.2%	Packaging Corp. of America	7,400	96,348
	Rock-Tenn Co. Class A	7,900	213,695
	Smurfit-Stone Container Corp. (a)	963,600	35,653

			345,696

Diversified Consumer Services - 0.8%	Universal Technical Institute, Inc.(a)	88,400	1,060,800

Electric Utilities - 2.7%	Allete, Inc.	38,400	1,024,896
	Cleco Corp.	47,500	1,030,275
	El Paso Electric Co. (a)	50,700	714,363
	Portland General Electric Co.	19,600	344,764
	UIL Holdings Corp.	31,200	696,384

			3,810,682

Electrical Equipment - 0.3%	Hubbell, Inc. Class B	15,300	412,488

Electronic Equipment, Instruments & Components - 1.5%	Anixter International, Inc. (a)	42,000	1,330,560
	Ingram Micro, Inc. Class A (a)	48,900	618,096
	Vishay Intertechnology, Inc. (a)	60,800	211,584

			2,160,240

Energy Equipment & Services - 2.0%	CARBO Ceramics, Inc. (b)	69,500	1,976,580
	Dresser-Rand Group, Inc. (a)	6,400	141,440
	Key Energy Services, Inc. (a)	142,700	410,976
	Oil States International, Inc. (a)	23,600	316,712

			2,845,708

Food & Staples Retailing - 0.4%	The Andersons, Inc.	43,400	613,676

Food Products - 2.6%	Dean Foods Co. (a)	50,100	905,808
	Flowers Foods, Inc.	44,600	1,047,208
	Hain Celestial Group, Inc. (a)	57,808	823,186
	Smithfield Foods, Inc. (a)(b)	70,100	663,146
	TreeHouse Foods, Inc. (a)	4,700	135,313

			3,574,661

Gas Utilities - 3.2%	Atmos Energy Corp.	58,500	1,352,520
	New Jersey Resources Corp.	30,600	1,039,788
	Northwest Natural Gas Co.	7,900	343,018
	Piedmont Natural Gas Co.	27,600	714,564
	Southwest Gas Corp.	49,500	1,042,965

			4,492,855

Health Care Equipment & Supplies - 2.6%	The Cooper Cos., Inc.	21,600	571,104
	DexCom, Inc. (a)	114,300	473,202
	Merit Medical Systems, Inc. (a)	22,900	279,609
	OraSure Technologies, Inc. (a)	498,200	1,260,446
	Wright Medical Group, Inc. (a)	78,800	1,026,764

			3,611,125

2

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Health Care Providers & Services - 1.4%	AMERIGROUP Corp. (a)	12,500	$344,250
	MedCath Corp. (a)	58,000	421,660
	Owens & Minor, Inc.	16,200	536,706
	PharMerica Corp. (a)	12,600	209,664
	Res-Care, Inc. (a)	30,300	441,168

			1,953,448
Health Care Technology - 1.1%	Cerner Corp. (a)(b)	31,400	1,380,658
	Merge Healthcare, Inc. (b)	149,500	201,825

			1,582,483

Hotels, Restaurants & Leisure - 1.7%	Burger King Holdings, Inc.	70,500	1,617,975
	Chipotle Mexican Grill, Inc. Class A(a)	2,100	139,398
	O’Charleys, Inc.	208,600	627,886

			2,385,259

Household Durables - 0.3%	Furniture Brands International, Inc.	244,000	358,680

IT Services - 2.6%	Convergys Corp. (a)	454,100	3,669,128

Insurance - 2.7%	Aspen Insurance Holdings Ltd.	37,100	833,266
	HCC Insurance Holdings, Inc.	8,600	216,634
	The Hanover Insurance Group, Inc.	30,100	867,482
	IPC Holdings, Ltd.	22,800	616,512
	Presidential Life Corp.	19,400	151,126
	Prudential Financial, Inc.	35,100	667,602
	Reinsurance Group of America, Inc.	12,800	414,592

			3,767,214

Internet Software & Services - 3.7%	Bankrate, Inc. (a)(b)	23,955	597,677
	IAC/InterActiveCorp. (a)	96,500	1,469,695
	RealNetworks, Inc. (a)	442,300	1,030,559
	ValueClick, Inc. (a)	174,000	1,480,740
	Vignette Corp. (a)	85,600	571,808

			5,150,479

Life Sciences Tools & Services - 0.9%	Affymetrix, Inc. (a)	130,000	425,100
	Exelixis, Inc. (a)	100,000	460,000
	Parexel International Corp. (a)	32,600	317,198

			1,202,298

Machinery - 4.2%	AGCO Corp. (a)	61,000	1,195,600
	Altra Holdings, Inc. (a)	66,500	258,020
	CIRCOR International, Inc.	20,900	470,668
	EnPro Industries, Inc. (a)	32,600	557,460
	Kennametal, Inc.	8,600	139,406
	Mueller Industries, Inc.	28,400	615,996
	RBC Bearings, Inc. (a)	51,200	782,336
	Robbins & Myers, Inc.	104,000	1,577,680
	Wabash National Corp.	264,000	324,720

			5,921,886

Media - 2.9%	Harte-Hanks, Inc.	642,600	3,437,910
	Playboy Enterprises, Inc. Class B (a)	314,800	620,156

			4,058,066

Metals & Mining - 0.5%	Steel Dynamics, Inc.	76,700	675,727

Multi-Utilities - 2.2%	OGE Energy Corp.	131,500	3,132,330

3

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Multiline Retail - 0.5%	Saks, Inc. (a)(b)	384,800	$719,576

Oil, Gas & Consumable Fuels - 1.9%	Cabot Oil & Gas Corp. Class A	52,900	1,246,853
	Plains Exploration & Production Co.(a)	29,400	506,562
	St. Mary Land & Exploration Co.	23,400	309,582
	Swift Energy Co. (a)	15,000	109,500
	Venoco, Inc. (a)	119,800	392,944
	Whiting Petroleum Corp. (a)	5,200	134,420

			2,699,861

Personal Products - 0.4%	Alberto-Culver Co.	24,800	560,728

Pharmaceuticals - 2.9%	King Pharmaceuticals, Inc. (a)	243,400	1,720,838
	Medicis Pharmaceutical Corp. Class A	123,300	1,525,221
	Sepracor, Inc. (a)	54,500	798,970

			4,045,029

Professional Services - 0.2%	Heidrick & Struggles International,Inc.	19,200	340,608

Real Estate Investment Trusts (REITs) - 5.8%	Alexandria Real Estate Equities, Inc.(b)	10,500	382,200
	Brandywine Realty Trust	99,000	282,150
	Dupont Fabros Technology, Inc.	157,700	1,084,976
	Federal Realty Investment Trust	12,500	575,000
	FelCor Lodging Trust, Inc.	147,400	200,464
	Friedman Billings Ramsey Group, Inc. Class A (a)	392,800	78,560
	Home Properties, Inc.	32,400	993,060
	Lexington Corporate Properties Trust	146,600	348,908
	MFA Financial, Inc.	112,000	658,560
	National Retail Properties, Inc.	53,800	852,192
	Omega Healthcare Investors, Inc.	20,100	283,008
	Senior Housing Properties Trust	97,900	1,372,558
	Tanger Factory Outlet Centers, Inc.	18,900	583,254
	UDR, Inc.	39,400	339,234

			8,034,124

Real Estate Management & Development - 0.8%	Jones Lang LaSalle, Inc.	17,100	397,746
	The St. Joe Co. (a)	42,400	709,776

			1,107,522

Road & Rail - 1.3%	Kansas City Southern (a)	17,500	222,425
	Marten Transport Ltd. (a)	48,400	904,112
	Vitran Corp., Inc. (a)	127,100	668,546

			1,795,083

Semiconductors & Semiconductor Equipment - 4.1%	Actel Corp. (a)	66,000	667,920
	Advanced Energy Industries, Inc. (a)	10,600	79,818
	DSP Group, Inc. (a)	188,800	815,616
	Exar Corp. (a)	60,100	375,024
	Mattson Technology, Inc. (a)	131,000	110,171
	Semtech Corp. (a)	47,800	638,130
	Teradyne, Inc. (a)	109,000	477,420
	Zoran Corp. (a)	298,100	2,623,280

			5,787,379

Software - 5.7%	Bottomline Technologies, Inc. (a)	317,603	2,089,828
	Novell, Inc. (a)	634,300	2,702,118

4

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund

Schedule of Investments March 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	TIBCO Software, Inc. (a)	501,700	$2,944,979
	Wind River Systems, Inc. (a)	29,700	190,080

			7,927,005

Specialty Retail - 1.2%	The Children’s Place Retail Stores,Inc. (a)	35,900	785,851
	Urban Outfitters, Inc. (a)	58,500	957,645

			1,743,496

Textiles, Apparel & Luxury Goods - 0.9%	Hanesbrands, Inc. (a)	133,500	1,277,595

Thrifts & Mortgage Finance - 1.3%	Dime Community Bancshares, Inc.	45,000	422,100
	Provident Financial Services, Inc.	58,400	631,304
	Provident New York Bancorp	88,100	753,255

			1,806,659

Trading Companies & Distributors - 1.0%	Applied Industrial Technologies, Inc.	32,597	549,911
	WESCO International, Inc. (a)	44,800	811,776

			1,361,687

Water Utilities - 0.4%	American States Water Co.	14,900	541,168
	Total Common Stocks - 90.7%		126,651,101
	Investment Companies
	iShares Russell 2000 Growth Index Fund	38,400	1,765,632
	iShares Russell 2000 Index Fund (b)	42,400	1,778,256
	PowerShares Zacks Micro Cap Portfolio	29,300	205,393
	SPDR Gold Trust (a)	25,800	2,329,224
	SPDR KBW Regional Banking ETF	22,400	430,528
	Total Investment Companies - 4.6%		6,509,033
	Total Long-Term Investments (Cost - $216,053,177) - 95.3%		133,160,134
	Short-Term Securities
	BlackRock Liquidity Funds, TempFund, 0.646% (c)(d)	7,271,822	7,271,822

		Beneficial
		Interest
		(000)

	BlackRock Liquidity Series, LLC Money Market Series, 1.17% (c)(d)(e)	$7,317	7,316,600
	Total Short-Term Securities (Cost - $14,588,422) - 10.5%		14,588,422
	Total Investments (Cost - $230,641,599*) - 105.8%		147,748,556
	Liabilities in Excess of Other Assets - (5.8)%		(8,050,983)

	Net Assets - 100.0%		$139,697,573

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$241,453,520

Gross unrealized appreciation	$1,759,587
Gross unrealized depreciation	(95,464,551)

Net unrealized depreciation	$(93,704,964)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

5

BlackRock Variable Series Funds, Inc. — BlackRock Value Opportunities V.I. Fund
Schedule of Investments March 31, 2009 (Unaudited)
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	7,271,822	$1,706
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,445,543)	$21,456
BlackRock Liquidity Series, LLC Money Market Series	$(2,199,200)	$23,765
(e)	Security was purchased with the cash proceeds from securities loans.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
•	The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	$140,431,956
Level 2	7,316,600
Level 3	—

Total	$147,748,556

6

Item 2 — Controls and Procedures
2(a) —	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) —	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 — Exhibits
Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.
By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of BlackRock Variable Series Funds, Inc.

Date:	May 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.

Date:	May 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.

Date:	May 20, 2009